                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36  (File No. 2-73115)                    X

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 38  (File No. 811-3218)                                  X

IDS LIFE INVESTMENT SERIES, INC.
IDS Tower 10
Minneapolis, Minnesota 55440-0010

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
     X   on October 30, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
         on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)
         on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  CROSS REFERENCE SHEET

Cross reference sheet for the Retirement Annuity Mutual Funds showing the location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

PART A

Item No.   Location in Prospectus

1          Cover page of prospectus

2(a)       Sales charge and expenses
 (b)       The Funds in brief
 (c)       The Funds in brief

3(a)       Financial highlights
 (b)       NA
 (c)       Performance; Sales charge
 (d)       Performance

4(a) The Funds in brief; Investment policies and risk; How the Funds are organized
 (b)       Investment policies and risk
 (c)       Facts about investments and their risks

5(a)       Directors and officers
 (b)(i) About American Express Financial Corporation; Investment advisory agreements; Investment manager
 (b)(ii)   Investment manager; Investment advisory agreements
 (b)(iii)  Investment manager; Investment advisory agreements
 (c)       Portfolio managers
 (d)       Administrative services agreement
 (e)       Investment manager; About American Express Financial Corporation
 (f)       Investment manager
 (g)       About American Express Financial Corporation

5A(a)      *
  (b)      *

6(a) How the Funds are organized: Shares; Voting rights; How to invest, transfer or redeem shares
 (b)      NA
 (c)      NA
 (d)      NA
 (e)      Cover page
 (f)      Distribution and taxes: Dividends and capital gain distributions
 (g)      Distribution and taxes: Taxes
 (h)      NA

7          Variable accounts; How to invest
  (a)      NA
  (b) Performance: Key terms; Investment policies and their risks: Valuing assets; Sales charge
  (c)      NA
  (d)      NA
  (e)      NA
  (f)      NA
  (g)      NA

8(a)       Redeeming shares
 (b)       NA
 (c)       NA
 (d)       NA

9          None

PART B

Item No.   Location in Statement of Additional Information

10         Cover page of SAI

11         Table of contents

12         NA

13(a)      Additional Investment Policies; all appendices except Dollar Cost
           Averaging
  (b)      Additional Investment Policies
  (c)      Additional Investment Policies
  (d)      Portfolio Transactions

14(a)      Directors and officers**; Directors and officers
  (b)      Directors and officers
  (c)      Directors and officers

15(a)      NA
  (b)      NA
  (c)      Directors and officers

16(a)(i) About American Express Financial Corporation**; Manager and distributor**; Investment manager**; Administrative service agreement**; Investment advisory agreements**
  (a)(ii)  Agreements with IDS Life and American Express Financial Corporation
  (a)(iii) Agreements with IDS Life and American Express Financial Corporation
  (b)      Agreements with IDS Life and American Express Financial Corporation
  (c)      NA
  (d) Agreements with IDS Life and American Express Financial Corporation-Administrative services agreement
  (e)      NA
  (f)      NA
  (g)      NA
  (h)      Custodian; Independent Auditors
  (i)      Custodian; Investment manager**

17(a)      Portfolio Transactions
  (b)      Brokerage Commissions Paid to Brokers Affiliated with IDS Life
  (c)      Portfolio Transactions
  (d)      Portfolio Transactions
  (e)      Portfolio Transactions

18(a)      How the Fund's are organized: Shares and Voting rights**
  (b)      NA

19(a)      Investing in the Funds
  (b)      Valuing Each Fund's Shares; Investing in the Funds
  (c)      NA

20         Taxes

21(a)      NA
  (b)      NA
  (c)      NA

22(a)      Performance Information (for money market funds only)
  (b) Performance Information: Calculation of Total Return and/or Yield (for all funds except money market funds)

23         Financial Statements

 *Designates information is located in annual report.
**Designates location in the prospectus, which is hereby incorporated by reference in the Statement of Additional Information.

Retirement Annuity Mutual Funds
Prospectus/October 30, 1998

This prospectus describes nine funds that receive payments from the variable accounts of your variable annuity contract. Each of these funds has different investment objectives and policies.


IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.


IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to perserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small-and medium-size companies.

IDS Life Growth Dimensions Fund is a stock fund.

IDS Life Global Yield Fund is a bond fund.

IDS Life Income Advantage Fund is a bond fund.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.


Additional facts about the Funds are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI, dated October 30, 1998, is incorporated here by reference. For a free copy, contact Retirement Annuity Mutual Funds at the address below.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life Insurance Company (IDS Life) is not a bank or financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
   IDS Life Growth Dimensions Fund
IDS Life Special Income Fund, Inc.
   IDS Life Special Income Fund
   IDS Life Global Yield Fund
   IDS Life Income Advantage Fund
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
612-671-3733
800-437-0602
TTY: 800-285-8846

Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risks
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information
Year 2000

The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation and it invests primarily in common stocks of small- and medium-size companies.

Growth Dimensions Fund's goal is long-term growth of capital and it invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

Global Yield Fund's goal is high total return through income and growth of capital, and it invests primarily in debt securities of U.S. and foreign issuers.

Income Advantage Fund's goal is to provide high current income as its primary goal and capital growth as its secondary goal and it invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations.

Because  any  investment   involves  risk,   achieving  these  goals  cannot  be
guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expenses. See "Investment manager" and "Administrative services agreement" under "How the Funds are organized."

Performance

Capital Resource Fund
Financial highlights

                                  Fiscal period ended Aug. 31,

                                  Per share income and capital changes(a)

                                        1998    1997     1996    1995   1994    1993   1992    1991    1990     1989

Net asset value,                      $27.97  $25.57   $24.42  $23.43 $24.58  $23.90 $23.15  $17.54  $20.17   $15.06
beginning of period

                                   Income from investment operations:

Net investment income (loss)             .11     .16      .30     .29    .29     .23    .21     .40     .52      .39

Net gains (losses) (both                (.54)   6.45     1.22    3.70   1.56    1.89   1.75    6.61   (2.06)    5.38
realized and unrealized)

Total from investment                   (.43)   6.61     1.52    3.99   1.85    2.12   1.96    7.01   (1.54)    5.77
operations

                                   Less distributions:

Dividends from net                      (.11)   (.15)    (.29)   (.29)  (.29)   (.23)  (.21)   (.40)   (.52)    (.39)
investment income

Distributions from                      (.63)  (4.05)    (.07)  (2.71) (2.71)  (1.21) (1.00)  (1.00)   (.57)    (.27)
realized gains

Excess distributions from                 --    (.01)    (.01)     --     --      --     --      --      --       --
net investment income

Total distributions                     (.74)  (4.21)    (.37)  (3.00) (3.00)  (1.44) (1.21)  (1.40)  (1.09)    (.66)

Net asset value,end                   $26.80  $27.97   $25.57  $24.42 $23.43  $24.58 $23.90  $23.15  $17.54   $20.17
of period

                                     Ratios/supplemental data

                                        1998    1997     1996    1995   1994    1993   1992    1991    1990     1989

Net assets, end of                    $4,453  $4,867   $4,372  $3,845 $2,899  $2,308 $1,681  $1,191    $702     $660
period (in millions)

Ratio of expenses to                     .66%    .67%     .68%   .69%    .68%    .68%   .70%    .70%    .70%     .73%
average daily net assets

Ratio of net income (loss) to            .34%    .61%    1.15%  1.22%   1.20%    .94%   .91%   1.94%   2.69%    2.22%
average daily net assets

Portfolio turnover rate                   68%    110%     131%    88%     85%     65%    63%     74%     82%      42%
(excluding short-term
securities)

Total return(b)                         (1.7%)  28.5%     6.2%  17.2%    7.6%    8.9%   8.5%   40.7%   (7.8%)   38.7%

Average brokerage                     $.0536   $.0492  $.0565     --      --      --     --      --      --       --
commission rate (c)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
c Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Special Income Fund
Financial highlights

                                  Fiscal period ended Aug. 31,

                                  Per share income and capital changes(a)

                                      1998    1997   1996    1995    1994    1993  1992      1991     1990   1989

Net asset value,
beginning of period                 $11.99  $11.54 $11.58  $11.05  $12.08  $11.26  $10.72   $10.10  $11.11 $10.88

                                  Income from investment operations:

Net investment income (loss)           .88     .85    .88     .88     .84     .85     .90      .97     .99   1.03

Net gains (losses) (both
realized and unrealized)              (.68)    .52   (.07)    .56    (.99)    .82     .54      .62   (1.01)   .23


Total from investment                  .20    1.37    .81    1.44    (.15)   1.67    1.44     1.59    (.02)  1.26
operations

                                  Less distributions:

Dividends from net                    (.85)  (.84)   (.85)   (.87)   (.85)   (.85)   (.90)    (.97)   (.99) (1.03)
investment income

Distributions from                    (.26)  (.07)     --    (.02)   (.02)     --      --       --      --     --
realized gains

Excess distributions from
net investment income                   --   (.01)     --    (.02)   (.01)     --      --       --      --     --

Total distributions                  (1.11)  (.92)   (.85)   (.91)   (.88)   (.85)   (.90)    (.97)   (.99) (1.03)

Net asset value,
end of period                       $11.08  $11.99 $11.54  $11.58  $11.05  $12.08  $11.26   $10.72  $10.10 $11.11

                                   Ratios/supplemental data:

                                      1998    1997   1996    1995    1994    1993     1992    1991    1990    1989

Net assets, end of
period (in millions)                $1,852  $1,923 $1,912  $1,703  $1,559  $1,551   $1,136    $800    $641    $565

Ratio of expenses to
average daily net assets              .67%    .68%   .68%    .68%    .67%    .69%     .71%    .70%    .71%    .73%

Ratio of net income (loss) to
average daily net assets             7.39%   7.18%  7.47%   8.08%   7.20%   7.41%    8.22%   9.31%   9.42%   9.37%

Portfolio turnover rate
(excluding short-term
securities)                            48%     73%    56%     56%     57%     77%      92%     97%    118%    132%

Total return(b)                       1.5%   12.2%   5.8%   13.8%  (1.3%)   15.5%    14.0%   16.5%   (.1%)   12.2%

a For a share outstanding throughout the period. Rounded to the nearest cent b Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



Managed Fund
Financial highlights

                                  Fiscal period ended Aug. 31,

                                  Per share income and capital changes(a)

                                    1998    1997    1996    1995    1994    1993   1992    1991    1990     1989

Net asset value,
beginning of period               $18.87  $16.00  $14.85  $13.65  $14.32  $13.08 $12.59  $10.93  $12.08    $9.87

                                  Income from investment operations:

Net investment income (loss)         .49     .46     .46     .40     .47     .49    .56     .58     .65      .48

Net gains (losses) (both
realized and unrealized)            (.12)   3.93    1.15    1.20    (.26)   1.60    .95    2.11    (.67)    2.25

Total from investment                .37    4.39    1.61    1.60     .21    2.09   1.51    2.69    (.02)    2.73
operations

                                  Less distributions:

Dividends from net                  (.48)   (.45)   (.46)   (.40)   (.47)   (.49)  (.56)   (.58)   (.65)    (.48)
investment income

Distributions from                 (1.50)  (1.06)     --      --    (.41)   (.36)  (.46)   (.45)   (.48)    (.04)
realized gains

Excess distributions from
net investment income               (.01)   (.01)     --      --      --      --     --      --      --       --

Total distributions                (1.99)  (1.52)   (.46)   (.40)   (.88)   (.85) (1.02)  (1.03)  (1.13)    (.52)

Net asset value,
end of period                     $17.25  $18.87  $16.00  $14.85  $13.65  $14.32 $13.08  $12.59  $10.93   $12.08

                                 Ratios/supplemental data

                                    1998    1997    1996    1995    1994    1993   1992    1991    1990     1989

Net assets, end of                $4,413  $4,445  $3,482  $3,044  $2,499  $1,858 $1,169    $810    $545     $462
period (in millions)

Ratio of expenses to
average daily net assets            .64%    .64%    .65%    .68%    .68%     .69%  .71%     .70%    .71%     .73%  .

Ratio of net income (loss) to
average daily net assets           2.56%   2.65%   2.94%   2.96%   3.46%    3.70% 4.35%    4.86%   5.42%    5.06%

Portfolio turnover rate
(excluding short-term                50%     72%     85%     72%     79%      58%   50%      52%     37%      69%
securities)

Total return(b)                     1.7%   27.5%   11.0%   11.9%    1.5%    16.3% 12.1%    25.2%    (.2%)   28.5%

Average brokerage                 $.0295  $.0334  $.0606     --      --       --    --       --       --      --
commission rate (c)

a  For a share outstanding throughout the period. Rounded to the nearest cent.
b Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
c Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Moneyshare Fund
Financial highlights

                           Fiscal period ended Aug. 31,

                           Per share income and capital changes(a)

                            1998     1997    1996    1995    1994    1993    1992     1991    1990    1989

Net asset value,            $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
beginning of period

                            Income from investment operations:

Net investment income         .05     .05     .05     .05     .03     .03     .04      .07     .08     .09
(loss)

                            Less distributions:

Dividends from net           (.05)   (.05)   (.05)   (.05)   (.03)   (.03)   (.04)    (.07)   (.08)   (.09)
investment income

Net asset value,            $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
end of period

                            Ratios/supplemental data

                            1998     1997    1996    1995    1994    1993    1992     1991    1990    1989

Net assets, end of           $428    $421    $288    $227    $179    $180    $246     $285    $274    $160
period (in millions)

Ratio of expenses to         .57%    .57%    .56%    .59%    .57%    .60%    .60%     .57%    .62%    .54%
average daily net assets

Ratio of net income         5.13%   4.97%   5.02%   5.23%   3.12%   2.67%   3.93%    6.55%   7.85%   8.68%
(loss) to average daily
net assets

Total return(b)              5.3%    5.1%    5.2%    5.3%    3.2%    2.7%    4.0%     6.8%    8.2%    9.0%

a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



International Equity Fund
Financial highlights

                                   Fiscal period ended Aug. 31,

                                   Per share income and capital changes(a)

                                      1998      1997        1996        1995      1994       1993     1992b

Net asset value,                    $14.09    $13.30      $12.55     $12.91     $11.60     $10.01    $10.00
beginning of period

                                    Income from investment operations:

Net investment income (loss)           .14       .18         .20        .17        .14        .15       .05

Net gains (losses) (both               .42      1.06        1.01       (.37)      1.61       1.81       .01
realized and unrealized)

Total from investment operations       .56      1.24        1.21       (.20)      1.75       1.96       .06

                                    Less distributions:

Dividends from net                    (.15)     (.17)       (.44)      (.16)      (.08)      (.15)     (.05)
investment income

Distributions from                    (.19)     (.28)       (.02)        --       (.29)      (.22)       --
realized gains

Excess distributions                  (.06)       --          --         --       (.07)        --        --
from realized gains

Total distributions                   (.40)     (.45)       (.46)      (.16)      (.44)      (.37)     (.05)

Net asset value, end                $14.25    $14.09      $13.30     $12.55     $12.91     $11.60    $10.01
of period

                                    Ratios/supplemental data

                                      1998      1997        1996        1995      1994       1993     1992b

Net assets, end of                  $2,023    $2,105      $1,874     $1,442     $1,111       $291       $39
period (in millions)

Ratio of expenses to                  .94%      .97%        .96%       1.03%       .98%      1.10%     1.57%c
average daily net assets

Ratio of net income (loss) to         .94%     1.30%       1.28%       1.56%      1.09%      1.37%      .93%c
average daily net assets

Portfolio turnover rate                86%       91%         58%        38%        51%        62%        22%
(excluding short-term
securities)

Total return(d)                         4.1%      9.3%        9.6%     (1.8%)      15.1%      19.8%       .6%

Average brokerage                    $.0218    $.0187      $.0186         --         --         --        --
commission rate(e)

a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Commencement of operations. Period from Jan. 13, 1992 to Aug. 31, 1992.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Aggressive Growth Fund
Financial highlights

                                        Fiscal period ended Aug. 31,

                                        Per share income and capital changes(a)

                                        1998      1997      1996       1995       1994        1993      1992b

Net asset value,
beginning of period                    $17.17   $16.04    $14.44     $11.46     $11.68       $9.00    $10.00

                                       Income from investment operations:

Net investment income                    . 01      .08       .10        .08        .01         .02       .02
(loss)

Net gains (losses) (both
realized and unrealized)                (2.57)    2.84      1.60       2.98       (.22)       2.68     (1.00)

Total from investment                   (2.56)    2.92      1.70       3.06       (.21)       2.70      (.98)
operations

                                        Less distributions:

Dividends from net                       (.01)    (.08)     (.10)      (.08)      (.01)       (.02)     (.02)
investment income

Distributions from                      (1.49)   (1.71)       --         --         --          --        --
realized gains

Excess distributions                     (.01)      --        --         --         --          --        --
from realized gains

Total distributions                     (1.51)   (1.79)     (.10)      (.08)      (.01)       (.02)     (.02)

Net asset value,
end of period                          $13.10   $17.17    $16.04     $14.44     $11.46      $11.68      $9.00

                                        Ratios/supplemental data

                                       1998     1997      1996       1995       1994        1993        1992b

Net assets, end of
period (in millions)                 $1,976   $2,427    $1,941     $1,412       $763        $299         $57

Ratio of expenses to
average daily net assets               .66%     .68%      .69%       .70%       .69%        .75%         .98%(c)

Ratio of net income (loss) to
average daily net assets               .08%     .47%      .65%       .72%       .14%        .28%         .21%(c)

Portfolio turnover rate
(excluding short-term                  176%     218%      189%       116%        59%         55%          28%
securities)

Total return(d)                      (16.4%)    18.6%    11.8%       26.8%     (1.8%)      30.0%        (9.8%)

Average brokerage                    $.0540    $.0430   $.0531         --        --          --           --
commission rate(e)

a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Growth Dimensions Fund
Financial highlights

                                                Fiscal period ended Aug. 31,

                                       Per share income and capital changes(a)

                                                  1998            1997         1996b
Net asset value,
beginning of period                             $12.95           $9.94       $10.00

                                       Income from investment operations:

Net investment income (loss)                       .08             .10          .03

Net gains (losses) (both
realized and unrealized)                           .34            3.01         (.06)

Total from investment operations                   .42            3.11         (.03)

                                       Less distributions:

Dividends from net investment income             (.08)            (.10)        (.03)

Net asset value,
end of period                                   $13.29          $12.95        $9.94

                                       Ratios/supplemental data

                                                  1998            1997         1996b
Net assets, end of period
(in millions)                                   $1,960          $1,307         $171

Ratio of expenses to
average daily net assets                          .69%             .72%        1.04%c

Ratio of net income (loss) to
average daily net assets                          .59%            1.04%        1.69%c

Portfolio turnover rate
(excluding short-term
securities)                                        34%             29%            4%

Total return(d)                                   3.2%           31.4%          (.2%)

Average brokerage commission rate(e)            $.0369         $.0321        $.0559

a  For a share outstanding  throughout the period. Rounded to the nearest cent.
b  Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
e The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


Global Yield Fund
Financial highlights

                                           Fiscal period ended Aug. 31,

                                         Per share income and capital changes(a)

                                               1998       1997      1996b

Net asset value,
beginning of period                          $10.32     $10.08     $10.00

                                           Income from investment operations:

Net investment income (loss)                    .60        .51        .12

Net gains (losses) (both
realized and unrealized)                       (.21)       .14        .07

Total from investment operations                .39        .65        .19

                                           Less distributions:

Dividends from net investment income           (.58)      (.41)      (.11)

Distributions from realized gains              (.04)         --         --

Total distributions                            (.62)      (.41)      (.11)

Net asset value,
end of period                                $10.09     $10.32     $10.08

                                            Ratios/supplemental data

                                               1998       1997       1996b

Net assets, end of period                      $183       $119        $21
(in millions)

Ratio of expenses to                           .95%        .97%      1.77%c
average daily net assets

Ratio of net income (loss) to                 5.81%       5.66%      4.96%c
average daily net assets

Portfolio turnover rate                         14%         36%         4%
(excluding short-term
securities)

Total return(d)                                3.8%        6.5%       2.0%

a  For a share outstanding throughout the period.  Rounded to the nearest cent.
b  Commencement of operations.  Period from May 1, 1996  to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



Income Advantage Fund
Financial highlights

                                                       Fiscal period ended Aug. 31,

                                           Per share income and capital changes(a)

                                                        1998       1997     1996b

Net asset value,
beginning of period                                   $10.39      $9.77     $10.00

                                           Income from investment operations:

Net investment income (loss)                             .95        .88        .18

Net gains (losses) (both
realized and unrealized)                                (.80)       .62       (.23)

Total from investment operations                         .15       1.50       (.05)

                                            Less distributions:

Dividends from net investment income                   (.95)       (.88)      (.18)

Distributions from realzied gains                      (.05)         --         --

Total distributions                                   (1.00)       (.88)      (.18)

Net asset value,
end of period                                          $9.54     $10.39      $9.77

                                           Ratios/supplemental data

                                                        1998       1997       1996b
Net assets, end of period
(in millions)                                           $564       $320        $49

Ratio of expenses to
average daily net assets                                .69%       .69%       1.53%c

Ratio of net income (loss) to
average daily net assets                               9.21%      8.88%       8.14%c

Portfolio turnover rate
(excluding short-term                                    66%       104%         22%
securities)

Total return(d)                                         1.0%      16.8%        (.5%)

a For a share outstanding throughout the period. Rounded to the nearest cent. b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Capital Resource Fund        -1.67%             +11.02%              +13.63%

S&P 500                      +8.00%             +18.19%              +17.01%

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Capital Resource Fund        -1.67%             +  68.68%            +258.73%

S&P 500                      +8.00%             +130.65%             +381.28%

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Special Income Fund          +  1.54%           +6.25%               +8.81%

Lehman Brothers Aggregate

Bond Index                   +10.57%            +6.71%               +9.26%

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Special Income Fund          +  1.54%           +35.41%              +132.68%

Lehman Brothers Aggregate

Bond Index                   +10.57%            +38.40%              +142.45%

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Managed Fund                 +1.74%             +10.36%              +13.11%

S&P 500                      +8.00%             +18.19%              +17.01%

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             5 years              10 years
made                         ago                ago                  ago

---------------------------- ------------------ -------------------- -----------

Managed Fund                 +1.74%             +  63.72%            +242.81%

S&P 500                      +8.00%             +130.65%             +381.28%

Average annual total returns as of Aug. 31, 1998

                                                                   Since
Purchase                     1 year             5 years            inception
made                         ago                ago                Jan. 13, 1992

---------------------------- ------------------ -------------------- -----------

International Equity Fund    +4.09%             +  7.06%             +  8.26%

Morgan Stanley Capital

International World Index    +4.13%             +11.38%              +11.51%*

Cumulative total returns as of Aug. 31, 1998

                                                                   Since
Purchase                     1 year             5 years            inception
made                         ago                ago                Jan. 13, 1992

---------------------------- ------------------ -------------------- -----------

International Equity Fund    +4.09%             +40.68%              +  69.41%

Morgan Stanley Capital

International World Index    +4.13%             +71.44%              +105.27%*

Average annual total returns as of Aug. 31, 1998

                                                                   Since
Purchase                     1 year             5 years            inception
made                         ago                ago                Jan. 13, 1992

---------------------------- ------------------ -------------------- -----------

Aggressive Growth Fund       -16.40%            +  6.75%             +  7.59%

S&P 500                      + 8.00%            +18.19%              +16.50%*

Cumulative total returns as of Aug. 31, 1998

                                                                   Since
Purchase                     1 year             5 years            inception
made                         ago                ago                Jan. 13, 1992

---------------------------- ------------------ -------------------- -----------

Aggressive Growth Fund       -16.40%            +  38.60%            +  62.57%

S&P 500                      +  8.00%           +130.65%             +174.17%*

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Growth Dimensions Fund       +3.19%             +13.72%

S&P 500                      +8.00%             +19.64%

Lipper Growth Fund Index     +2.15%             +13.55%

* Measurement period began Jan. 31, 1992.

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Growth Dimensions Fund       +3.19%             +35.24%

S&P 500                      +8.00%             +52.62%

Lipper Growth Fund Index     +2.15%             +34.83%

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Global Yield Fund            +3.82%             +5.38%

Salomon Brothers Global

Govt. Bond Composite Index   +8.21%             +5.10%

Lipper Global Income Fund

Index                        +1.52%             +5.23%

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Global Yield Fund            +3.82%             +13.05%

Salomon Brothers Global

Govt. Bond Composite Index   +8.21%             +12.35%

Lipper Global Income Fund

Index                        +1.52%             +12.68%

Average annual total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Income Advantage Fund        +  1.03%           +7.07%

Lehman Brothers Aggregate

Bond Index                   +10.57%            +9.28%

Cumulative total returns as of Aug. 31, 1998

Purchase                     1 year             Since inception
made                         ago                May 1, 1996

---------------------------- ------------------ --------------------------------

Income Advantage Fund        +  10.3%           +17.30%

Lehman Brothers Aggregate

Bond Index                   +10.57%            +23.15%

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.


Lehman Brothers Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income or Income Advantage Funds. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Growth Dimensions Fund, although some funds in the index may have somewhat different investment policies or objectives.

Salomon Brothers Global Government Bond Composite Index is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in the Global Yield Fund.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Global Yield Fund, although some funds in the index may have somewhat different investment policies or objectives.

Yield calculation

Special Income, Global Yield and Income Advantage Funds may calculate a 30-day annualized yield by dividing:

o    net investment income per share deemed earned during a 30-day period by

o    the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.


Capital gains or losses - Increase or decrease in value of the securities the Funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.


Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types: investment income (dividends) and realized net long-term capital gains (capital gains distributions).


Investment income - Dividends and interest earned on securities held by the Funds.


Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day and is calculated at the close of business. For Special Income, Global Yield and Income Advantage Funds, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the Funds.


Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risks

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.


Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings or in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.


The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so. The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions, International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's Investors Service, Inc. (Moody's) or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small- and medium-size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

Growth Dimensions Fund - Under normal market conditions, Growth Dimensions Fund invests primarily in common stocks of U.S. and foreign corporations showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. They also may exhibit excellence in technology, marketing or management. Other investments include debt securities, preferred stocks, derivative instruments and money market instruments.

Global Yield Fund - Global Yield Fund invests primarily in debt securities of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries.

The Fund also invests in debt securities below investment grade, convertible securities, common stocks and derivative instruments. The Fund may not purchase securities rated lower than B by Moody's or S&P.

Since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than funds that have broader diversification.

Income Advantage Fund - Under normal market conditions, Income Advantage Fund invests primarily in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB or B by S&P or Moody's equivalent.

However, the Fund may invest in debt securities with lower ratings, including those in default. Other investments include investment-grade bonds, convertible securities, stocks, derivative instruments and money market instruments. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies or stocks of companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.


Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the Fund's investment manager believes it is advantageous to do so.

                   Bond ratings and holdings for fiscal year ended Aug. 31, 1998 for Special Income Fund

                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                         S&P Rating                  Protection of                securities
Percent of               (or Moody's                 principal and                assessed by
net assets               equivalent)                 interest                     AEFC

28.34%                   AAA                         Highest quality              0.53%
 3.64                    AA                          High quality                   --
10.72                    A                           Upper medium grade             --
15.54                    BBB                         Medium grade                 0.29
17.32                    BB                          Moderately speculative       0.43
12.96                    B                           Speculative                  0.81
 1.26                    CCC                         Highly speculative           1.18
   --                    CC                          Poor quality                   --
   --                    C                           Lowest quality                 --
 0.08                    D                           In default                     --
 5.45                    Unrated                     Unrated securities           2.21

                   Bond ratings and holdings for fiscal year ended Aug. 31, 1998 for Managed Fund

                                                                                   Percent of
                                                                                   net assets
                                                                                   in unrated
                             S&P Rating                 Protection of              securities
Percent of                   (or Moody's                principal and              assessed by
net assets                   equivalent)                interest                   AEFC

14.65%                       AAA                        Highest quality            0.03%
 1.11                        AA                         High quality                 --
 3.66                        A                          Upper medium grade           --
 4.82                        BBB                        Medium grade               0.05
 4.35                        BB                         Moderately speculative     0.04
 4.32                        B                          Speculative                0.09
 0.13                        CCC                        Highly speculative         0.11
   --                        CC                         Poor quality                 --
   --                        C                          Lowest quality               --
   --                        D                          In default                   --
 1.80                        Unrated                    Unrated securities         1.48




                   Bond ratings and holdings for fiscal year ended Aug. 31, 1998 for Global Yield Fund

                                                                                   Percent of
                                                                                   net assets
                                                                                   in unrated
                             S&P Rating                 Protection of              securities
Percent of                   (or Moody's                principal and              assessed by
net assets                   equivalent)                interest                   AEFC

    54.51%                   AAA                        Highest quality            0.18%
     5.55                    AA                         High quality                 --
     8.13                    A                          Upper medium grade           --
     9.64                    BBB                        Medium grade                 --
    11.76                    BB                         Moderately speculative     0.04
     0.97                    B                          Speculative                0.15
      --                     CCC                        Highly speculative           --
      --                     CC                         Poor quality                 --
      --                     C                          Lowest quality               --
      --                     D                          In default                   --
     1.75                    Unrated                    Unrated securities         1.38

                   Bond ratings and holdings for fiscal year ended Aug. 31, 1998 for Income Advantage Fund

                                                                                   Percent of
                                                                                   net assets
                                                                                   in unrated
                             S&P Rating                 Protection of              securities
Percent of                   (or Moody's                principal and              assessed by
net assets                   equivalent)                interest                   AEFC

     --%                     AAA                        Highest quality            0.11%
     --                      AA                         High quality                 --
    0.02                     A                          Upper medium grade           --
    0.74                     BBB                        Medium grade                 --
   13.66                     BB                         Moderately speculative       --
   62.56                     B                          Speculative                2.49
    5.41                     CCC                        Highly speculative         4.83
     --                      CC                         Poor quality                 --
     --                      C                          Lowest quality               --
    0.28                     D                          In default                   --
   12.77                     Unrated                    Unrated securities         5.34

(See Appendix A to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.


Foreign investments: There are risks when investing in securities of foreign companies and governments in addition to those assumed when investing in domestic securities. These risks are classified as country risk, currency risk, and custody risk. Each can adversely affect the value of an investment. Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight, the possibility of government-imposed restrictions, even the nationalization of assets. Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in local currency or holds the currency, changes in the exchange rate add or subtract from the asset value of the Fund. Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring. The risks of foreign investments are managed carefully but the Fund cannot guarantee against losses that might result from them. Each Fund, except International Equity and Global Yield Funds may invest up to 25% (Growth Dimensions Fund may invest up to 30%) of its total assets at the time of purchase in securities of foreign issuers.


The Fund may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Funds:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds are valued according to methods selected by the board.

o Assets without readily available market values are valued according to methods selected in good faith by the board.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth, Managed and Growth Dimensions Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income, Moneyshare, Global Yield and Income Advantage Funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity and Global Yield Funds may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has four series of stock representing four separate, diversified funds Capital Resource, International Equity, Aggressive Growth and Growth Dimensions Funds. IDS Life Investment Series, Inc. was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. is a series mutual fund. It has three series of stock representing two separate, diversified funds - Special Income and Income Advantage Funds and one separate non-diversified fund - Global Yield Fund. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

Each Fund is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights


For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the Fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource Fund

Joseph M. Barsky joined AEFC in 1979 and serves as vice president - mutual fund equities and senior portfolio manager. He served as portfolio manager of IDS Equity Select Fund from 1983 to 1997. He also serves as vice president and senior portfolio manager of IDS Equity Advisors, a division of American Express Asset Management International Inc.

Special Income Fund

Steven C. Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. He also manages the Total Return Portfolio. From 1990 to 1991, Steven worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined AEFC in 1991 as a portfolio manager.

Managed Fund

Alfred Henderson joined AEFC in 1996 and serves as senior portfolio manager. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager at Husic Capital Management. Prior to that he was vice president and portfolio manager at Alliance Capital Management Corporation.

Deborah L. Pederson joined AEFC in 1986 as an analyst. She currently serves as vice president and senior portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994.

Moneyshare Fund

Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund, IDS Intermediate Tax-Exempt Fund, IDS Life Money Market Portfolio and IDS Tax-Free Money Fund.

International Equity Fund

Peter Lamaison joined AEFC in 1981 and serves as senior portfolio manager. He also serves as president, chief executive officer and chief investment officer of American Express Asset Management International Inc. He also serves as portfolio manager of IDS International Fund.

Aggressive Growth Fund

Martin G. Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Fund, Inc. - Equity Portfolio since July 1993 and also manages accounts for IDS Advisory Portfolio Management Group.

Growth Dimensions Fund

Gordon M. Fines joined AEFC in 1981 and serves as portfolio manager of this Fund and has served as vice president and senior portfolio manager of Growth Trends Portfolio and its predecessor fund since 1991. Mr. Fines also leads the Growth Team for AEFC. From 1985 to 1991, he was portfolio manager of IDS Managed Retirement Fund.

Global Yield Fund

Michael Ng joined AEFC in 1994 and has served as portfolio manager of this Fund since July 1998. He also manages IDS Global Balanced Fund. Prior to joining AEFC, he was a fixed income analyst for the St. Paul Companies.

Income Advantage Fund

Jack Utter joined AEFC in 1962 and serves as vice president and senior portfolio manager. He also has managed the assets of High Yield Portfolio and its predecessor fund since 1985.

Directors and officers

Shareholders elect a board who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for James A. Mitchell, who only serves the nine IDS Life funds. On Aug. 31, 1998, the Fund's directors and officers did not own any shares of the Funds.

Independent board members and officers

Chairman of the Board

William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


H. Brewster Atwater, Jr.
Retired chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.

Heinz F. Hutter
Retired president and chief operating officer, Cargill, Inc.


Anne P. Jones
Attorney and telecommunications consultant.

Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Retired chairman and chief executive officer, Honeywell, Inc.


Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Officer

Vice president, general counsel and secretary


Leslie L. Ogg*
President of Board Services Corporation.


Board members and officers associated with AEFC

President

John R. Thomas*
Senior vice president, AEFC.


David R. Hubers*
President and chief executive officer, AEFC.


James A. Mitchell*
Executive vice president, AEFC.


Officers associated with AEFC

Vice president

Peter J. Anderson*
Senior vice president, AEFC.


Vice president

Frederick C. Quirsfeld*
Vice president, AEFC.

Treasurer



Matthew N. Karstetter*
Vice president, AEFC.


   Refer to the SAI for the directors' and officers' biographies.
* Interested persons as defined by the Investment Company Act of 1940.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.630%
   Next $1                      0.615
   Next $1                      0.600
   Next $3                      0.585
   Over $6                      0.570

Special Income Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.610%
   Next $1                      0.595
   Next $1                      0.580
   Next $3                      0.565
   Next $3                      0.550
   Over $9                      0.535

Managed Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.5                   0.630%
   Next $0.5                    0.615
   Next $1                      0.600
   Next $1                      0.585
   Next $3                      0.570
   Over $6                      0.550

Moneyshare Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.510%
   Next $0.5                    0.493
   Next $0.5                    0.475
   Next $0.5                    0.458
   Over $2.5                    0.440

International Equity Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.870%
   Next $0.25                   0.855
   Next $0.25                   0.840
   Next $0.25                   0.825
   Next $1                      0.810
   Over $2                      0.795

Aggressive Growth Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.650%
   Next $0.25                   0.635
   Next $0.25                   0.620
   Next $0.25                   0.605
   Next $1                      0.590
   Over $2                      0.575

Growth Dimensions Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.630%
   Next $1                      0.615
   Next $1                      0.600
   Next $3                      0.585
   Over $6                      0.570

Global Yield Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.840%
   Next $0.25                   0.825
   Next $0.25                   0.810
   Next $0.25                   0.795
   Over $1                      0.780

Income Advantage Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.620%
   Next $1                      0.605
   Next $1                      0.590
   Next $3                      0.575
   Next $3                      0.560
   Over $9                      0.545

For the fiscal year ended Aug. 31, 1998, Capital Resource Fund paid IDS Life a total investment management fee of 0.61% of its average daily net assets. Special Income Fund paid 0.61%, Managed Fund paid 0.59%, Moneyshare Fund paid 0.52%, International Equity Fund paid 0.83%, Aggressive Growth Fund paid 0.60%, Growth Dimensions Fund paid 0.63%, Global Yield Fund paid 0.85% and Income Advantage Fund paid 0.63%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1998 were 0.66% for Capital Resource Fund, 0.67% for Special Income Fund, 0.64% for Managed Fund, 0.57% for Moneyshare Fund, 0.94% for International Equity Fund, 0.66% for Aggressive Growth Fund, 0.69% for Growth Dimensions Fund, 0.95% for Global Yield Fund and 0.69% for Income Advantage Fund.

Administrative services agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:

Capital Resource Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.050%
   Next $1                      0.045
   Next $1                      0.040
   Next $3                      0.035
   Over $6                      0.030

Special Income Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.050%
   Next $1                      0.045
   Next $1                      0.040
   Next $3                      0.035
   Next $3                      0.030
   Over $9                      0.025

Managed Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.5                   0.040
   Next $0.5                    0.035
   Next $1                      0.030
   Next $1                      0.025
   Next $3                      0.020
   Over $6                      0.020

Moneyshare Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.030%
   Next $0.5                    0.027
   Next $0.5                    0.025
   Next $0.5                    0.022
   Over $2.5                    0.020

International Equity Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.060%
   Next $0.25                   0.055
   Next $0.25                   0.050
   Next $0.25                   0.045
   Next $1                      0.040
   Over $2                      0.035

Aggressive Growth Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.060%
   Next $0.25                   0.055
   Next $0.25                   0.050
   Next $0.25                   0.045
   Next $1                      0.040
   Over $2                      0.035

Growth Dimensions Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $1                     0.050%
   Next $1                      0.045
   Next $1                      0.040
   Next $3                      0.035
   Over $6                      0.030

Global Yield Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
   First $0.25                  0.060%
   Next $0.25                   0.055
   Next $0.25                   0.050
   Next $0.25                   0.045
   Over $1                      0.040

Income Advantage Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.050%
      Next $1                   0.045
      Next $1                   0.040
      Next $3                   0.035
      Next $3                   0.030
      Over $9                   0.025

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.


AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.35% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life. Total assets under management on Aug. 31, 1998 were more than $184 billion.


IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of a fund. The Funds have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. Year 2000 readiness of other third parties whose system failures could have an impact on a fund's operations currently is being evaluated. The companies or governments in which each Fund invests also may be adversely affected by Year 2000 issues. This may affect the value of a fund's investments. The potential materiality of any impact is not known at this time.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                           IDS Life Investment Series, Inc.
                                 IDS Life Capital Resource Fund
                                 IDS Life International Equity Fund
                                 IDS Life Aggressive Growth Fund
                                 IDS Life Growth Dimensions Fund

                           IDS Life Special Income Fund, Inc.
                                 IDS Life Special Income Fund
                                 IDS Life Global Yield Fund
                                 IDS Life Income Advantage Fund

                           IDS Life Moneyshare Fund, Inc.
                           IDS Life Managed Fund, Inc.


                                     Oct. 30, 1998


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.


This SAI is dated Oct. 30, 1998, and it is to be used with the Funds' prospectus dated Oct. 30, 1998. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1998.

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
(612) 671-3733
(800) 437-0602
TTY: 800-285-8846

                                         TABLE OF CONTENTS

Goals and Investment Policies                              See Prospectus

Additional Investment Policies                                       p. 4

Portfolio Transactions                                               p.27

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life                                             p.31

Performance Information                                              p.32

Valuing Each Fund's Shares                                           p.35

Investing in the Funds                                               p.38

Redeeming Shares                                                     p.38


Taxes                                                                p.39

Agreements with IDS Life and American Express Financial
Corporation                                                          p.39

Directors and Officers                                               p.47


Custodian                                                            p.53


Independent Auditors                                                 p.54

Financial Statements                           See Annual Report and p.54

Prospectus                                                           p.54

Appendix A:       Description of Corporate Bond Ratings and
                  Additional Information on Investment Policies
                  for Investments of Capital Resource, Special
                  Income, Global Yield and Income Advantage
                  Funds                                              p.55


Appendix B:       Foreign Currency Transactions for Investments
                  of all Funds except Moneyshare                     p.57


Appendix C:       Description of Money Market Securities             p.61

Appendix D:       Options and Stock Index Futures Contracts for
                  Investments of Capital Resource, International
                  Equity, Aggressive Growth, Managed, Growth
                  Dimensions and Global Yield Funds                  p.63

Appendix E:       Options and Interest Rate Futures Contracts
                  for Investments of Special Income, Managed,
                  Global Yield and Income Advantage Funds            p.69


Appendix F:       Mortgage-backed Securities and Additional
                  Information on Investment Policies for all
                  Funds except Moneyshare                            p.74


Appendix G:       Dollar-Cost Averaging                              p.77


Appendix H:       Investing in Foreign Securities                    p.78

ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.


`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


Unless changed by the board of directors, Capital Resource will not:

`Buy on margin or sell short, except the Fund may enter into stock index futures contracts.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.


The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.


Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

`Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

`Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, International Equity will not:

`Buy on margin or sell short, except the Fund may enter into stock index futures contracts.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its net assets in warrants.

`Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.


The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.


Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

`Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, Aggressive Growth will not:

`Buy on margin or sell short, except the Fund may enter into stock index futures contracts.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.


The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.


Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, Special Income will not:

`Buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.


Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.


The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.


Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

`Buy on margin or sell short.

`Invest in a company to control or manage it.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.


`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

`Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

`Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

`Buy or sell real estate, commodities or commodity contracts.

`Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, Moneyshare will not:

`Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).


The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.


The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

`Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

`Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

`Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Managed will not:

`Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

`Invest in a company to control or manage it.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

`Invest more than 5% of its net assets in warrants.


`Invest in a company if its investments would result in the total holdings of all the Funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.


`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.


The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.


Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Growth Dimensions agree to a change, Growth Dimensions will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board of directors, Growth Dimensions, will not:

`Buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For the purpose of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 10% of its assets in securities of investment companies.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.


Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Unless a holder of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Global Yield agree to change, Global Yield will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the directors and officers of AEFC or to its own directors and officers.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

`Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the Fund's prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Global Yield, will not:

`Buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Income Advantage agree to change, Income Advantage will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board of directors (the "board") is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

`Issue senior securities, except this restriction shall not be deemed to prohibit the Fund from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Unless changed by the board of directors, Income Advantage, will not:

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 10% of its total assets in securities of investment companies.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest in a company to control or manage it.

`Buy on margin or sell short, except the Fund may enter into interest rate future contracts.

`Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the fund will not purchase securities of that issuer.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participation, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

`In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities. The investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

`In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.


Loans, loan participation and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.


The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on mortgage-backed securities and additional information on investment policies, see Appendix F. For a discussion on dollar-cost averaging, see Appendix G. For a discussion on investing in foreign securities, see Appendix H.

PORTFOLIO TRANSACTIONS


Subject to policies set by the board of directors, AEFC, American Express Asset Management International Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.


AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.


On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield or Income Advantage Funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the Funds in the IDS MUTUAL FUND GROUP.


Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each Fund to pay a commission in excess of the amount another broker might have charged.


IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary.


When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the Fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.


On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:


Fiscal year        Capital    International Aggressive     Special                 Growth       Income
ended Aug. 31,     Resource     Equity        Growth       Income     Managed    Dimensions    Advantage
----------------- ----------- ------------ -------------- ---------- ----------- ------------ ------------
1996              13,416,430    3,551,512      5,313,285     23,608   3,683,714      124,863           --
1997               9,778,626    6,013,492      7,958,360    168,718   3,490,303      657,014        1,668
1998               7,319,583    6,012,897      6,553,128     85,301   2,698,065    1,172,182        4,211

Transactions amounting to $9,605,000, $159,081,000, $343,000 and $100,809,000
with related commissions of $13,480, $287,958, $330 and $90,351 were directed to brokers by Capital Resource, Aggressive Growth, Growth Dimensions and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1998.

Capital Resource Fund's acquisition during the fiscal year ended Aug. 31, 1998, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Morgan Stanley                                                 $68,814,329
Travelers Group                                                 55,468,750

International Equity Fund's acquisition during the fiscal year ended Aug. 31, 1998 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
First Chicago                                                   $8,195,859
Merrill Lynch                                                    2,383,440

Aggressive Growth Fund's acquisition during the fiscal year ended Aug. 31, 1998, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Goldman Sachs                                                  $10,233,547
Merrill Lynch                                                    5,071,848
Salomon                                                         10,242,475

Special Income Fund's acquisition during the fiscal year ended Aug. 31, 1998, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Goldman Sachs                                                  $ 2,781,935
Morgan (JP)                                                     12,387,764
Morgan Stanley                                                   6,951,204
Salomon                                                          5,077,000

Moneyshare Fund's acquisition during the fiscal year ended Aug. 31, 1998, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Bank of America                                                $ 2,999,679
Bear Stearns                                                    11,500,280
First Chicago                                                    4,957,910
Merrill Lynch                                                   19,254,468
Morgan Stanley                                                   5,997,696

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1998, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
--------------                                              -----------
Bank of America                                                $26,172,750
First Chicago                                                    5,750,466
Goldman Sachs                                                    1,689,032
Merrill Lynch                                                   12,722,010
Morgan (JP)                                                      4,622,300
Morgan Stanley                                                  49,353,125
Salomon                                                          4,176,160
Travelers Group                                                 86,371,876

Growth Dimensions Fund's acquisition during the fiscal year ended Aug. 31, 1998 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
--------------                                              -----------
Bank of America                                                $20,150,859
First Chicago                                                    2,586,072
Goldman Sachs                                                    8,147,095
Merrill Lynch                                                    9,040,688
Morgan Stanley                                                  22,817,982
Travelers Group                                                 37,807,499

Global Yield Fund's acquisition during the fiscal year ended Aug. 31, 1998 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Morgan (JP)                                                       $924,460

Income Advantage Fund did not acquire securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities during the fiscal year ended Aug. 31, 1998.

The portfolio turnover rate for Capital Resource Fund was 68% in fiscal year ended Aug. 31, 1998 and 110% in fiscal year ended 1997. The portfolio turnover rate for Managed Fund was 50% in fiscal year ended Aug. 31, 1998 and 72% in fiscal year ended 1997.

The portfolio turnover rate for International Equity Fund was 86% in fiscal year ended Aug. 31, 1998 and 91% in fiscal year ended 1997. The portfolio turnover rate for Aggressive Growth Fund was 176% in fiscal year ended Aug. 31, 1998 and 218% in fiscal year ended 1997.

The portfolio turnover rate for Special Income Fund was 48% in fiscal year ended Aug. 31, 1998 and 73% in fiscal year ended 1997. The portfolio turnover rate for Growth Dimensions Fund was 34% in fiscal year ended Aug. 31, 1998 and 29% in fiscal year ended 1997.

The portfolio turnover rate for Global Yield fund was 14% in fiscal year ended Aug. 31, 1998 and 36% in fiscal year ended 1997. The portfolio turnover rate for Income Advantage Fund was 66% in fiscal year ended Aug. 31, 1998 and 104% in fiscal year ended 1997.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth,

Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.



No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1998.


Information about brokerage commissions paid by the Funds to American Enterprise Investment Services, Inc., a wholly-owned subsidiary of AEFC, for the last three fiscal years are contained in the following table:


                                For the Fiscal Year Ended Aug. 31,

                                        1998                                1997              1996
               ----------------------------------------------------   ----------------  -----------------
                                                       Percentage of
                                                         Aggregate
                     Aggregate         Percent of      Dollar Amount    Aggregate Dollar      Aggregate
                   Dollar Amount       Aggregate      of Transactions       Amount of       Dollar Amount
                   of Commissions      Brokerage         Involving      Commissions Paid    of Commissions
Fund               Paid to Broker     Commissions       Payment of          to Broker       Paid to Broker
                                                        Commissions
----               --------------     -----------     ---------------   ----------------    --------------
Capital
Resource              $630,669           8.62%             16.12%           $817,190           $841,159

International
Equity                  None              None              None              None               None

Aggressive
Growth                 414,129           6.34              10.72             183,327            245,269

Special Income          None              None              None              None               None

Managed                123,736           4.59               6.89             227,619             76,269

Growth
Dimensions             129,771          11.07              11.47              20,404                212

Global Yield            None              None              None              None               None

Income
Advantage               None              None              None              None               None

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                           P(1+T)n = ERV

where:             P =     a hypothetical initial payment of $1,000
                   T =     average annual total return
                   n =     number of years
                 ERV =     ending redeemable value of a hypothetical $1,000
                           payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:            P  =    a hypothetical initial payment of $1,000
                ERV  =    ending redeemable value of a hypothetical $1,000
                          payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income, Global Yield and Income Advantage Funds may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                     Yield = 2[(a-b + 1)6 - 1]
                                                cd

where:             a =     dividends and interest earned during the period
                   b =     expenses accrued for the period (net of
                           reimbursements)
                   c =     the average daily number of shares outstanding
                           during the period that were entitled to receive dividends
                   d =     the maximum offering price per share on the last
                           day of the period

Special Income Fund's annualized yield was 7.98%, Global Yield Fund's was 4.72% and Income Advantage Fund's was 10.99% for the 30-day period ended Aug. 31, 1998.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                                    D     x   F  = DY
                                   NAV        30

where:            D  =     sum of dividends for 30 day period
                NAV  =     beginning of period net asset value
                  F  =     annualizing factor
                 DY  =     distribution yield


Special Income Fund's distribution yield was 8.01%, Global Yield Fund's was 4.74% and Income Advantage Fund's was 11.05% for the 30-day period ended Aug. 31, 1998.


Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = [(return for seven day period + 1) x (365/7)] - 1


Moneyshare Fund's simple annualized yield was 5.20% and its compound yield was 5.07% for the seven days ended Aug. 31, 1998, the last business day of the Fund's fiscal year.

Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each Fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER. SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING EACH FUND'S SHARES

On Aug. 31, 1998, the computation of the value of an individual share looked like this:

Capital Resource Fund

Net assets                               Shares outstanding                Net asset value of one share
----------                               ------------------                ----------------------------
$4,452,906,129           divided by      166,148,138                  =    $26.80

International Equity Fund

Net assets                               Shares outstanding                Net asset value of one share
----------                               ------------------                ----------------------------
$2,022,733,332           divided by      141,929,530                  =    $14.25

Aggressive Growth Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$1,975,591,374           divided by      150,788,780                  =      $13.10

Special Income Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$1,852,495,857           divided by      167,124,308                  =      $11.08

Managed Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$4,412,953,457           divided by      255,784,848                  =      $17.25

Growth Dimensions Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$1,959,524,639           divided by      147,461,467                  =      $13.29





Global Yield Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$183,337,432             divided by      18,170,417                   =      $10.09

Income Advantage Fund

Net assets                                   Shares outstanding               Net asset value of one share
----------                                   ------------------               ----------------------------
$564,280,997             divided by      59,149,923                   =      $9.54


Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

`Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

`Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

`Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

`Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

`Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.


`Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Funds' boards of directors.


`Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

`Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.


In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.


In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


The Funds are valued on any normal business day, Monday through Friday, that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield or Income Advantage funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.


Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.


REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder (variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

`The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,


`Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or


`The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.



TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors.

The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.630%
      Next $1                   0.615
      Next $1                   0.600
      Next $3                   0.585
      Over $6                   0.570

International Equity Fund

         Assets               Annual rate at
       (billions)            each asset level
       ----------            ----------------
     First $0.25                 0.870%
     Next $0.25                  0.855
     Next $0.25                  0.840
     Next $0.25                  0.825
     Next $1                     0.810
     Over $2                     0.795

Aggressive Growth Fund

        Assets               Annual rate at
      (billions)            each asset level
      ----------            ----------------
     First $0.25                 0.650%
     Next $0.25                  0.635
     Next $0.25                  0.620
     Next $0.25                  0.605
     Next $1                     0.590
     Over $2                     0.575

Special Income Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.610%
      Next $1                   0.595
      Next $1                   0.580
      Next $3                   0.565
      Next $3                   0.550
      Over $9                   0.535

Moneyshare Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
     First $1                   0.510%
     Next $0.5                  0.493
     Next $0.5                  0.475
     Next $0.5                  0.458
     Over $2.5                  0.440

Managed Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
     First $0.5                 0.630%
     Next $0.5                  0.615
     Next $1                    0.600
     Next $1                    0.585
     Next $3                    0.570
     Over $6                    0.550

Growth Dimensions Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.630%
      Next $1                   0.615
      Next $1                   0.600
      Next $3                   0.585
      Over $6                   0.570

Global Yield Fund

        Assets               Annual rate at
      (billions)            each asset level
      ----------            ----------------
     First $0.25                   0.840%
     Next $0.25                    0.825
     Next $0.25                    0.810
     Next $0.25                    0.795
     Over $1                       0.780

Income Advantage Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.620%
      Next $1                   0.605
      Next $1                   0.590
      Next $3                   0.575
      Next $3                   0.560
      Over $9                   0.545

On Aug. 31, 1998, the daily rate applied to the Fund's assets on an annual basis, was 0.605% for Capital Resource, 0.828% for International Equity, 0.609% for Aggressive Growth, 0.603% for Special Income, 0.510% for Moneyshare, 0.592% for Managed, 0.623% for Growth Dimensions, 0.840% for Global Yield and 0.620% for Income Advantage. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the current agreement, the total amount paid for Capital Resource was $31,852,411 for the fiscal year ended Aug. 31, 1998, $27,562,075 for the fiscal year ended 1997, and $26,046,720 for the fiscal year 1996.

Under the current agreement, the total amount paid for International Equity was $18,268,846 for the fiscal year ended Aug. 31, 1998, $16,844,405 for the fiscal year ended 1997, and $13,990,974 for the fiscal year 1996.

Under the current agreement, the total amount paid for Aggressive Growth was $15,625,616 for the fiscal year ended Aug. 31, 1998, $13,049,949 for the fiscal year ended 1997, and $10,459,512 for the fiscal year 1996.

Under the current agreement, the total amount paid for Special Income was $11,816,239 for the fiscal year ended Aug. 31, 1998, $11,582,416 for the fiscal year ended 1997, and $11,311,856 for the fiscal year 1996.

Under the current agreement, the total amount paid for Moneyshare was $2,041,502 for the fiscal year ended Aug. 31, 1998, $1,845,243 for the fiscal year ended 1997, and $1,283,789 for the fiscal year 1996.

Under the current agreement, the total amount paid for Managed was $28,641,618 for the fiscal year ended Aug. 31, 1998, $23,778,006 for the fiscal year ended 1997, and $19,987,805 for the fiscal year 1996.

Under the current agreement, the total amount paid for Growth Dimensions was $11,769,360 for the fiscal year ended Aug. 31, 1998, $4,581,562 for the fiscal year ended 1997, and $153,340 for the fiscal year ended 1996.

Under the current agreement, the total amount paid for Global Yield was $1,338,718 for the fiscal year ended Aug. 31, 1998, $576,997 for the fiscal year ended 1997, and $26,039 for the fiscal year ended 1996.

Under the current agreement, the total amount paid for Income Advantage was $2,988,028 for the fiscal year ended Aug. 31, 1998, $1,070,942 for the fiscal year ended 1997, and $44,245 for the fiscal year ended 1996.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the Funds and expenses properly payable by the Funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under the current agreement:

Capital Resource paid nonadvisory expenses of $691,029 for the fiscal year ended Aug. 31, 1998, $1,216,304 for the fiscal year ended 1997, and $1,237,584 for the fiscal year ended 1996.

International Equity paid nonadvisory expenses of $1,494,878 for the fiscal year ended Aug. 31, 1998, $1,971,367 for the fiscal year ended 1997, and $1,439,851 for the fiscal year 1996.

Aggressive Growth paid nonadvisory expenses of $389,523 for the fiscal year ended Aug. 31, 1998, $595,678 for the fiscal year ended 1997, and $555,212 for the fiscal year 1996.

Special Income paid nonadvisory expenses of $306,961 for the fiscal year ended Aug. 31, 1998, $470,062 for the fiscal year ended 1997, and $534,757 for the fiscal year 1996.

Moneyshare paid nonadvisory expenses of $90,399 for the fiscal year ended Aug. 31, 1998, $112,930 for the fiscal year ended 1997, and $134,008 for the fiscal year 1996.

Managed paid nonadvisory expenses of $694,841 for the fiscal year ended Aug. 31, 1998, $781,442 for the fiscal year ended 1997, and $857,900 for the fiscal year 1996.

Growth Dimensions paid nonadvisory expenses of $379,620 for the fiscal year ended Aug. 31, 1998, $311,923 for the fiscal year ended 1997, and $88,000 for the fiscal year ended 1996.

Global Yield paid nonadvisory expenses of $73,014 for the fiscal year ended Aug. 31, 1998, $53,806 for the fiscal year ended 1997, and $26,994 for the fiscal year ended 1996.

Income Advantage paid nonadvisory expenses of $82,924 for the fiscal year ended Aug. 31, 1998, $29,848 for the fiscal year ended 1997, and $61,600 for the fiscal year ended 1996.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.050%
      Next $1                   0.045
      Next $1                   0.040
      Next $3                   0.035
      Over $6                   0.030

International Equity Fund

        Assets               Annual rate at
      (billions)            each asset level
      ----------            ----------------
     First $0.25                 0.060%
     Next $0.25                  0.055
     Next $0.25                  0.050
     Next $0.25                  0.045
     Next $1                     0.040
     Over $2                     0.035

Aggressive Growth Fund

        Assets               Annual rate at
      (billions)            each asset level
      ----------            ----------------
     First $0.25                 0.060%
     Next $0.25                  0.055
     Next $0.25                  0.050
     Next $0.25                  0.045
     Next $1                     0.040
     Over $2                     0.035

Special Income Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.050%
      Next $1                   0.045
      Next $1                   0.040
      Next $3                   0.035
      Next $3                   0.030
      Over $9                   0.025

Moneyshare Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
    First $1                    0.030%
    Next $0.5                   0.027
    Next $0.5                   0.025
    Next $0.5                   0.022
    Over $2.5                   0.020

Managed Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
    First $0.5                  0.040%
    Next $0.5                   0.035
    Next $1                     0.030
    Next $1                     0.025
    Next $3                     0.020
    Over $6                     0.020

Growth Dimensions Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.050%
      Next $1                   0.045
      Next $1                   0.040
      Next $3                   0.035
      Over $6                   0.030

Global Yield Fund

        Assets               Annual rate at
      (billions)            each asset level
      ----------            ----------------
     First $0.25                 0.060%
     Next $0.25                  0.055
     Next $0.25                  0.050
     Next $0.25                  0.045
     Over $1                     0.040

Income Advantage Fund

       Assets               Annual rate at
     (billions)            each asset level
     ----------            ----------------
      First $1                  0.050%
      Next $1                   0.045
      Next $1                   0.040
      Next $3                   0.035
      Next $3                   0.030
      Over $9                   0.025

On Aug. 31, 1998, the daily rate applied to Capital Resource was equal to 0.042% on an annual basis.

On Aug. 31, 1998, the daily rate applied to International Equity was equal to 0.046% on an annual basis.

On Aug. 31, 1998, the daily rate applied to Aggressive Growth was equal to 0.046% on an annual basis.

On Aug. 31, 1998, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1998, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1998, the daily rate applied to Managed was equal to 0.027% on an annual basis.

On Aug. 31, 1998 the daily rate applied to Growth Dimensions was equal to 0.047% on an annual basis.

On Aug. 31, 1998 the daily rate applied to Global Yield was equal to 0.060% on an annual basis.

On Aug. 31, 1998 the daily rate applied to Income Advantage was equal to 0.050% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund.

AEFC  has a  Sub-Investment  Advisory  Agreement  with  American  Express  Asset
Management  International  Inc.  under which AEFC pays  American  Express  Asset
Management International Inc. a fee equal on an annual basis to 0.35% of International Equity Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $13,148,180 for its services in connection with Capital Resource Fund. For fiscal year 1997, the amount was $11,405,895 and for fiscal year 1996 it was $10,767,468.

For the fiscal period ended Aug. 31, 1998, IDS Life paid AEFC $7,744,185 for its services in connection with International Equity Fund. For fiscal year 1997, the amount was $7,127,500 and for fiscal year 1996 it was $5,895,097.

For the fiscal period ended Aug. 31, 1998, IDS Life paid AEFC $6,496,353 for its services in connection with Aggressive Growth Fund. For fiscal year 1997, the amount was $5,385,048 and for fiscal year 1996 it was $4,281,869.

For the fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $4,869,052 for its services in connection with Special Income Fund. For fiscal year 1997, the amount was $4,808,246 and for fiscal year 1996 it was $4,698,757.

For the fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $995,844 for its services in connection with Moneyshare Fund. For fiscal year 1997, the amount was $907,423 and for fiscal year 1996 it was $621,885.

For the fiscal year end Aug. 31, 1998, IDS Life paid AEFC $12,132,138 for its services in connection with Managed Fund. For fiscal year 1997, the amount was $10,013,842 and for fiscal year 1996 it was $8,355,352.

For fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $4,691,961 for its services in connection with Growth Dimensions Fund. For fiscal year 1997, the amount was $1,821,928 and for fiscal year 1996 it was $61,016.

For fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $395,622 for its services in connection with Global Yield Fund. For fiscal year 1997, the amount was $172,596 and for fiscal year 1996 it was $7,771.

For fiscal year ended Aug. 31, 1998, IDS Life paid AEFC $1,190,430 for its services in connection with Income Advantage Fund. For fiscal year 1997, the amount was $431,464 and for fiscal year 1996 it was $17,890.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS


The following is a list of the Fund's directors. They serve 15 Master Trust Portfolios and 47 IDS and IDS Life funds, except for James A. Mitchell, who only serves the nine IDS Life funds. All shares have cumulative voting rights when voting on the election of directors.


H. Brewster Atwater, Jr.
Born in 1931.
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin and Union Pacific Resources.



David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of AEFC.


Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).


Alan K. Simpson'
Born in 1931.
1201 Sunshine Ave.
Cody, WY


Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Pacific Corp. (electric power) and Biogen (pharmaceuticals).


Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN


President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).


John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN


Senior vice president of AEFC.


Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+    Member of executive committee.
`    Member of joint audit committee.
*    Interested person by reason of being an officer of the funds.
** Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.


In addition to Mr. Pearce, who is chairman, and Mr. Thomas, who is president, the Fund's other officer is:


Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN


President of Board Services Corporation. Vice president, general counsel and secretary for the Funds.


Officers who also are officers and/or employees of AEFC:

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Funds.


Frederick C. Quirsfeld
Born in 1947.
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Matthew N. Karstetter
Born in 1961.
IDS Tower 10
Minneapolis, MN

Vice president of Investment Accounting for AEFC since 1996. Prior to joining AEFC, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996. Treasurer for the Fund.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $2,800 for IDS Life Capital Resource Fund, $1,200 for IDS Life International Equity Fund, $1,400 for IDS Life Aggressive Growth Fund, $1,100 for IDS Life Special Income Fund, $200 for IDS Life Moneyshare Fund, $2,600 for IDS Life Managed Fund, $800 for IDS Life Growth Dimensions Fund, $100 for IDS Life Global Yield Fund and $200 for IDS Life Income Advantage Fund. The Chair of the Contracts Committee receives an additional $83. Board Members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state between $1 and $27. Expenses for attending meetings are reimbursed.

During the fiscal year that ended Aug. 31, 1998, the members of the board, for attending up to 26 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND GROUP.

Capital Resource Fund

                                        Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $3,700                 $0                   $0                 $98,400
Lynne V. Cheney                  3,720                  0                    0                  92,400
Robert F. Froehlke               1,050                  0                    0                  29,100
Heinz F. Hutter                  3,750                  0                    0                 101,400
Anne P. Jones                    3,791                  0                    0                  96,900
Melvin R. Laird                    672                  0                    0                  16,400
Alan K. Simpson                  3,564                  0                    0                  84,400
Edson W. Spencer                 3,942                  0                    0                 112,900
Wheelock Whitney                 3,796                  0                    0                 104,400
C. Angus Wurtele                 3,850                  0                    0                 107,400





International Equity Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $2,100                 $0                   $0                 $98,400
Lynne V. Cheney                  2,028                  0                    0                  92,400
Robert F. Froehlke                 650                  0                    0                  29,100
Heinz F. Hutter                  2,150                  0                    0                 101,400
Anne P. Jones                    2,100                  0                    0                  96,900
Melvin R. Laird                    390                  0                    0                  16,400
Alan K. Simpson                  1,888                  0                    0                  84,400
Edson W. Spencer                 2,342                  0                    0                 112,900
Wheelock Whitney                 2,200                  0                    0                 104,400
C. Angus Wurtele                 2,250                  0                    0                 107,400

Aggressive Growth Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $2,233                 $0                   $0                 $98,400
Lynne V. Cheney                  2,169                  0                    0                  92,400
Robert F. Froehlke                 650                  0                    0                  29,100
Heinz F. Hutter                  2,283                  0                    0                 101,400
Anne P. Jones                    2,243                  0                    0                  96,900
Melvin R. Laird                    390                  0                    0                  16,400
Alan K. Simpson                  2,029                  0                    0                  84,400
Edson W. Spencer                 2,475                  0                    0                 112,900
Wheelock Whitney                 2,333                  0                    0                 104,400
C. Angus Wurtele                 2,383                  0                    0                 107,400

Special Income Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $2,000                 $0                   $0                 $98,400
Lynne V. Cheney                  1,922                  0                    0                  92,400
Robert F. Froehlke                 625                  0                    0                  29,100
Heinz F. Hutter                  2,050                  0                    0                 101,400
Anne P. Jones                    1,994                  0                    0                  96,900
Melvin R. Laird                    372                  0                    0                  16,400
Alan K. Simpson                  1,783                  0                    0                  84,400
Edson W. Spencer                 2,242                  0                    0                 112,900
Wheelock Whitney                 2,100                  0                    0                 104,400
C. Angus Wurtele                 2,150                  0                    0                 107,400





Moneyshare Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $1,000                 $0                   $0                 $98,400
Lynne V. Cheney                    862                  0                    0                  92,400
Robert F. Froehlke                 325                  0                    0                  29,100
Heinz F. Hutter                  1,050                  0                    0                 101,400
Anne P. Jones                      937                  0                    0                  96,900
Melvin R. Laird                    160                  0                    0                  16,400
Alan K. Simpson                    735                  0                    0                  84,400
Edson W. Spencer                 1,242                  0                    0                 112,900
Wheelock Whitney                 1,100                  0                    0                 104,400
C. Angus Wurtele                 1,150                  0                    0                 107,400

Managed Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $3,333                 $0                   $0                 $98,400
Lynne V. Cheney                  3,331                  0                    0                  92,400
Robert F. Froehlke                 875                  0                    0                  29,100
Heinz F. Hutter                  3,383                  0                    0                 101,400
Anne P. Jones                    3,407                  0                    0                  96,900
Melvin R. Laird                    549                  0                    0                  16,400
Alan K. Simpson                  3,182                  0                    0                  84,400
Edson W. Spencer                 3,575                  0                    0                 112,900
Wheelock Whitney                 3,433                  0                    0                 104,400
C. Angus Wurtele                 3,483                  0                    0                 107,400

Growth Dimensions Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $1,367                 $0                   $0                 $98,400
Lynne V. Cheney                  1,251                  0                    0                  92,400
Robert F. Froehlke                 300                  0                    0                  29,100
Heinz F. Hutter                  1,417                  0                    0                 101,400
Anne P. Jones                    1,333                  0                    0                  96,900
Melvin R. Laird                    143                  0                    0                  16,400
Alan K. Simpson                  1,125                  0                    0                  84,400
Edson W. Spencer                 1,608                  0                    0                 112,900
Wheelock Whitney                 1,467                  0                    0                 104,400
C. Angus Wurtele                 1,517                  0                    0                 107,400





Global Yield Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.         $900                  $0                   $0                 $98,400
Lynne V. Cheney                   756                   0                    0                  92,400
Robert F. Froehlke                300                   0                    0                  29,100
Heinz F. Hutter                   950                   0                    0                 101,400
Anne P. Jones                     831                   0                    0                  96,900
Melvin R. Laird                   143                   0                    0                  16,400
Alan K. Simpson                   630                   0                    0                  84,400
Edson W. Spencer                1,142                   0                    0                 112,900
Wheelock Whitney                1,000                   0                    0                 104,400
C. Angus Wurtele                1,050                   0                    0                 107,400

Income Advantage Fund

                                                     Board compensation

                                             Pension or                                 Total Cash
                       Aggregate             Retirement benefits  Estimated annual      compensation from
Board member           compensation from     accrued as fund      benefit on retirement the IDS MUTUAL FUND
                       the fund              expenses*                                  GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.        $ 967                  $0                   $0                 $98,400
Lynne V. Cheney                   827                   0                    0                  92,400
Robert F. Froehlke                300                   0                    0                  29,100
Heinz F. Hutter                 1,017                   0                    0                 101,400
Anne P. Jones                     903                   0                    0                  96,900
Melvin R. Laird                   143                   0                    0                  16,400
Alan K. Simpson                   701                   0                    0                  84,400
Edson W. Spencer                1,208                   0                    0                 112,900
Wheelock Whitney                1,067                   0                    0                 104,400
C. Angus Wurtele                1,117                   0                    0                 107,400

On Aug. 31, 1998, the Fund's directors and officers as a group owned less than 1% of the outstanding shares.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

CUSTODIAN


The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in a central depository systems as allowed by federal law.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in such other financial institutions as may be permitted by law and by the Fund's sub-custodian agreement.

INDEPENDENT AUDITORS


The Funds' financial statements contained in their Annual Report, as of and for the year ended Aug. 31, 1998, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.


FINANCIAL STATEMENTS


The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1998 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield and Income Advantage Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus dated Oct. 30, 1998, is hereby incorporated in this Statement of Additional Information by reference.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE, SPECIAL INCOME, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.


The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.


The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.


If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.


It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations. Global Yield and Income Advantage funds may enter into currency futures contracts to buy currencies.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH, MANAGED, GROWTH DIMENSIONS AND GLOBAL YIELD FUNDS

Capital Resource, International Equity, Aggressive Growth, Managed, Growth Dimensions and Global Yield funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each Fund's goal.


`All options written by a fund will be covered. For covered call options, if a decision is made to sell the security, each Fund will attempt to terminate the option contract through a closing purchase transaction.


`Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)


`Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may restrict the amount of covered call options written. Furthermore, each Fund is limited to pledging not more than 15% of the cost of its total assets.


Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.


STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.


For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.


How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market. For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.


A fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.


Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.


Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the Fund will suffer a loss of the premium paid.


OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The Funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.


TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF SPECIAL INCOME, MANAGED, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS


The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into stock index futures contracts - see Appendix D.


OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.


Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.


Put and call options also may be held by a fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:


`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

`All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

`The Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.


Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.


If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month

U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek

Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the Fund's gross assets the same as owned securities.


Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including repayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.


Managed, Special Income, Global Yield and Income Advantage Funds may invest in securities called "inverse floaters." Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

All Funds except Moneyshare may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the Fund realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed, Special Income, Growth Dimensions, Global Yield and Income Advantage Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions, including times when the price of their units falls or the market declines, to accumulate units to meet long term goals.

Dollar-cost averaging

---------------------------------- ------------------------------- -------------------------------
             Regular                     Market Value of an                 Accumulation
           Investment                    Accumulation Unit                 Units Acquired

---------------------------------- ------------------------------- -------------------------------
              $100                             $   6                           16.7
               100                                 4                           25.0
               100                                 4                           25.0
               100                                 6                           16.7
               100                                 5                           20.0
               ---                                 -                           ----
              $500                              $ 25                          103.4

Average market price of an accumulation unit over 5 periods: $5 ($25 divided by 5). The average price you paid for each accumulation unit: $4.84 ($500 divided by 103.4).

APPENDIX H

INVESTING IN FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and those described in the prospectus, which are not typically associated with investing in United States securities. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance, settlement, registration and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund is to make intended security purchases due to such problems could cause the Fund to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., the Fund does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments which could affect United States investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.

 Independent auditors' report

      The board and shareholders

      IDS Life Investment Series, Inc.
            IDS Life Capital Resource Fund
            IDS Life International Equity Fund
            IDS Life Aggressive Growth Fund
            IDS Life Growth Dimensions Fund
      IDS Life Special Income Fund, Inc.
            IDS Life Special Income Fund
            IDS Life Global Yield Fund
            IDS Life Income Advantage Fund
      IDS Life Moneyshare Fund, Inc. and
      IDS Life Managed Fund, Inc.:


      We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, (funds within IDS Life Investment Series, Inc.), IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, (funds within IDS Special Income Fund, Inc.), IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. as of August 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1998. We have also audited the financial highlights for each of the periods presented under the caption "financial highlights" in the prospectus. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, IDS Life Moneyshare Fund, Inc., and IDS Life Managed Fund, Inc. at August 31, 1998 and the results of their operations, the changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

      /s/ KPMG Peat Marwick LLP

      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      October 2, 1998

     (This annual report is not part of the prospectus.)


 Financial statements

      Statements of assets and liabilities
      Retirement Annuity Mutual Funds
      Aug. 31, 1998

                                  Assets
                                                                                      Capital          Special          Managed
                                                                                     Resource           Income             Fund
                                                                                         Fund             Fund
 Investments in securities, at value (Note 1):
      (identified cost, $4,053,368,238; $1,904,303,295
      and $3,871,789,904, respectively)                                        $4,460,701,762   $1,850,562,244   $4,332,663,001
 Cash in bank on demand deposit                                                            --          794,698          139,174
 Receivable for investment securities sold                                          3,248,153        1,072,493      129,695,226
 Dividends and accrued interest receivable                                          8,057,738       31,098,966       29,307,968
 U.S. government securities held as collateral for securities loaned (Note 5)              --       22,365,000      159,159,316
 Receivable for capital stock sold                                                         --       11,533,058       23,127,220
                                                                                   ----------       ----------       ----------
 Total assets                                                                   4,472,007,653    1,917,426,459    4,674,091,905
                                                                                -------------    -------------    -------------
                                  Liabilities
 Disbursements in excess of cash on demand deposit                                  6,232,350               --               --
 Dividends payable to shareholders (Note 1)                                         1,839,472       12,432,657       34,492,118
 Payable for investment securities purchased                                               --        1,109,297       17,203,999
 Accrued investment management and services fee                                     2,862,119        1,052,751        2,562,557
 Payable upon return of securities loaned (Note 5)                                         --       50,209,000      202,771,316
 Payable for capital stock redeemed                                                 7,703,093            8,207        3,730,800
 Other accrued expenses                                                               464,490          118,690          377,658
                                                                                      -------          -------          -------
 Total liabilities                                                                 19,101,524       64,930,602      261,138,448
                                                                                   ----------       ----------      -----------
 Net assets applicable to outstanding capital stock                            $4,452,906,129   $1,852,495,857   $4,412,953,457
                                                                               ==============   ==============   ==============
                                  Represented by
 Capital stock-- $.01 par value ($.001 for Managed Fund) (Note 1)                   1,661,481   $    1,671,243   $      255,785
 Additional paid-in capital                                                     3,644,567,525    1,904,887,594    3,525,904,643
 Undistributed (excess of distributions over) net investment income                   (61,479)       2,105,989       (4,408,797)
 Accumulated net realized gain (loss)                                             399,405,078       (2,282,277)     430,440,937
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                             407,333,524      (53,886,692)     460,760,889
                                                                                  -----------      -----------      -----------
 Total-- representing net assets applicable to outstanding capital stock       $4,452,906,129   $1,852,495,857   $4,412,953,457
                                                                               ==============   ==============   ==============
 Shares outstanding                                                               166,148,138      167,124,308      255,784,848
                                                                                  -----------      -----------      -----------
 Net asset value per share of outstanding capital stock                                 26.80   $        11.08   $        17.25
                                                                                        -----   --------------   --------------
     See accompanying notes to financial statements.

     (This annual report is not part of the prospectus.)


      Financial statements

      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Aug. 31, 1998

                                  Assets
                                                                                   Moneyshare    International       Aggressive
                                                                                         Fund           Equity           Growth
                                                                                                          Fund             Fund
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated issuers
      (identified cost, $414,439,143; $1,784,464,426 and $1,968,936,492,
       respectively)                                                             $414,439,143   $2,074,353,693   $1,862,836,555
 Investments in securities of affiliated issuers
      (identified cost, $6,730,104 and $32,832,754 for
      International Equity and Aggressive Growth Fund, respectively)                       --        4,195,625       33,617,500
 Cash in bank on demand deposit                                                        33,476           76,525        1,101,727
 Receivable for investment securities sold                                                 --       14,947,311      108,040,646
 Dividends and accrued interest receivable                                            417,201        5,255,680          481,535
 U.S. government securities held as collateral for securities loaned (Note 5)              --        3,132,899        7,217,275
 Receivable for capital stock sold                                                 14,925,238        1,631,354               --
                                                                                   ----------        ---------        ---------
 Total assets                                                                     429,815,058    2,103,593,087    2,013,295,238
                                                                                  -----------    -------------    -------------
                                  Liabilities
 Dividends payable to shareholders (Note 1)                                         1,723,652        6,669,450               --
 Payable for investment securities purchased                                               --               --       10,834,483
 Accrued investment management and services fee                                       172,653        1,662,686        1,322,650
 Unrealized depreciation on foreign currency contracts held,
 at value (Notes 1 and 4)                                                                  --          273,806               --
 Payable upon return of securities loaned (Note 5)                                         --       69,253,899       18,739,275
 Payable for capital stock redeemed                                                     3,328        2,700,548        6,610,797
 Other accrued expenses                                                                54,425          299,366          196,659
                                                                                       ------          -------          -------
 Total liabilities                                                                  1,954,058       80,859,755       37,703,864
                                                                                    ---------       ----------       ----------
 Net assets applicable to outstanding capital stock                              $427,861,000   $2,022,733,332   $1,975,591,374
                                                                                 ============   ==============   ==============
                                  Represented by
 Capital stock-- $.01 par value (Note 1)                                            4,278,972   $    1,419,295   $    1,507,888
 Additional paid-in capital                                                       423,584,477    1,723,096,956    1,943,883,384
 Undistributed net investment income                                                       82          214,312            3,239
 Accumulated net realized gain (loss)                                                  (2,531)      10,584,503      135,512,054
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies (Note 4)                             --      287,418,266     (105,315,191)
                                                                                    ---------      -----------     ------------
 Total-- representing net assets applicable to outstanding capital stock         $427,861,000   $2,022,733,332   $1,975,591,374
                                                                                 ============   ==============   ==============
 Shares outstanding                                                               427,897,200      141,929,530      150,788,780
                                                                                  -----------      -----------      -----------
 Net asset value per share of outstanding capital stock                                  1.00   $        14.25   $        13.10
                                                                                         ----   --------------   --------------

     See accompanying notes to financial statements.

     (This annual report is not part of the prospectus.)



      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Aug. 31, 1998


                                  Assets
                                                                                      Global            Growth          Income
                                                                                       Yield        Dimensions       Advantage
                                                                                        Fund              Fund            Fund
 Investments in securities, at value (Note 1):
      (identified cost, $187,428,732;
      $1,815,972,190 and $601,080,818, respectively)                            $183,718,732    $1,961,007,872    $552,733,505
 Cash in bank on demand deposit                                                      147,716            50,624           6,761
 Receivable for investment securities sold                                                --         6,648,880       1,535,442
 Dividends and accrued interest receivable                                         3,417,219         1,637,673      11,833,289
 U.S. government securities held as collateral for securities loaned (Note 5)             --           828,703              --
 Receivable for capital stock sold                                                   664,806                --       4,681,752
                                                                                     -------           -------       ---------
 Total assets                                                                    187,948,473     1,970,173,752     570,790,749
                                                                                 -----------     -------------     -----------
                                  Liabilities
 Dividends payable to shareholders (Note 1)                                          736,378         2,154,086       5,141,703
 Payable for investment securities purchased                                       1,998,146           535,387              --
 Accrued investment management and services fee                                      141,437         1,234,928         335,552
 Payable upon return of securities loaned (Note 5)                                 1,600,000           828,703              --
 Payable for capital stock redeemed                                                  116,627         5,883,918       1,017,438
 Other accrued expenses                                                               18,453            12,091          15,059
                                                                                      ------            ------          ------
 Total liabilities                                                                 4,611,041        10,649,113       6,509,752
                                                                                   ---------        ----------       ---------
 Net assets applicable to outstanding capital stock                             $183,337,432    $1,959,524,639    $564,280,997
                                                                                ============    ==============    ============
                                  Represented by
 Capital stock-- $.01 par value (Note 1)                                             181,704    $    1,474,615    $    591,499
 Additional paid-in capital                                                      187,331,731     1,810,614,824     605,839,817
 Excess of distributions over net investment income                                 (411,170)               (7)       (332,628)
 Accumulated net realized gain (loss)                                                (71,071)        2,399,525       6,529,622
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                             (3,693,762)      145,035,682     (48,347,313)
                                                                                  ----------       -----------     -----------
 Total-- representing net assets applicable to outstanding capital stock        $183,337,432    $1,959,524,639    $564,280,997
                                                                                ============    ==============    ============
 Shares outstanding                                                               18,170,417       147,461,467      59,149,923
                                                                                  ----------       -----------      ----------
 Net asset value per share of outstanding capital stock                                10.09    $        13.29    $       9.54
                                                                                       -----    --------------    ------------

     See accompanying notes to financial statements.


     (This annual report is not part of the prospectus.)





      Financial statements


      Statements of operations
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1998


                                  Investment income
                                                                            Capital            Special             Managed
                                                                           Resource             Income                Fund
                                                                               Fund               Fund
 Income:
 Dividends                                                            $  44,443,777      $   1,856,543       $  31,831,037
 Interest                                                                 8,383,813        154,326,976         122,984,994
      Less foreign taxes withheld                                          (214,949)          (125,183)           (385,029)
                                                                           --------           --------            --------
 Total income                                                            52,612,641        156,058,336         154,431,002
                                                                         ----------        -----------         -----------
 Expenses (Note 2):
 Investment management services fee                                      31,852,411         11,816,239          28,641,618
 Administrative services fees and expenses                                2,029,480            876,835           1,359,170
 Custodian fees and expenses                                                328,095            158,414             369,853
 Compensation of board members and officers                                  31,834             17,237              28,553
 Printing and postage                                                       305,350             52,272             272,265
 Audit fees                                                                  21,500             22,500              20,000
 Other                                                                        4,250             56,538               4,170
                                                                              -----             ------               -----
 Total expenses                                                          34,572,920         13,000,035          30,695,629
                                                                         ----------         ----------          ----------
 Investment income (loss)-- net                                          18,039,721        143,058,301         123,735,373
                                                                         ----------        -----------         -----------
         Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                    448,373,910            379,614         433,249,764
      Financial futures contracts                                                --           (687,706)                 --
      Foreign currency transactions                                              --           (157,326)            (10,370)
      Options contracts written (Note 7)                                         --                 --             105,167
                                      -                                      ------              -----             -------
 Net realized gain (loss) on investments                                448,373,910           (465,418)        433,344,561
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                           $(503,365,840)      (110,599,748)       (467,198,242)
                                                                      -------------       ------------        ------------
 Net gain (loss) on investments and foreign currencies                  (54,991,930)      (111,065,166)        (33,853,681)
                                                                        -----------       ------------         -----------
 Net increase (decrease) in net assets resulting from operations        (36,952,209)     $  31,993,135       $  89,881,692
                                                                        ===========      =============       =============
See accompanying notes to financial statements.



     (This annual report is not part of the prospectus.)




      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1998


                                  Investment income
                                                                        Moneyshare          International              Aggressive
                                                                              Fund                 Equity                  Growth
                                                                                                     Fund                    Fund
 Income:
 Dividends (including $78,882 earned from affiliates for
      International Equity Fund)                                        $        --           $33,054,646           $   6,490,529
 Interest                                                                22,552,009            10,400,206              12,679,011
      Less foreign taxes withheld                                                --            (1,960,004)                 (7,270)
                                                                             ------            ----------                  ------
 Total income                                                            22,552,009            41,494,848              19,162,270
                                                                         ----------            ----------              ----------
 Expenses (Note 2):
 Investment management services fee                                       2,041,502            18,268,846              15,625,616
 Administrative services fees and expenses                                  113,091             1,029,683               1,164,742
 Custodian fees and expenses                                                 42,511             1,363,589                 265,933
 Compensation of board members and officers                                   8,561                18,097                  19,190
 Printing and postage                                                        21,860                92,813                  86,329
 Audit fees                                                                  16,000                19,500                  16,500
 Other                                                                        1,467                   879                   1,571
                                                                              -----                   ---                   -----
 Total expenses                                                           2,244,992            20,793,407              17,179,881
                                                                          ---------            ----------              ----------
 Investment income (loss)-- net                                          20,307,017            20,701,441               1,982,389
                                                                         ----------            ----------               ---------
                  Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (including $3,140,112 realized gain
            on investments of affiliated issuers for
            Aggressive Growth Fund) (Note 3)                                 (1,891)           11,787,106             142,497,874
      Foreign currency transactions                                              --             9,143,804                 (19,534)
      Options contracts written (Note 7)                                         --                    --              (3,551,587)
                                                                              -----                 -----              ----------
 Net realized gain (loss) on investments                                     (1,891)           20,930,910             138,926,753
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                                      --            46,999,648            (522,716,812)
                                                                                               ----------            ------------
 Net gain (loss) on investments and foreign currencies                       (1,891)           67,930,558            (383,790,059)
                                                                             ------            ----------            ------------
 Net increase (decrease) in net assets resulting from operations        $20,305,126           $88,631,999           $(381,807,670)
                                                                        ===========           ===========           =============

     See accompanying notes to financial statements.

     (This annual report is not part of the prospectus.)






      Financial statements


      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1998


                                  Investment income
                                                                       Global                Growth                  Income
                                                                        Yield            Dimensions               Advantage
                                                                         Fund                  Fund                    Fund
 Income:
 Dividends                                                        $        --         $  16,368,424            $  3,987,806
 Interest                                                          10,645,586             7,650,296              42,887,953
      Less foreign taxes withheld                                      (2,737)             (123,538)                     --
                                                                       ------              --------                  ------
 Total income                                                      10,642,849            23,895,182              46,875,759
                                                                   ----------            ----------              ----------
 Expenses (Note 2):
 Investment management services fee                                 1,338,718            11,769,360               2,988,028
 Administrative services fees and expenses                             87,290               819,952                 207,131
 Custodian fees and expenses                                           49,528               348,830                  52,039
 Compensation of board members and officers                             7,701                11,526                   8,248
 Printing and postage                                                     802                 1,361                   4,001
 Audit fees                                                            13,000                15,000                  14,000
 Other                                                                  1,983                 2,903                   4,636
                                                                        -----                 -----                   -----
 Total expenses                                                     1,499,022            12,968,932               3,278,083
                                                                    ---------            ----------               ---------
 Investment income (loss)-- net                                     9,143,827            10,926,250              43,597,676
                                                                    ---------            ----------              ----------
               Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                 (721,325)           13,922,546               6,264,774
      Foreign currency transactions                                   (11,280)                   --                      --
      Options contracts written (Note 7)                                   --               209,821                      --
                                                                        -----               -------                   -----
 Net realized gain (loss) on investments                             (732,605)           14,132,367               6,264,774
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                        (4,143,433)          (31,064,162)            (57,363,291)
                                                                   ----------           -----------             -----------
 Net gain (loss) on investments and foreign currencies             (4,876,038)          (16,931,795)            (51,098,517)
                                                                   ----------           -----------             -----------
 Net increase (decrease) in net assets resulting from operations  $ 4,267,789        $   (6,005,545)           $ (7,500,841)
                                                                  ===========        ==============            ============

     See accompanying notes to financial statements.



     (This annual report is not part of the prospectus.)




      Statements of changes in net assets
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


                                  Operations and distributions
                                                                Capital Resource Fund                    Special Income Fund
                                                                  1998              1997                   1998              1997
 Investment income (loss)-- net                         $   18,039,721    $   27,736,768         $  143,058,301    $  138,447,393
 Net realized gain (loss) on investments                   448,373,910        64,476,008               (465,418)       36,389,635
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies     (503,365,840)    1,057,213,832           (110,599,748)       48,544,163
                                                          ------------     -------------           ------------        ----------
 Net increase (decrease) in net assets resulting
      from operations                                      (36,952,209)    1,149,426,608             31,993,135       223,381,191
                                                           -----------     -------------             ----------       -----------
 Distributions to shareholders from:
      Net investment income                                (19,551,462)      (25,649,850)          (138,696,945)     (136,327,556)
      Net realized gain                                   (108,000,072)     (671,576,858)           (42,097,397)      (11,869,083)
      Excess distributions of net investment
            income (Note 1)                                    (60,536)       (2,087,182)                    --        (1,098,015)
                                                               -------        ----------                 ------        ----------
 Total distributions                                      (127,612,070)     (699,313,890)          (180,794,342)     (149,294,654)
                                                          ------------      ------------           ------------      ------------
              Capital share transactions (Note 6)
 Proceeds from sales                                        94,373,230        93,527,775            111,114,932        80,830,509
 Reinvested distributions at net asset value               127,612,070       699,313,890            180,794,342       149,294,654
 Payments for redemptions                                 (471,105,969)     (748,232,170)          (213,929,824)     (292,741,712)
                                                          ------------      ------------           ------------      ------------
 Increase (decrease) in net assets from capital
      share transactions                                  (249,120,669)       44,609,495             77,979,450       (62,616,549)
                                                          ------------        ----------             ----------       -----------
 Total increase (decrease) in net assets                  (413,684,948)      494,722,213            (70,821,757)       11,469,988
 Net assets at beginning of year                         4,866,591,077     4,371,868,864          1,923,317,614     1,911,847,626
                                                         -------------     -------------          -------------     -------------
 Net assets at end of year                              $4,452,906,129    $4,866,591,077         $1,852,495,857    $1,923,317,614
                                                        ==============    ==============         ==============    ==============
 Undistributed (excess of distributions over)
      net investment income                             $      (61,479)   $    1,511,741         $    2,105,989    $    2,658,045
                                                        --------------    --------------         --------------    --------------

     See accompanying notes to financial statements.


     (This annual report is not part of the prospectus.)



      Financial statements


      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


                                  Operations and distributions
                                                                     Managed Fund                         Moneyshare Fund
                                                                   1998               1997                1998            1997
 Investment income (loss)-- net                          $  123,735,373    $   106,188,571       $  20,307,017   $  18,045,404
 Net realized gain (loss) on investments                    433,344,561        349,723,816              (1,891)             75
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies      (467,198,242)       533,911,315                  --              --
                                                           ------------        -----------               -----           -----
 Net increase (decrease) in net assets resulting             89,881,692        989,823,702          20,305,126      18,045,479
                                                             ----------        -----------          ----------      ----------
      from operations
 Distributions to shareholders from:
      Net investment income                                (120,816,343)      (103,963,520)        (20,307,015)    (18,045,405)
      Net realized gain                                    (354,443,189)      (229,851,535)                 --              --
      Excess distributions of net investment
            income (Note 1)                                  (2,711,871)        (2,233,237)                 --             --
                                                             ----------         ----------               -----           -----
 Total distributions                                       (477,971,403)      (336,048,292)        (20,307,015)    (18,045,405)
                                                           ------------       ------------         -----------     -----------
              Capital share transactions (Note 6)
 Proceeds from sales                                        164,843,111        165,143,091         372,906,239     381,728,848
 Reinvested distributions at net asset value                477,971,403        336,048,292          20,307,015      18,045,405
 Payments for redemptions                                  (286,373,658)      (192,281,775)       (386,699,143)   (266,545,406)
                                                           ------------       ------------        ------------    ------------
 Increase (decrease) in net assets from capital
      share transactions                                    356,440,856        308,909,608           6,514,111     133,228,847
                                                            -----------        -----------           ---------     -----------
 Total increase (decrease) in net assets                    (31,648,855)       962,685,018           6,512,222     133,228,921
 Net assets at beginning of year                          4,444,602,312      3,481,917,294         421,348,778     288,119,857
                                                          -------------      -------------         -----------     -----------
 Net assets at end of year                               $4,412,953,457     $4,444,602,312        $427,861,000    $421,348,778
                                                         ==============     ==============        ============    ============
 Undistributed (excess of distributions over)
      net investment income                              $   (4,408,797)    $   (2,919,030)       $         82    $         80
                                                         --------------     --------------        ------------    ------------

     See accompanying notes to financial statements.



     (This annual report is not part of the prospectus.)





      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


                                  Operations and distributions
                                                             International Equity Fund                   Aggressive Growth Fund
                                                                  1998              1997                   1998              1997
 Investment income (loss)-- net                         $   20,701,441    $   26,417,287         $    1,982,389    $   10,202,090
 Net realized gain (loss) on investments                    20,930,910        28,172,219            138,926,753       211,414,428
 Net change in unrealized appreciation
      (depreciation) of investments and on translation
      of assets and liabilities in foreign currencies       46,999,648       124,342,284           (522,716,812)      167,575,911
                                                            ----------       -----------           ------------       -----------
 Net increase (decrease) in net assets resulting            88,631,999       178,931,790           (381,807,670)      389,192,429
                                                            ----------       -----------           ------------       -----------
      from operations
 Distributions to shareholders from:
      Net investment income                                (21,412,151)      (24,686,010)            (1,982,434)      (10,201,144)
      Net realized gain                                    (27,841,143)      (39,674,522)          (212,438,792)     (213,792,618)
      Excess distributions of net investment
            income (Note 1)                                 (8,929,492)         (611,057)            (1,274,187)               --
                                                            ----------          --------             ----------             -----
 Total distributions                                       (58,182,786)      (64,971,589)          (215,695,413)     (223,993,762)
                                                           -----------       -----------           ------------      ------------
                Capital share transactions (Note 6)
 Proceeds from sales                                       131,026,007       187,607,054            123,640,158       221,900,102
 Reinvested distributions at net asset value                58,182,786        64,971,589            215,695,413       223,993,762
 Payments for redemptions                                 (301,899,906)     (136,014,005)          (193,668,539)     (124,759,988)
                                                          ------------      ------------           ------------      ------------
 Increase (decrease) in net assets from capital
      share transactions                                  (112,691,113)      116,564,638            145,667,032       321,133,876
                                                          ------------       -----------            -----------       -----------
 Total increase (decrease) in net assets                   (82,241,900)      230,524,839           (451,836,051)      486,332,543
 Net assets at beginning of year                         2,104,975,232     1,874,450,393          2,427,427,425     1,941,094,882
                                                         -------------     -------------          -------------     -------------
 Net assets at end of year                              $2,022,733,332    $2,104,975,232         $1,975,591,374    $2,427,427,425
                                                        --------------    --------------         --------------    --------------
 Undistributed net investment income                    $      214,312    $      710,710         $        3,239    $           45
                                                        --------------    --------------         --------------    --------------

     See accompanying notes to financial statements.


     (This annual report is not part of the prospectus.)





      Financial statements


      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


                                  Operations and distributions
                                                               Global Yield Fund                  Growth Dimensions Fund
                                                                1998           1997                   1998             1997
 Investment income (loss)-- net                         $  9,143,827   $  3,905,294         $   10,926,250   $    7,598,882
 Net realized gain (loss) on investments                    (732,605)      (728,768)            14,132,367      (11,294,834)
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies     (4,143,433)       320,947            (31,064,162)     176,292,119
                                                          ----------        -------            -----------      -----------
 Net increase (decrease) in net assets resulting
      from operations                                      4,267,789      3,497,473             (6,005,545)     172,596,167
                                                           ---------      ---------             ----------      -----------
 Distributions to shareholders from:
      Net investment income                               (8,768,516)    (2,750,769)           (10,926,249)      (7,598,890)
      Net realized gain                                     (557,107)            --                     --               --
                                                            --------          -----                  -----            -----
 Total distributions                                      (9,325,623)    (2,750,769)           (10,926,249)      (7,598,890)
                                                          ----------     ----------            -----------       ----------
               Capital share transactions (Note 6)
 Proceeds from sales                                      64,799,779     95,993,878            683,285,147      971,525,218
 Reinvested distributions at net asset value               9,325,623      2,750,769             10,926,249        7,598,890
 Payments for redemptions                                 (4,907,859)    (1,244,579)           (24,581,947)      (8,114,944)
                                                          ----------     ----------            -----------       ----------
 Increase (decrease) in net assets from capital
      share transactions                                  69,217,543     97,500,068            669,629,449      971,009,164
                                                          ----------     ----------            -----------      -----------
 Total increase (decrease) in net assets                  64,159,709     98,246,772            652,697,655    1,136,006,441
 Net assets at beginning of year                         119,177,723     20,930,951          1,306,826,984      170,820,543
                                                         -----------     ----------          -------------      -----------
 Net assets at end of year                              $183,337,432   $119,177,723         $1,959,524,639   $1,306,826,984
                                                        ============   ============         ==============   ==============
 Undistributed (excess of distributions over)
      net investment income                             $   (411,170)  $      6,277         $           (7)  $           (8)
                                                        ------------   ------------         --------------   --------------

     See accompanying notes to financial statements.


     (This annual report is not part of the prospectus.)





      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


                                  Operations and distributions
                                                                                          Income Advantage Fund
                                                                                    1998                         1997
 Investment income (loss)-- net                                            $  43,597,676                $  15,331,448
 Net realized gain (loss) on investments                                       6,264,774                    1,950,076
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                        (57,363,291)                   9,362,691
                                                                             -----------                    ---------
 Net increase (decrease) in net assets resulting
      from operations                                                         (7,500,841)                  26,644,215
                                                                              ----------                   ----------
 Distributions to shareholders from:
      Net investment income                                                  (43,596,675)                 (15,331,448)
      Net realized gain                                                       (1,952,622)                          --
                                                                              ----------                        -----
 Total distributions                                                         (45,549,297)                 (15,331,448)
                                                                             -----------                  -----------
                                  Capital share transactions (Note 6)
 Proceeds from sales                                                         262,609,367                  247,490,767
 Reinvested distributions at net asset value                                  45,549,297                   15,331,448
 Payments for redemptions                                                    (11,144,825)                  (2,655,838)
                                                                             -----------                   ----------
 Increase (decrease) in net assets from capital
      share transactions                                                     297,013,839                  260,166,377
                                                                             -----------                  -----------
 Total increase (decrease) in net assets                                     243,963,701                  271,479,144
 Net assets at beginning of year                                             320,317,296                   48,838,152
                                                                             -----------                   ----------
 Net assets at end of year                                                  $564,280,997                 $320,317,296
                                                                            ============                 ============

     See accompanying notes to financial statements.

     (This annual report is not part of the prospectus.)



 Notes to financial statements

      Retirement Annuity Mutual Funds

  1

Summary of significant
accounting policies

      Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for Global Yield) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

      The investment objectives of each Fund are as follows:

            Capital Resource invests primarily in U.S. common stocks;

            Special Income invests primarily in investment grade bonds;

            Managed invests in stocks, convertible securities, bonds and money market instruments;

            Moneyshare invests in money market securities;

            International Equity invests primarily in common stocks of foreign issuers;

            Aggressive Growth invests primarily in stocks of small- and medium-sized companies;

            Global Yield invests primarily in debt securities of U.S. and foreign issuers;

            Growth Dimensions invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth; and

            Income Advantage invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

      Shares of each Fund are sold through the purchase of an annuity contract offered by IDS Life Insurance Company (IDS Life) or its affiliates.

      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except Moneyshare Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Moneyshare Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds, except Moneyshare Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds, except Moneyshare Fund, may buy and sell financial futures contracts. The Funds also may buy or write put and call options on futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Funds, except Moneyshare Fund, also may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Aug. 31, 1998, investments in securities for Special Income Fund, Managed Fund, Global Yield Fund and Income Advantage Fund included issues that are illiquid. The Funds currently limit investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 1998, was $10,349,400, $4,122,675, $287,400 and $7,783,258 that represents 0.56%,
      0.09%, 0.16% and 1.38% of net assets for Special Income Fund, Managed Fund, Global Yield Fund and Income Advantage Fund, respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by Managed Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Aug. 31, 1998, the Fund had entered into outstanding when-issued or forward commitments of $16,951,758.

      Federal taxes

      Since each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the Variable Accounts, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

      On the statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in-capital by the following:

                                                       Capital                   Special
                                                      Resource                    Income                   Managed
      Accumulated net realized gain (loss)         $        943               $ 4,913,412              $  1,696,926
      Undistributed net investment income                  (943)               (4,913,412)               (1,696,926)

      Additional paid-in-capital reduction
         (increase)                                $         --              $         --              $         --

                                                                           International                Aggressive
                                                    Moneyshare                    Equity                    Growth

      Accumulated net realized gain (loss)        $          --               $(9,631,844)              $(1,277,426)
      Undistributed net investment income                    --                 9,143,804                 1,277,426

      Additional paid-in-capital reduction
         (increase)                               $          --               $   488,040               $        --

                                                        Global                    Growth                    Income
                                                         Yield                Dimensions                 Advantage

      Accumulated net realized gain (loss)        $    $792,758               $        --                $   267,963
      Undistributed net investment income              (792,758)                      --                   (267,963)

      Additional paid-in capital reduction
         (increase)                               $         --               $        --                $        --

     (This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds

      Dividends

      At Aug. 31, 1998, dividends declared for each Fund payable Sept. 2, 1998 are as follows:

            Capital Resource                                $0.011
            Special Income                                  $0.075
            Managed                                         $0.135
            Moneyshare                                      $0.004
            International Equity                            $0.047
            Aggressive Growth                               $0.000
            Global Yield                                    $0.041
            Growth Dimensions                               $0.015
            Income Advantage                                $0.088

      Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and paid monthly for Special Income, Moneyshare, Global Yield and Income Advantage Funds and declared and paid quarterly for Capital Resource, Managed, International Equity, Aggressive Growth and Growth Dimensions Funds. Capital gain distributions, if any, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, the Funds amortize premium and original issue discount daily and market discount is recognized at the time of sale.

  2

Investment
management and
services agreement

     The Funds have entered into an agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

            Fund                                            Percentage Range

            Capital Resource                                0.630% to 0.570%
            Special Income                                  0.610% to 0.535%
            Managed                                         0.630% to 0.550%
            Moneyshare                                      0.510% to 0.440%
            International Equity                            0.870% to 0.795%
            Aggressive Growth                               0.650% to 0.575%
            Global Yield                                    0.840% to 0.780%
            Growth Dimensions                               0.630% to 0.570%
            Income Advantage                                0.620% to 0.545%

     IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by Moneyshare Fund will be limited to 0.25% of the Fund's average daily net assets.

     AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

     The Funds have also entered into an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

            Fund                                            Percentage Range

            Capital Resource                                0.050% to 0.030%
            Special Income                                  0.050% to 0.025%
            Managed                                         0.040% to 0.020%
            Moneyshare                                      0.030% to 0.020%
            International Equity                            0.060% to 0.035%
            Aggressive Growth                               0.060% to 0.035%
            Global Yield                                    0.060% to 0.040%
            Growth Dimensions                               0.050% to 0.030%
            Income Advantage                                0.050% to 0.025%

     Additional administrative service expenses paid by the Funds are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Funds and approved by the board.

  3

Securities
transactions

     For the year ended Aug. 31, 1998, cost of purchases and proceeds from sales of securities aggregated, respectively, $2,535,389,882 and $2,545,391,177 for Moneyshare Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

     Fund                                 Purchases              Proceeds

     Capital Resource                $3,392,115,018        $3,662,409,190
     Special Income                   1,006,423,770           870,647,840
     Managed                          2,285,966,654         2,500,287,438
     International Equity             1,735,317,785         1,929,735,002
     Aggressive Growth                4,057,741,572         4,301,034,829
     Global Yield                        91,167,984            20,321,463
     Growth Dimensions                1,274,151,174           587,685,446
     Income Advantage                   575,810,940           298,630,282

     Net realized gains and losses on investment sales are determined on an identified cost basis.

     Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 1998 are as follows:

            Capital Resource                                    $630,669
            Managed                                              123,736
            Aggressive Growth                                    414,129
            Growth Dimensions                                    129,771

  4

Foreign currency
contracts

      At Aug. 31, 1998, International Equity Fund had entered into a foreign currency exchange contract that obligates the Fund to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

      International Equity Fund

                         Currency to                 Currency to                  Unrealized                   Unrealized
Exchange date           be delivered                be received                  appreciation                 depreciation

Sept. 2, 1998            11,640,426                  11,366,620                       $--                        $273,806
                        British Pound               U.S. Dollar

  5

Lending of portfolio
securities

      Presented below is information regarding securities on loan at Aug. 31, 1998.

                                                          Special                                     International
                                                           Income                   Managed                  Equity

      Value of securities on loan to brokers          $48,130,564              $195,313,416             $65,831,625

      Collateral received for securities loaned:

      Cash                                            $27,844,000              $ 43,612,000             $66,121,000

      U.S. government securities, at value             22,365,000               159,159,316               3,132,899

      Total collateral received for securities
           loaned                                     $50,209,000              $202,771,316             $69,253,899


                                                       Aggressive                   Global                   Growth
                                                           Growth                     Yield              Dimensions

      Value of securities on loan to brokers          $16,525,725                $1,560,000                $734,375

      Collateral received for securities loaned:

      Cash                                            $11,522,000                $1,600,000              $       --

      U.S. government securities, at value              7,217,275                        --                 828,703

      Total collateral received for securities
           loaned                                     $18,739,275                $1,600,000                $828,703

     Income from securities lending amounted to $443,961, $420,247, $690,866, $1,182,691, $1,007,722, $17,874 and $70,609 for Capital Resource, Special
     Income, Managed, International Equity, Aggressive Growth, Global Yield and Growth Dimensions, respectively, for the year ended Aug. 31, 1998.

     The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     (This annual report is not part of the prospectus.)

      Notes to financial statements

      Retirement Annuity Mutual Funds

  6

Capital share
transactions

      Transactions in shares of each Fund for the years ended Aug. 31, 1998 and 1997 were as follows:

                                                                                            Year ended Aug. 31, 1998
                                             Capital                         Special
                                            Resource                          Income                         Managed

      Sold                                 3,111,763                       9,406,202                       8,609,654
      Issued for reinvested
         distributions                     4,593,438                      15,335,152                      26,654,679
      Redeemed                           (15,545,239)                    (18,015,220)                    (15,015,022)

      Net increase (decrease)             (7,840,038)                      6,726,134                      20,249,311

                                                                                            Year ended Aug. 31, 1998

                                                                       International                      Aggressive
                                          Moneyshare                          Equity                          Growth

      Sold                               372,938,041                       8,581,401                       7,220,136
      Issued for reinvested
         distributions                    20,308,748                       4,293,695                      13,613,493
      Redeemed                          (386,732,614)                    (20,393,377)                    (11,448,329)

      Net increase (decrease)              6,514,175                      (7,518,281)                      9,385,300

                                                                                            Year ended Aug. 31, 1998

                                             Global                          Growth                          Income
                                               Yield                      Dimensions                       Advantage

      Sold                                 6,193,224                      47,550,647                      25,022,142
      Issued for reinvested                  894,227                         493,421                       4,401,276
         distributions
      Redeemed                              (470,748)                     (1,469,624)                     (1,093,400)

      Net increase (decrease)              6,616,703                      46,574,444                      28,330,018

                                                                                            Year ended Aug. 31, 1997

                                             Capital                         Special
                                            Resource                         Income                          Managed

      Sold                                 3,671,546                       6,809,483                       9,338,045
      Issued for reinvested               28,934,823                      12,551,003                      19,555,272
         distributions
      Redeemed                           (29,616,371)                    (24,673,816)                    (10,968,268)

      Net increase (decrease)              2,989,998                      (5,313,330)                     17,925,049

                                                                                            Year ended Aug. 31, 1997

                                                                       International                      Aggressive
                                          Moneyshare                          Equity                          Growth

      Sold                               381,761,377                      13,555,355                      13,876,397
      Issued for reinvested               18,046,948                       4,698,005                      14,394,788
         distributions
      Redeemed                          (266,568,205)                     (9,718,319)                     (7,863,764)

      Net increase (decrease)            133,240,120                       8,535,041                      20,407,421

                                                                                            Year ended Aug. 31, 1997

                                              Global                          Growth                          Income
                                               Yield                      Dimensions                       Advantage

      Sold                                 9,330,407                      83,748,124                      24,570,862
      Issued for reinvested                  267,366                         622,770                       1,512,556
        distributions
      Redeemed                              (120,645)                       (663,937)                       (261,858)

      Net increase (decrease)              9,477,128                      83,706,957                      25,821,560


  7

Options
contracts
written

     The number of contracts and premium amounts associated with options contracts written by Aggressive Growth Fund during the year ended Aug. 31, 1998 is as follows:

                                                                                     Calls
                                                            Contracts                                           Premium

      Balance Aug. 31, 1997                                     6,350                                     $   1,388,808

      Opened                                                   14,490                                         4,597,593

      Closed or expired                                       (15,840)                                       (5,469,024)

      Exercised                                                (5,000)                                         (517,377)

      Balance Aug. 31, 1998                                        --                                     $          --

      See "Summary of significant accounting policies."

      The number of contracts and premium amounts associated with options contracts written by Growth Dimensions Fund during the year ended Aug. 31, 1998 is as follows:

                                                                                       Calls
                                                            Contracts                                           Premium

      Balance Aug. 31, 1997                                        --                                    $           --

      Opened                                                    2,300                                           226,496

      Closed or expired                                        (2,300)                                         (226,496)

      Balance Aug. 31, 1998                                        --                                    $           --

      See "Summary of significant accounting policies."

      The number of contracts and premium amounts associated with options contracts written by Managed Fund during the year ended Aug. 31, 1998 is as follows:

                                                                                        Calls
                                                              Contracts                                           Premium

      Balance Aug. 31, 1997                                       6,350                                     $   1,793,640

      Opened                                                        350                                           206,755

      Closed or expired                                            (214)                                         (105,167)

      Exercised                                                  (6,486)                                       (1,895,228)

      Balance Aug. 31, 1998                                          --                                     $          --

      See "Summary of significant accounting policies."

  8

Financial
highlights

     "Financial highlights" showing per share data and selected financial information are presented on pages 5-13 of the prospectus.

     (This annual report is not part of the prospectus.)

 Investments in securities

      Retirement Annuity Mutual Funds
      Capital Resource Fund
      Aug. 31, 1998

                                                        (Percentages represent
                                                          value of investments
                                                        compared to net assets)


 Common stocks (96.6%)
Issuer                       Shares       Value(a)

 Airlines (0.4%)
 AMR  300,000(b)         $16,350,000


            Automotive & related (3.2%)
 Dana                        600,000     23,512,500
 Federal-Mogul             1,300,000     69,387,500
 Lear                      1,200,000(b)  48,675,000
 Total                                  141,575,000

 Banks and savings & loans (3.1%)
 Norwest                     500,000     14,875,000
 State Street              1,250,000     65,078,125
 Washington Mutual         1,800,000     57,600,000
 Total                                  137,553,125

 Beverages & tobacco (1.9%)
 Coca-Cola                 1,300,000     84,662,500


 Building materials & construction (2.4%)
 Masco3,000,000           69,000,000
 Sherwin-Williams          1,500,000     35,812,500
 Total                                  104,812,500


 Chemicals (0.8%)
 Du Pont (EI) de Nemours     650,000     37,496,875


 Communications equipment & services (1.1%)
 Lucent Technologies         700,000     49,612,500


 Computers & office equipment (14.5%)
 Automatic Data Processing   600,000     38,250,000
 BMC Software              1,600,000(b)  67,700,000
 Cambridge Technology
    Partners                 500,000(b)  16,250,000
 Cisco Systems               900,000(b)  73,687,500
 Compaq Computer           1,500,000     41,906,250
 Computer Sciences           800,000     45,250,000
 Edwards (JD) & Co           500,000(b)  20,250,000
 Hewlett-Packard             800,000     38,850,000
 Intl Business Machines      600,000     67,575,000
 Microsoft                   900,000(b)  86,343,750
 Network Associates        1,200,000(b)  38,700,000
 Parametric Technology     2,000,000(b)  20,500,000
 PeopleSoft                1,000,000(b)  28,125,000
 Platinum Technology       1,500,000(b)  28,125,000
 Solectron                   800,000(b)  33,050,000
 Total                                  644,562,500


 Electronics (2.4%)
 Intel                       650,000     46,271,875
 Texas Instruments         1,250,000     59,609,375
 Total                                  105,881,250

 Energy (4.8%)
 Anadarko Petroleum        1,200,000     34,500,000
 Exxon1,300,000           85,068,750
 Mobil400,000             27,650,000
 Royal Dutch Petroleum       700,000(c)  27,825,000
 Tosco1,700,000           37,400,000
 Total212,443,750

 Energy equipment & services (0.9%)
 Halliburton                 600,000     15,937,500
 Schlumberger                300,000(c)  13,143,750
 Transocean Offshore         400,000      9,825,000
 Total                                   38,906,250

 Financial services (5.7%)
 Associates First Capital
    Cl A                     600,000     35,475,000
 Franklin Resources        1,000,000     32,250,000
 Household Intl            1,200,000     44,325,000
 MBNA 1,200,000           28,200,000
 Morgan Stanley, Dean
    Witter, Discover & Co  1,000,000     58,062,500
 Travelers Group           1,250,000     55,468,750
 Total                                  253,781,250


 Health care (7.2%)
 American Home Products    1,400,000     70,175,000
 Bristol-Myers Squibb        800,000     78,300,000
 Guidant                     500,000     30,875,000
 Merck & Co                  700,000     81,156,250
 Pfizer                      650,000     60,450,000
 Total                                  320,956,250

 Health care services (1.1%)
 United Healthcare         1,415,000     51,116,875


 Household products (3.6%)
 Colgate-Palmolive           750,000     54,093,750
 Gillette                  1,600,000     65,800,000
 Procter & Gamble            500,000     38,250,000
 Total                                  158,143,750

 Industrial equipment & services (2.3%)
 Illinois Tool Works       1,500,000     72,656,250
 Ingersoll-Rand              800,000     31,800,000
 Total                                  104,456,250


 Insurance (6.7%)
 ACE  3,300,000(c)        95,700,000
 American Intl Group         750,000     57,984,375
 Lincoln Natl                300,000     25,800,000
 Progressive Corp            750,000     73,078,125
 SunAmerica                  750,000     46,453,125
 Total                                  299,015,625

 Leisure time & entertainment (1.5%)
 Carnival Cl A             2,250,000     64,968,750

 Media (3.4%)
 CBS                       2,500,000     65,000,000
 Clear Channel
    Communications         1,000,000(b)  45,000,000
 MediaOne Group            1,000,000(b)  41,000,000
 Total151,000,000


 Multi-industry conglomerates (7.2%)
 Apollo Group Cl A           700,000(b)  21,262,500
 Emerson Electric            500,000     28,500,000
 General Electric          2,000,000    160,000,000
 Tyco Intl                 2,000,000(c) 111,000,000
 Total                                  320,762,500


 Paper & packaging (2.1%)
 Crown Cork & Seal         1,000,000     32,750,000
 Earthshell                  400,000(b)   2,125,000
 Sealed Air                  600,000(b)  21,600,000
 Willamette Inds           1,500,000     36,937,500
 Total                                   93,412,500


 Restaurants & lodging (0.9%)
 Wendy's Intl              2,000,000     40,125,000


 Retail (18.2%)
 American Stores           1,150,000     33,350,000
 Circuit City Stores       1,000,000     30,875,000
 CVS  1,400,000           50,925,000
 Dayton Hudson             1,800,000     64,800,000
 Dollar General            1,450,000     38,968,750
 Gap  1,600,000           81,700,000
 Home Depot                1,300,000     50,050,000
 Kohl's                    1,800,000(b)  81,787,500
 Meyer (Fred)              1,000,000(b)  39,312,500
 Office Depot              1,357,950(b)  34,627,725
 Rite Aid                  2,000,000     72,375,000
 Safeway                   2,600,000(b) 102,375,000
 Wal-Mart Stores           2,200,000    129,250,000
 Total                                  810,396,475

 Utilities -- gas (0.2%)
 Enron200,000              8,462,500


 Utilities -- telephone (1.1%)
 AT&T 1,000,000           50,125,000


 Total common stocks
 (Cost: $3,893,232,385)              $4,300,578,975



 Short-term securities (3.6%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (0.6%)
 Federal Home Loan Mtge Corp Disc Nts
      10-02-98     5.47%   $15,600,000  $15,526,788
      10-02-98     5.46     10,600,000   10,550,345
 Total26,077,133

 Commercial paper (3.0%)
 ABB Treasury Center USA
      10-28-98     5.54      5,000,000(d) 4,954,219
 Barclays U.S. Funding
      09-29-98     5.52      3,800,000    3,783,744
 BellSouth Capital Funding
      09-16-98     5.53      7,800,000(d) 7,782,125
 CAFCO
      10-21-98     5.57      9,600,000(d) 9,522,294
 Commerzbank U.S. Finance
      09-14-98     5.52      6,500,000    6,487,090
 Deutsche Bank Financial
      10-16-98     5.57      7,600,000    7,545,013
 Fleet Funding
      09-09-98     5.58        600,000(d)   599,260
      09-18-98     5.54      6,100,000(d) 6,084,128
 Gannett
      09-08-98     5.52      8,900,000(d) 8,890,482
 Glaxo Wellcome
      09-22-98     5.53      6,600,000(d) 6,578,787
 GTE Funding
      09-09-98     5.54      7,500,000    7,490,800
 Household Finance
      09-24-98     5.54      8,000,000    7,971,787
 Morgan Stanley, Dean Witter, Discover & Co
      09-16-98     5.53      5,800,000    5,786,684
      10-14-98     5.55      5,000,000    4,965,145
 Natl Australia Funding (Delaware)
      09-10-98     5.52      5,700,000    5,692,162
 Natl Rural Utilities
      10-14-98     5.54      8,500,000    8,444,160
 New Center Asset Trust
      11-13-98     5.57      5,500,000    5,436,463
 Pfizer
      09-14-98     5.52     15,000,000(d)14,970,208
 Toyota Motor Credit
      09-21-98     5.53      2,600,000    2,592,041
 USAA Capital
      09-01-98     5.57      1,000,000    1,000,000
 Xerox
      09-28-98     5.52      7,500,000    7,469,062
 Total                                  134,045,654


 Total short-term securities
 (Cost: $160,135,853)                  $160,122,787


 Total investments in securities
 (Cost: $4,053,368,238)(e)           $4,460,701,762

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 1998, the value of foreign securities represented 5.6% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $4,055,640,417 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation................................$749,811,611
Unrealized depreciation................................(344,750,266)
Net unrealized appreciation............................$405,061,345

     (This annual report is not part of the prospectus.)


      Investments in securities

      Retirement Annuity Mutual Funds
      Special Income Fund
      Aug. 31, 1998

                                                                                   (Percentages represent
                                                                                     value of investments
                                                                                   compared to net assets)


 Bonds (90.4%)

Issuer                                                     Coupon              Principal               Value(a)
                                                             rate                amount
 Government obligations (26.2%)
 Argentina Govt Natl
    (U.S. Dollar)
       09-19-27                                              9.75%           $12,000,000(c,d)        $8,040,000
 City of Moscow
    (U.S. Dollar) Zero Coupon
       12-31-98                                             21.80              6,153,151(c,f)         3,899,252
 Govt of Algeria
    (U.S. Dollar)
       03-04-00                                              7.13              2,181,818(c)           1,810,909
       09-04-06                                              7.13              3,272,727(c)           1,963,637
 Govt of Canada
    (Canadian Dollar)
       03-01-01                                             10.50             17,000,000(c)          11,949,342
 Govt of Equador
    (U.S. Dollar)
       02-27-15                                              6.63             14,711,580(c)           4,156,021
 Govt of Poland
    (Polish Zloty)
       06-12-02                                             12.00             18,900,000(c)           4,315,626
 Govt of Russia
    (Russian Ruble)
       09-27-00                                             14.00             25,337,218(c)             288,245
       12-15-20                                              6.63             14,700,000(c)           1,470,000
    (Russian Ruble) Zero Coupon
       01-27-99                                                --             46,597,000(b,c,f)         702,468
       05-05-99                                                --              7,747,000(b,c,f)         116,789
    (U.S. Dollar)
       07-24-05                                              8.75              4,000,000(c,e)           790,000
       06-24-28                                             12.75             11,250,000(c,e)         2,615,625
       12-29-49                                              6.63             12,861,844(c)           1,704,194
 Province of Mendoza
    (U.S. Dollar)
       09-04-07                                             10.00              4,000,000(c,e)         3,261,480
 Republic of Argentina
    (Argentine Peso)
       07-10-02                                              8.75              5,000,000(c)           2,750,000
       07-10-02                                              8.75             17,000,000(c,e)         9,350,000
       02-12-07                                             11.75              9,000,000(c)           5,287,500
 Republic of Korea
    (U.S. Dollar)
       04-15-08                                              8.88             17,550,000(c,d)        12,400,637
 Resolution Funding Corp
       10-15-19                                              8.13             38,059,000             49,418,850
 United Kingdom Treasury
    (British Pound)
       06-10-03                                              8.00              9,500,000(c)          17,427,361
 United Mexican States
    (U.S. Dollar)
       05-15-26                                             11.50              8,000,000(c,d)         6,710,000
 U.S. Treasury
       11-30-99                                              5.63             14,000,000             14,088,060
       11-15-00                                              5.75              5,000,000              5,077,950
       05-15-02                                              7.50              6,170,000              6,676,310
       06-30-02                                              6.25             17,000,000             17,706,690
       08-15-02                                              6.38             10,900,000             11,419,385
       03-31-03                                              5.50              7,500,000              7,651,425
       08-15-04                                              7.25             23,200,000             25,783,088
       11-15-05                                              5.88             40,000,000             41,894,800
       07-15-06                                              7.00             30,000,000             33,592,500
       05-15-16                                              7.25             12,700,000             15,306,548
       11-15-16                                              7.50             46,750,000             57,721,758
       08-15-19                                              8.13             42,200,000             56,069,451
       02-15-21                                              7.88              3,700,000              4,836,566
       08-15-27                                              6.38             32,500,000(d)          36,955,750
 Total                                                                                              485,208,217

 Mortgage-backed securities (6.1%)
 Federal Home Loan Mtge Corp
       05-01-07                                              9.00              5,756,232              5,959,484
       03-01-13                                              5.50              4,834,729              4,742,869
       08-01-24                                              8.00              5,152,251              5,347,831
       01-01-25                                              9.00              1,407,172              1,486,537
 Federal Home Loan Mtge Corp
    Collateralized Mtge Obligation
       03-15-22                                              7.00             10,455,000             10,898,292
       04-15-22                                              8.50             10,000,000             10,805,600
       07-15-22                                              7.00             12,940,000             13,849,035
 Federal Natl Mtge Assn
       09-01-07                                              8.50              6,139,612              6,352,841
       11-01-21                                              8.00                494,138                514,986
       04-01-22                                              8.00              3,275,410              3,413,534
       04-01-23                                              8.50              5,952,694              6,249,317
       06-01-24                                              9.00              6,057,938              6,458,246
       02-01-27                                              7.50             14,028,903             14,410,348
 Federal Natl Mtge Assn
    Collateralized Mtge Obligation
       05-18-26                                              5.00             10,000,000              9,447,987
 Govt Natl Mtge Assn
       06-20-24                                              7.38              4,628,847(j)           4,721,424
       07-20-27                                              6.50              8,352,651(j)           8,502,269
 Total                                                                                              113,160,600



 Aerospace & defense (0.6%)
 BE Aerospace
    Sr Sub Nts Series B
       02-01-06                                              9.88              5,000,000              5,268,750
 Compass Aerospace
    Sr Sub Nts
       04-15-05                                             10.13              1,635,000(e)           1,651,350
 K&F Inds
    Sr Sub Nts Series B
       10-15-07                                              9.25              2,000,000              1,980,000
 L-3 Communications
    Sr Sub Nts Series B
       05-01-07                                             10.38              1,710,000              1,825,425
 Newport News Shipbuilding
    Sr Nts
       12-01-06                                              8.63              1,250,000              1,295,313
 Total                                                                                               12,020,838

 Airlines (0.3%)
 AMR
       05-15-01                                              9.50              4,500,000              4,928,715

 Automotive & related (1.2%)
 Arvin Capital
    Company Guaranty
       02-01-27                                              9.50              5,000,000              5,779,200
 Ford Motor Credit
       01-15-03                                              7.50              5,000,000              5,347,100
 Hayes Lemmerz Intl
    Company Guaranty Series B
       07-15-07                                              9.13              3,000,000              2,887,500
 MSX Intl
    Company Guaranty
       01-15-08                                             11.38              2,450,000              2,376,500
 Trident Automotive
    Sr Sub Nts Series B
       12-15-05                                             10.00              5,300,000              5,618,000
 Total                                                                                               22,008,300


 Banks and savings & loans (5.0%)
 Alfa-Russia Finance
    (U.S. Dollar) Medium-term Nts Bank Guaranty
       07-28-00                                             10.38             10,000,000(c)             500,000
 Banca Commercial Italian
    (U.S. Dollar)
       07-15-07                                              8.25              5,000,000(c)           5,727,300
 BankBoston Capital
    Company Guaranty Series B
       12-15-26                                              8.25              5,000,000              5,387,100
 Crestar Capital
    Company Guaranty
       12-15-26                                              8.16              5,000,000              5,459,500
 Cullen/Frost Capital
    Series A
       02-01-27                                              8.42              5,000,000              5,524,365
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
       01-24-07                                              7.75              9,000,000(c,e)         5,509,890
 Fleet/Norstar Financial Group
    Sub Nts
       06-15-01                                              9.90              5,000,000              5,548,950
       12-01-01                                              9.00              5,000,000              5,500,350
 Greenpoint Capital
    Company Guaranty
       06-01-27                                              9.10              2,500,000              2,869,925
 Mellon Capital
    Company Guaranty Series A
       12-01-26                                              7.72              2,000,000              2,079,900
 Morgan (JP)
    Sr Sub Medium-term Nts Series A
       02-15-12                                              4.00             13,400,000(h)          12,387,764
 Provident Cos
       03-15-38                                              7.41             11,000,000             11,472,229
 Provident Trust
    Company Guaranty
       04-15-28                                              8.29              5,500,000(e)           5,855,520
 Union Planters Bank
    Sub Nts
       03-15-18                                              6.50              5,000,000              4,985,800
 US Capital
       02-01-27                                              8.41              3,500,000(e)           3,913,840
 Washington Mutual Capital
    Company Guaranty
       06-01-27                                              8.38              3,000,000              3,239,790
 Wilshire Financial Services
    Series B
       08-15-04                                             13.00              6,000,000              6,352,500
 Total                                                                                               92,314,723

 Building materials & construction (0.3%)
 Masco
       10-01-01                                              9.00              5,000,000              5,483,000

 Commercial finance (0.1%)
 Netia Holdings
    (U.S. Dollar) Company Guaranty Series B
       11-01-07                                             10.25              2,000,000(c)           1,847,500


 Communications equipment & services (3.4%)
 American Cellular
    Sr Nts
       05-15-08                                             10.50              4,500,000(e)           4,100,625
 Celcaribe
    (U.S. Dollar)
       03-15-04                                             13.50              1,450,000(c,e)         2,617,250
    (U.S. Dollar) Sr Nts
       03-15-04                                             13.50              1,700,000(c)           1,742,500
 Comcast Cellular Holdings
    Sr Nts Series B
       05-01-07                                              9.50              3,000,000              2,913,750
 Facilicom Intl
    Sr Nts Series B
       01-15-08                                             10.50              4,250,000              4,090,625
 IXC Communications
    Sr Sub Nts
       04-15-08                                              9.00              2,000,000              1,820,000
 KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
       02-15-08                                             12.78              3,000,000(g)           1,537,500
 Level 3 Communications
    Sr Nts
       05-01-08                                              9.13              4,500,000              4,027,500
 MJD Communications
       05-01-08                                              9.50              1,000,000(e)           1,012,500
 Nextel Communications
    Zero Coupon Sr Disc Nts
       01-15-04                                             10.13              4,000,000(g)           4,040,000

 NTL
    Zero Coupon
       04-01-08                                               .84              6,000,000(e,g)         5,632,368
    Zero Coupon Sr Nts Series B
       02-01-06                                             11.50              5,000,000(g)           3,950,000
 PhoneTel Technologies
    Sr Nts
       12-15-06                                             12.00              8,500,000              8,521,250
 RCN
    Zero Coupon Sr Disc Nts Series B
       02-15-08                                              9.80              2,870,000(g)           1,643,075
 TCI Telecommunications
    Sr Nts
       02-15-28                                              7.13              2,000,000              2,062,064
 Tele Communictions Intl
    Cv Sub Deb
       02-15-06                                              4.50              2,000,000              1,907,500
 Telehub Communications
    Zero Coupon
       07-31-05                                             13.88              2,500,000(e,g)         1,675,000
 US West Capital Funding
    Company Guaranty
       07-15-28                                              6.88              9,250,000              9,185,158
 Total                                                                                               62,478,665


 Computers & office equipment (1.0%)
 Bell Technology Group
    Sr Nts
       05-01-05                                             13.00              3,410,000(e)           3,478,200
 Hewlett-Packard
    Zero Coupon Cv Sub Nts
       10-15-17                                              3.13             10,000,000(e,f)         5,224,999
 Ingram Micro
    Zero Coupon Cv
       06-09-18                                              5.38              4,700,000(e,f)         1,697,875
 Learning
    Cv Sr Nts
       11-01-00                                              5.50              6,000,000              5,175,000
 PSINet
    Sr Nts Series B
       02-15-05                                             10.00              1,005,000                947,213
 Read-Rite
    Sub Nts
       09-01-04                                              6.50              2,450,000              1,301,563
 Total                                                                                               17,824,850


 Electronics (0.6%)
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
       05-15-07                                              8.63              8,500,000(c,e)         5,833,125
 Thomas & Betts
       01-15-06                                              6.50              4,500,000              4,586,400
 Total                                                                                               10,419,525

 Energy (3.8%)
 Forcenergy
    Sr Sub Nts
       11-01-06                                              9.50              2,100,000              1,971,375
 Gulf Canada Resources
    (U.S. Dollar)
       08-15-99                                              9.00              5,000,000(c)           5,117,700
 Honam Oil Refinery
    (U.S. Dollar)
       10-15-05                                              7.13              9,000,000(c,e)         6,722,910
 Lodestar Holdings
    (U.S. Dollar) Sr Nts
       05-15-05                                             11.50              5,000,000(c,e)         4,225,000
 Occidental Petroleum
    Medium-term Nts
       06-01-00                                             10.98              5,000,000              5,442,850
    Medium-term Nts
    with attached put
       08-01-19                                              9.25              8,725,000             11,079,529
 Oryx Energy
       04-01-01                                             10.00              5,000,000              5,424,750
 PDV America
    Sr Nts
       08-01-03                                              7.88              7,500,000              5,936,850
 Pennzoil
    Cv
       08-15-08                                              4.95              1,200,000              1,158,000
 R & B Falcon
       04-15-08                                              6.95              5,000,000              4,927,350
 Roil
    (U.S. Dollar)
       12-05-02                                             12.78              5,748,000(c,k)         1,724,400
 Swift Energy
    Cv Sub Nts
       11-15-06                                              6.25              1,090,000                904,700
 Transamerica Energy
       06-15-02                                             11.50              1,000,000(d)             668,750
    Zero Coupon
       06-15-07                                             13.26              2,100,000(g)           1,134,000
 Union Pacific Resources
       05-15-28                                              7.15              7,500,000              7,136,925
 USX
       03-01-08                                              6.85              6,500,000              6,576,765
 Total                                                                                               70,151,854


 Energy equipment & services (0.7%)
 DI Inds
    Sr Nts
       07-01-07                                              8.88              2,250,000              1,991,250
 Global Marine
       09-01-07                                              7.13             10,000,000             10,609,200
 Pride Intl
    Zero Coupon Cv Sub Deb
       04-24-18                                              5.84              4,700,000(f)           1,128,000
 Total                                                                                               13,728,450


 Financial services (2.4%)
 Airplanes GPA Cl D
    (U.S. Dollar) Series 1
       03-15-19                                             10.88              2,750,000(c)           3,190,825
 Arcadia Financial
    Sr Nts
       03-15-07                                             11.50              3,645,000              3,043,575
 Beneficial
    Medium-term Nts
       02-18-13                                              6.25             10,000,000             10,174,200
 Ford Capital
       05-15-02                                              9.88              5,000,000              5,726,200
 Household Finance
       04-01-00                                              9.55              6,500,000              6,892,145
 Ohio Savings Capital
    Company Guaranty
       06-03-27                                              9.50              5,000,000(e)           5,838,050
 Salomon
    Medium-term Sr Nts Series D
       10-06-99                                              6.99              5,000,000              5,077,000
 SASCO
       02-25-28                                              6.76              2,500,000              2,539,125
 Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
       08-01-04                                             10.00              4,350,000(c)           1,783,500
 Total                                                                                               44,264,620




 Food (0.3%)
 Ameriserve Food Distributions
    Company Guaranty
       07-15-07                                             10.13              2,500,000              2,300,000
 Daya Guna
    (U.S. Dollar) Company Guaranty
       06-01-07                                             10.00              4,750,000(c,e)         2,968,750
 Total                                                                                                5,268,750


 Furniture & appliances (0.3%)
 Interface
    Sr Sub Nts Series B
       11-15-05                                              9.50              5,000,000              5,243,750


 Health care (0.8%)
 Athena Neurosciences
    Cv
       11-15-04                                              4.75              1,600,000(e)           1,784,000
 Dura Pharmaceuticals
    Cv Sub Nts
       07-15-02                                              3.50              2,700,000              2,058,750
 Lilly (Eli)
       01-01-36                                              6.77             10,000,000             10,434,000
 Total                                                                                               14,276,750


 Health care services (2.1%)
 Abbey Healthcare Group
    Sr Sub Nts
       11-01-02                                              9.50                250,000                241,875
 Columbia/HCA Healthcare
       06-15-25                                              7.69              4,260,000              3,909,402
 Equity Corp Intl
    Cv Sub Db
       12-31-04                                              4.50              1,000,000              1,108,750
 Fountain View
    Sr Sub Nts
       04-15-08                                             11.25              2,150,000(e)           2,117,750
 Magellan Health Services
    Sr Sub Nts
       02-15-08                                              9.00              2,500,000(e)           2,025,000
 Novacare
    Cv Sub Deb
       01-15-00                                              5.50              4,000,000              3,790,000
 Owens & Minor
    Company Guaranty
       06-01-06                                             10.88              4,550,000              4,800,250
 Oxford Health Plans
    Sr Nts
       05-15-05                                             11.00              1,125,000(e)             922,500
 Service Corp Intl
       03-15-20                                              6.30             11,000,000             11,189,970
 Tenet Healthcare
    Sr Sub Nts
       12-01-08                                              8.13              9,000,000(e)           8,866,620
 Total                                                                                               38,972,117


 Household products (0.2%)
 Revlon Consumer Products
    Sr Nts
       02-01-06                                              8.13              4,250,000              4,085,313


 Industrial equipment & services (1.7%)
 AGCO
    Sr Sub Nts
       03-15-06                                              8.50              1,025,000              1,003,219
 Alliance Imaging
    Sr Sub Nts
       12-15-05                                              9.63              3,000,000              3,011,250
 Case
       08-01-05                                              7.25              5,475,000              5,853,925
 Clark Equipment
       03-01-01                                              9.75              5,000,000              5,439,250
 Jorgensen (Earle M)
    Sr Nts
       04-01-05                                              9.50              1,225,000(e)           1,185,188
 Packaged Ice
    Sr Nts
       02-01-05                                              9.75              8,525,000(e)           8,439,749
 Purina Mills
    Sr Sub Nts
       03-15-10                                              9.00              1,475,000(e)           1,482,375


 Terex
    Sr Sub Nts
       04-01-08                                              8.88              3,800,000(e)           3,614,750
 Tyco Intl
    Zero Coupon Cv Sub Nts
       07-06-10                                              6.50              1,350,000(f)           1,989,563
 Total                                                                                               32,019,269

 Insurance (2.4%)
 Americo Life
    Sr Sub Nts
       06-01-05                                              9.25              4,500,000              4,561,875
 Executive Risk Capital
    Company Guaranty Series B
       02-01-27                                              8.68              3,500,000              4,040,050
 Nationwide CSN Trust
       02-15-25                                              9.88             10,500,000(e)          13,020,840
 New England Mutual
       02-15-24                                              7.88              5,000,000(e)           5,712,700
 SAFECO Capital
    Company Guaranty
       07-15-37                                              8.07             10,000,000             11,004,900
 Veritas Holdings
    (U.S. Dollar) Sr Nts
       12-15-03                                              9.63              2,545,000(c)           2,665,888
 Zurich Capital
    (U.S. Dollar) Company Guaranty
       06-01-37                                              8.38              3,750,000(c,e)         4,355,625
 Total                                                                                               45,361,878

 Leisure time & entertainment (2.9%)
 Coast Hotels & Casino
    Company Guaranty Series B
       12-15-02                                             13.00              1,600,000              1,802,000
 Hammons (JQ) Hotels
    1st Mtge
       02-15-04                                              8.88              3,400,000              3,310,750
 Icon Fitness
    Zero Coupon Sr Disc Nts Series B
       11-15-06                                             15.91              8,130,000(g)             813,000
Loews Cineplex Entertainment
    Sr Sub Nts
       08-01-08                                              8.88              4,500,000              4,275,000
 Premier Parks
    Sr Nts
       04-01-06                                              9.25              2,150,000              2,042,500
    Zero Coupon Sr Disc Nts
       04-01-08                                             10.00              5,250,000(g)           3,097,500
 SFX Entertainment
    Company Guaranty Series B
       02-01-08                                              9.13                945,000                902,475
 Speedway Motorsports
       08-15-07                                              8.50              4,000,000              4,060,000

 Time Warner
       02-01-24                                              7.57             20,000,000             21,000,000
    Sr Nts
       01-15-28                                              6.95              5,000,000              4,889,300
 Trump Holdings & Funding
    Sr Nts
       06-15-05                                             15.50              2,500,000              2,781,250
 United Artists Theatres
    Series 1995A
       07-01-15                                              9.30              4,774,060              4,768,093
 Total                                                                                               53,741,868

 Media (4.4%)
 Australis Media
    (U.S. Dollar)
       11-01-00                                             14.00                916,899(c)             693,151
    (U.S. Dollar) Zero Coupon
       05-15-03                                             15.75             10,081,770(c,g)           151,227
 Cox Communications
       06-15-25                                              7.63             10,000,000             10,996,100
 CSC Holdings
    Sr Sub Debs
       05-15-16                                             10.50              5,000,000              5,880,000
 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
       12-05-08                                             10.63              8,000,000(c,e)         5,424,240
 Groupe Videotron
    (U.S. Dollar) Sr Nts
       02-15-05                                             10.63              2,000,000(c)           2,192,500
 Grupo Televisa
    (U.S. Dollar) Sr Nts Series A
       05-15-03                                             11.38                250,000(c)             231,250
 Heritage Media
    Sr Sub Nts
       02-15-06                                              8.75              2,000,000              2,105,000
 Lamar Advertising
    Company Guaranty
       12-01-06                                              9.63              1,350,000              1,407,375
 Liberty Group Operating
    Company Guaranty
       02-01-08                                              9.38              3,750,000              3,646,875
 MDC Communications
    (U.S. Dollar) Sr Sub Nts
       12-01-06                                             10.50              1,700,000(c)           1,806,250
 News America Holdings
       10-15-12                                             10.13             10,000,000             11,639,500
 Rogers Cablesystems
    (Canadian Dollar)
       01-15-14                                              6.56              2,700,000(c)           1,804,040
 TCI Communications
       08-01-15                                              8.75              5,000,000              6,015,950
 Time Warner
       08-15-04                                              7.98              1,500,000              1,631,505
       08-15-06                                              8.11              3,000,000              3,297,990
       08-15-07                                              8.18              3,000,000              3,331,350

 Time Warner Entertainment
    Sr Nts
       07-15-33                                              8.38              2,500,000              2,931,250
 TV Azteca
    (U.S. Dollar)
       02-15-07                                             10.50              2,500,000(c)           1,962,500
 Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
       03-01-02                                             10.00              5,750,000(c,k,n)       8,625,000
 Viacom Intl
       07-01-03                                              7.00              2,500,000              2,500,200
    Sub Deb
       07-07-06                                              8.00              3,000,000              2,981,250
 Total                                                                                               81,254,503


 Metals (2.1%)
 Alcan Aluminum
    (U.S. Dollar)
       01-15-22                                              8.88              6,750,000(c)           7,448,423
 Bar Technologies
    Company Guaranty
       04-01-01                                             13.50              4,500,000(e)           4,905,000
 EnviroSource
    Sr Nts
       06-15-03                                              9.75                890,000                884,438
    Sr Nts Series B
       06-15-03                                              9.75              2,100,000              2,086,875
 Grupo Minero Mexico
    (U.S. Dollar) Company Guaranty Series A
       04-01-08                                              8.25              5,000,000(c)           4,037,500
 Imexsa Export Trust
    (U.S. Dollar)
       05-31-03                                             10.13              5,000,000(c,e)         4,350,000
 NSM Steel
    Company Guaranty
       02-01-06                                             12.00              3,325,000              2,481,281
 Southern Peru Copper
    (U.S. Dollar)
       05-30-07                                              7.90              2,000,000(c)           2,000,860
 WMC Finance USA
    (U.S. Dollar)
       11-15-13                                              7.25             10,000,000(c)          10,960,499
 Total                                                                                               39,154,876


 Miscellaneous (4.8%)
 Adams Outdoor Advertising
    Sr Nts
       03-15-06                                             10.75              4,500,000              4,775,625
 Advance Stores
    Sr Sub Nts
       04-15-08                                             10.25              3,700,000(e)           3,589,000
 AMSC Acquisition
    Company Guaranty Series B
       04-01-08                                             12.25              2,500,000              1,700,000

 Azteca Holdings
    (U.S. Dollar)
       06-15-02                                             11.00              3,500,000(c)           2,913,750
 Bistro Trust
    Sub Nts
       12-31-02                                              9.50             10,000,000(e)          10,119,899
 BTI Telecommunications
    Sr Nts
       09-15-07                                             10.50              1,200,000              1,170,000
 California Infrastructure
    Southern California Edison
       03-25-02                                              6.14              9,235,000              9,310,542
 Chattem
    Company Guaranty Series B
       04-01-08                                              8.88              2,200,000              2,090,000
 Colonial Capital
    Company Guaranty Series A
       01-15-27                                              8.92              3,000,000              3,426,780
 CTI Holdings
    (U.S. Dollar) Zero Coupon Sr Nts
       04-15-08                                             11.59              3,325,000(c,e,g)       1,866,156
 Delphes  2
    (U.S. Dollar)
       05-05-09                                              7.75              4,500,000(c,e)         4,027,500
 Doskocil Mfg
    Sr Sub Nts
       09-15-07                                             10.13              5,000,000              5,187,500
 FCB/NC Capital
    Company Guaranty
       03-01-28                                              8.05              4,625,000              4,884,139
 Great Central Mines
    (U.S. Dollar) Sr Nts
       04-01-08                                              8.88              2,500,000(c,e)         2,318,750
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts
       05-22-07                                              8.88              3,600,000(c,e)         1,764,216
 Jasmine Submarine Telecom
    (U.S. Dollar) Sr Nts
       05-30-11                                              8.48              2,399,000(c,e)         1,935,753
 Michael Petroleum
    Sr Nts
       04-01-05                                             11.50              1,250,000(e)           1,214,063
 NSM Steel
    Company Guaranty
       02-01-08                                             12.25              5,300,000              3,710,000
 Outsourcing Solutions
    Sr Sub Nts Series B
       11-01-06                                             11.00              1,775,000              1,888,156
 Pindo Deli Finance Mauritius
    (U.S. Dollar) Company Guaranty
       10-01-07                                             10.75              2,200,000(c)             946,000
 PLD Telekom
    (U.S. Dollar)
       06-01-04                                             14.00              5,000,000(c)           4,500,000
 PTC Intl Finance
    (U.S. Dollar) Zero Coupon Company Guaranty
       07-01-07                                             10.75              6,000,000(c,g)         4,050,000

 Telesystem Intl Wireless
    (U.S. Dollar) Zero Coupon Sr Disc Nts Series B
       06-30-07                                             13.47             11,000,000(c,g)         6,600,000
 Versatel Telecom
    (U.S. Dollar) Sr Nts
       05-15-08                                             13.25              5,500,000(c,e)         5,788,750
 Total                                                                                               89,776,579

 Multi-industry conglomerates (1.1%)
 Pierce Leahy
    Sr Sub Nts
       07-15-06                                             11.13                812,000(e)             893,200
 Prime Succession
    Sr Sub Nts
       08-15-04                                             10.75              2,125,000              2,170,156
 Tenneco
       06-15-07                                              7.63              6,000,000              6,655,740
 USI American Holdings
    Sr Nts Series B
       12-01-06                                              7.25              5,000,000              5,145,800
 Westinghouse Electric
       06-01-01                                              8.88              5,000,000              5,311,300
 Total                                                                                               20,176,196

 Municipal bonds (0.4%)
 New Jersey Economic Development Authority
    State Pension Funding
    Revenue Bond (MBIA Insured)
       02-15-29                                              7.43              7,000,000(l)           8,211,700

 Paper & packaging (2.2%)
 APP Intl Finance
    (U.S. Dollar)
       10-01-05                                             11.75              5,000,000(c)           2,575,000
 Chesapeake
       05-01-03                                              9.88              5,000,000              5,790,150
 Crown Cork & Seal
       04-15-23                                              8.00              5,000,000              5,272,450
 Gaylord Container
    Sr Nts
       06-15-07                                              9.75              2,200,000              1,930,500
    Sr Nts Series B
       06-15-07                                              9.38              5,000,000              4,312,500
 Graham Packaging/GPC Capital
    Sr Sub Nts
       01-15-08                                              8.75              2,500,000(e)           2,375,000
 Owens-Illinois
    Sr Nts
       05-15-04                                              7.85              5,000,000              5,224,750
 Repap New Brunswick
    (U.S. Dollar) Sr Nts
       04-15-05                                             10.63              2,000,000(c)           1,735,000
 Riverwood Intl
    Company Guaranty
       04-01-08                                             10.88              3,750,000              3,450,000
 Silgan Holdings
       06-01-09                                              9.00              4,125,000              4,176,563

 Stone Container
    Sr Sub Deb
       04-01-02                                             12.25              3,000,000              3,026,250
 Total                                                                                               39,868,163


 Restaurants & lodging (0.3%)
 Extended Stay America
    Sr Sub Nts
       03-15-08                                              9.15              4,750,000              4,601,563
 Signature Resorts
    Sr Nts
       05-15-06                                              9.25              1,900,000              1,793,125
 Total                                                                                                6,394,688


 Retail (1.7%)
 Amazon.com
    Zero Coupon Sr Disc Nts
       05-01-08                                             10.00              4,850,000(e,g)         2,934,250
 Dayton Hudson
       12-01-22                                              8.50              3,000,000              3,335,910
 Eye Care Centers of America
    Sr Nts
       10-01-03                                             12.00              3,000,000              3,180,000
    Sr Sub Nts
       05-01-08                                              9.13              4,000,000(e)           3,865,000
 Kroger
    Sr Nts
       07-15-06                                              8.15              3,000,000              3,318,240
 Rite Aid
    Cv Sub Nts
       09-15-02                                              5.25              1,400,000(e)           1,694,000
 Wal-Mart CRAVE Trust
       07-17-06                                              7.00             12,850,202(e)          13,275,158
 Total                                                                                               31,602,558


 Textiles & apparel (0.4%)
 Texon Intl
    (Deutsche Mark) Sr Nts
       02-01-08                                              3.11              4,000,000(c)           1,774,088
 VF Corp
       05-01-01                                              9.50              5,000,000              5,492,100
 Total                                                                                                7,266,188

 Transportation (0.7%)
 Greater Beijing
    (U.S. Dollar) Sr Nts
       06-15-04                                              9.75              3,500,000(c,e)         1,400,000
       06-15-07                                             10.00              5,000,000(c,e)         1,900,000
 Navigator Gas Transportation
    (U.S. Dollar)
       06-30-07                                             10.50              3,000,000(c,e)         2,925,000
 Zhuhai Highway
    (U.S. Dollar) Sub Nts
       07-01-08                                             12.00             10,000,000(c,e)         6,500,000
 Total                                                                                               12,725,000


 Utilities -- electric (5.8%)
 AEP Generating
    Series F
       12-07-22                                              9.82              2,484,218              2,752,737
 Boston Edison
       06-01-20                                              9.88              5,000,000              5,509,600
 Cleveland Electric Illuminating
       07-01-00                                              7.19              5,000,000              5,112,250
       07-01-04                                              7.67              2,000,000              1,980,000
    1st Mtge Series B
       05-15-05                                              9.50              6,000,000              7,013,820
 CMS Energy
    Sr Nts
       05-15-02                                              8.13              5,000,000              5,217,700
 Connecticut Light & Power
    1st Mtge Series C
       06-01-02                                              7.75              5,000,000              5,207,400
 Espirito Santo - Escelsa
    (U.S. Dollar)
       07-15-07                                             10.00              3,000,000(c)           2,052,570
 Hydro-Quebec
    (U.S. Dollar) Local Govt Guaranty Series 1989HH
       12-01-29                                              8.50             20,000,000(c)          24,136,799
 Indiana & Michigan Power
    Sale Lease-backed Obligation Series F
       12-07-22                                              9.82              2,484,213              2,752,732
 Korea Electric Power
    (U.S. Dollar)
       02-01-27                                              7.00              6,200,000(c)           3,931,234
 Midland Cogeneration
    Series 1991-C
       07-23-02                                             10.33              1,268,720              1,354,359
 Midland Funding
    Series 1994-C
       07-23-02                                             10.33              1,092,910              1,166,681
    Series A
       07-23-05                                             11.75              5,000,000              5,818,750
 Natl Power
    (U.S. Dollar) Foreign Govt Guaranty
       12-15-16                                              8.40              7,500,000(c)           4,369,875
 Sithe Independence Funding
    Series A
       12-30-13                                              9.00              7,500,000              9,054,075
 Texas Utilities Electric
    Medium-term Nts 1st Mtge Series B
       03-01-02                                              9.70              6,000,000              6,744,720
 Texas-New Mexico Power
    1st Mtge Series U
       09-15-00                                              9.25              3,500,000              3,648,750
 TU Electric Capital
    Company Guaranty
       01-30-37                                              8.18             10,000,000             10,231,100
 Total                                                                                              108,055,152


 Utilities -- telephone (4.0%)
 Bell Atlantic
       08-01-31                                              9.00              7,500,000              8,484,075
 Bell Telephone of Pennsylvania
       03-15-33                                              7.38             10,000,000             10,445,200
 Call-Net Enterprises
    (U.S. Dollar) Sr Nts
       08-15-08                                              8.00              3,625,000(c)           3,316,875
 CCPR Services
    Company Guaranty
       02-01-07                                             10.00              1,500,000              1,395,000
 Colt Telecom Group
    (Deutsche Mark) Cv
       08-06-05                                              1.12              3,600,000(c)           1,842,322
 Geotek Communications
    Zero Coupon Cv Sr Sub Nts
       02-15-01                                             12.00              4,135,000(b,g)             5,169
    Zero Coupon Sr Disc Nts Series B
       07-15-05                                             18.87              4,513,000(b,g)           451,300
 Grupo Iusacell
    (U.S. Dollar)
       07-15-04                                             10.00              1,500,000(c)           1,222,500
 GTE
       11-01-20                                             10.25              7,000,000              7,833,770
 Intermedia Communications
    Sr Nts Series B
       11-01-07                                              8.88              1,600,000              1,502,000
 McLeod USA
    Sr Nts
    03-15-08                                                 8.38              1,535,000              1,439,063
 Metrocall
    Sr Sub Nts
       10-01-07                                             10.38              3,000,000              2,820,000
 MetroNet Communications
    Zero Coupon Sr Disc Nts
       06-15-08                                             10.03              3,800,000(e,g)         2,037,750
 Omnipoint
    Sr Nts
       08-15-06                                             11.63             10,000,000              9,750,000
 Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
       03-06-07                                              7.85              3,000,000(c,d,e)       2,024,460
       03-06-17                                              8.35              3,000,000(c,e)         1,740,630
 Rogers Cantel
    (U.S. Dollar)
       06-01-08                                              9.38              4,650,000(c)           4,743,000
 U S WEST Communications
       11-10-26                                              7.20              6,000,000              6,123,540
 WorldCom
       04-01-07                                              7.75              7,000,000              7,572,670
 Total                                                                                               74,749,324

 Total bonds
 (Cost: $1,726,458,655)                                                                          $1,674,044,479



 Common stocks (--%)
Issuer                       Shares       Value(a)

 BayCorp Holdings                28(b)         $154
 Intermedia Communications    1,560(b)       38,805
 Nextel Communications Cl A   6,197(b)      111,933
 Specialty Foods             15,000(b)          300


 Total common stocks
 (Cost: $156,781)                          $151,192



 Preferred stocks & other (1.3%)
Issuer                       Shares       Value(a)
 American Mobile Satellite
    Warrants                  2,500        $ 17,500
 Bar Technologies
    Warrants                  4,500         247,500
 Celcaribe
    Warrants                276,420(b,e,c)  1,105,680
 Dairy Mart
    Warrants                 10,000(e)        5,000
 Finova Finance Trust
    5.50% Cv                 14,750         969,813
 Geotek Communications
    Warrants                250,000(m)            --
  Glenborough Realty Trust
    7.75% Cv Series A        94,575       1,915,143
 Houston Inds
    7.00% Cv                 27,200       1,944,800
 Ingersoll-Rand
    6.75% Cv                 87,000       1,865,063
 KMC Telecom Holdings
    Warrants                  3,000          15,000
 Lincoln Natl
    7.75% Cm Cv              27,975         699,375
 MediaOne Group
    6.25% Cv                 34,500       1,914,750
 Nakornthai Strip Mill
    Warrants              3,355,391               3
 Newell Financial Trust I
    5.25% Cm Cv               5,000(e)      285,625
 Owens-Illinois
    Cv                       20,000         792,500
 Paxson Communications
    12.50% Pay-in-kind       40,640(n)    4,023,360
  Price Communications
    Warrants                 23,048         414,864
 Sprint
    8.25% Cv                 23,925       1,410,080
 Suiza Capital
    5.50% Cm Cv              21,800(e)      942,850
 Tosco Financing Trust
    5.75% Cv                 25,000       1,153,125
 Tower Automotive Capital
    6.75% Cv                 40,000       1,810,000
 Tribune/TLC
    6.25% Cv                 41,625         811,688
 Unifi Communications
    Warrants                  7,000              70
 Wendys Financing
    5.00% Cm Cv Series A     38,000       1,900,000


 Total preferred stocks & other
 (Cost: $25,555,947)                    $24,243,789




 Short-term securities (8.2%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (1.3%)
 Federal Home Loan Mtge Corp Disc Nts
         09-04-98  5.48%   $15,000,000  $14,993,175
         09-17-98  5.49     10,200,000   10,175,203
 Total25,168,378

 Commercial paper (6.9%)
 Abbott Laboratories
         09-28-98  5.52      5,500,000    5,477,312
 Associates Corp North America
         09-16-98  5.52      4,700,000    4,689,229
         10-09-98  5.54     10,500,000   10,438,930
 Barclays U.S. Funding
         09-29-98  5.52     10,000,000    9,957,222
 Deutsche Bank Financial
         10-21-98  5.56      5,100,000    5,059,528
 Fleet Funding
         10-09-98  5.57      5,800,000(i) 5,766,144
         10-13-98  5.56      5,000,000(i) 4,967,800
 Ford Motor Credit
         10-14-98  5.55      5,700,000    5,658,834
 Gannett
         09-10-98  5.52      1,000,000(i)   998,625
 Gateway Fuel
         09-03-98  5.58      3,100,000    3,099,044
 Goldman Sachs Group
         10-13-98  5.56      2,800,000    2,781,935
 Heinz (HJ)
         10-14-98  5.54      1,000,000      993,431
 Morgan Stanley, Dean Witter, Discover & Co
         10-14-98  5.55      7,000,000    6,951,204
 Natl Australia Funding (Delaware)
         09-10-98  5.52      7,200,000    7,190,100
         09-21-98  5.53      1,000,000      996,939
 Norwest
         09-18-98  5.52      5,000,000    4,987,014
 Pacific Life Insurance
         09-10-98  5.52      3,700,000    3,694,913
 Reed Elsevier
         09-22-98  5.53      5,400,000(i) 5,382,643
         09-22-98  5.56      5,000,000(i) 4,982,776
         09-25-98  5.53      4,900,000(i) 4,882,001
 Rohm & Haas
         09-29-98  5.56      7,300,000    7,268,602
 Sara Lee
         09-21-98  5.53      6,400,000    6,380,444
 SmithKline Beecham
         09-25-98  5.52      5,000,000    4,981,667
 Toyota Motor Credit
         10-09-98  5.55      5,500,000    5,468,069
 USAA Capital
         09-01-98  5.57      3,900,000    3,900,000
 Total                                  126,954,406


 Total short-term securities
 (Cost: $152,131,912)                  $152,122,784


 Total investments in securities
 (Cost: $1,904,303,295)(o)           $1,850,562,244

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 1998, the value of foreign securities represented 17.0% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1998, is as follows:

 Security                                Acquisition                   Purchase
                                                date                       cost

 Roil
     (U.S. Dollar) 12.78% 2002             05-15-98                  $5,575,560

 Veninfotel
 (U.S. Dollar) Cv Pay-in-kind 10.00% 2002  03-05-97 thru 07-23-97     5,750,000

(l) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA -- Municipal Bond Investors Assurance


(m) Negligible market value.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $1,899,984,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..............................$113,170,763
Unrealized depreciation..............................(162,592,519)
Net unrealized depreciation.........................$ (49,421,756)

     (This annual report is not part of the prospectus.)


      Retirement Annuity Mutual Funds
      Managed Fund
      Aug. 31, 1998

                                                        (Percentages represent
                                                          value of investments
                                                        compared to net assets)


 Common stocks (54.3%)
Issuer                      Shares        Value(a)

 Aerospace & defense (1.0%)
 AlliedSignal              390,000      $13,381,875
 Boeing                    205,000        6,342,188
 Lockheed Martin            90,000        7,869,375
 United Technologies       225,000       16,326,562
 Total                                   43,920,000


 Airlines (0.8%)
 Southwest Airlines      2,100,000       37,406,250


 Automotive & related (0.7%)
 Tower Automotive        1,722,600(b)    31,545,113


 Banks and savings & loans (3.6%)
 BankAmerica               350,000       22,421,875
 Citicorp                  230,000       24,868,750
 First Union               325,000       15,762,500
 Norwest                   325,000        9,668,750

 Washington Mutual       1,875,000       60,000,000
 Wells Fargo & Co           95,000       26,778,125
 Total                                  159,500,000


 Beverages & tobacco (1.6%)
 Coca-Cola                 680,000       44,285,000
 Philip Morris             665,000       27,639,063
 Total                                   71,924,063


 Building materials & construction (2.2%)
 American Standard         666,900(b)    26,092,463
 Cemex Cl B              2,100,000(b,c)   5,066,968
 Martin Marietta
      Materials          1,140,672       48,621,144
 Masco750,000           17,250,000
 Total                                   97,030,575

 Communications  equipment & services (2.1%)
 ADC  Telecommunications  910,000(b)     20,190,625
 Ericsson (LM) ADR Cl B 1,250,000(c)     26,718,750
 Globalstar
      Telecommunications   565,590(b)     7,529,417
 Loral Space &
      Communications       693,700(b)    11,012,487
 Northern Telecom          550,000(c,d)  26,262,500
 Total                                   91,713,779

 Computers & office equipment (6.2%)
 American Power

      Conversion         1,450,000(b)    39,150,000
 Cisco Systems             562,500(b)    46,054,687
 Compaq Computer         1,350,000       37,715,625
 Computer Associates Intl  400,000       10,800,000
 Hewlett-Packard           425,000       20,639,063
 Microsoft                 657,800(b)    63,107,687

 Network Associates        625,000(b)    20,156,250
 Paymentech                653,900(b)     7,478,981
 Solectron                 700,000(b)    28,918,750
 Total                                  274,021,043


      Electronics (1.7%)
 Intel                     700,000       49,831,250
 Maxim Integrated
      Products             600,000(b)    16,500,000
 Texas Instruments         200,000        9,537,500
 Total                                   75,868,750


 Energy (1.1%)
 Anadarko Petroleum        650,000       18,687,500
 Royal Dutch Petroleum     700,000(c)    27,825,000
 Total                                   46,512,500


 Energy equipment & services (0.2%)
 R&B Falcon                880,000(b)     7,920,000


 Financial services (4.6%)
 Fannie Mae                600,000       34,087,500
 Household Intl            688,320       25,424,820
 MBNA 1,275,000         29,962,500
 Morgan Stanley, Dean Witter,
      Discover & Co        850,000       49,353,125
 Travelers Group         1,482,500       65,785,938
 Total                                  204,613,883



 Food (0.7%)
 U.S. Foodservice          868,955(b)    32,205,645


 Furniture & appliances (0.4%)
 Leggett & Platt           946,800       18,995,175


 Health care (6.1%)
 Amgen550,000(b)        33,481,250
 Boston Scientific         175,000(b)    12,118,750
 Bristol-Myers Squibb      245,000       23,979,375
 Elan ADR                  687,200(b,c,d)40,372,999
 Merck & Co                885,000      102,604,687
 Pfizer                    400,000       37,200,000
 SmithKline Beecham ADR    300,000(c)    17,062,500
 United States Surgical        823           32,869
 Total                                  266,852,430


 Health care services (2.3%)
 AmeriSource Health Cl A   250,000(b)    11,765,625
 Cardinal Health           175,000       15,312,500

 HEALTHSOUTH
      Rehabilitation     1,200,000(b)   $22,725,000
 Service Corp Intl         600,000       20,325,000
 United Healthcare         900,000       32,512,500
 Total                                  102,640,625

 Household products (1.6%)
 Gillette                  750,000       30,843,750
 Procter & Gamble          500,000       38,250,000
 Total                                   69,093,750


 Industrial equipment & services (0.6%)

 Illinois Tool Works       530,000       25,671,875


 Insurance (0.5%)
 Travelers Property
      Casualty Cl A        625,000       20,585,938
 UNUM 1,000                 44,000
 Total                                   20,629,938

 Leisure time & entertainment (1.1%)
 Disney (Walt)             900,000       24,693,750
 Mattel                    750,000       24,281,250
 Total                                   48,975,000


 Media (1.2%)
 Time Warner               550,000       44,206,250
 Univision Communications
      Cl A                 275,000(b)     7,321,875
 Total                                   51,528,125

 Multi-industry conglomerates (4.8%)
 AccuStaff               1,062,200(b)    13,277,500
 Cendant                   700,000(b)     8,093,750
 Century Business Services 650,000(b)    12,431,250
 Emerson Electric          475,000       27,075,000
 General Electric        1,150,000       92,000,000
 Tyco Intl               1,050,000(c)    58,275,000
 Total                                  211,152,500


            Paper & packaging (0.0%)
 Asia Pulp & Paper           1,000(b,c)       5,188


 Restaurants & lodging (0.4%)
 Extended Stay America   2,200,000(b)    19,250,000


 Retail (4.9%)
 Consolidated Stores       300,000(b)     9,450,000
 Dollar General            367,772        9,883,886
 Home Depot              1,395,000       53,707,500
 Nordstrom                 350,000       10,478,125
 OfficeMax               1,287,300(b)    13,516,650

 Republic Inds           1,874,915(b)   $33,162,559
 Rite Aid                  800,000       28,950,000
 Safeway                   240,000(b)     9,450,000
 Wal-Mart Stores           830,000       48,762,499
 Total                                  217,361,219

 Utilities -- telephone (3.9%)
 AirTouch Communications 1,175,000(b)    66,093,750
 BCE                       500,000(c)    16,093,750
 Hyperion Telecommunications
      Cl A                 337,700(b)     3,039,300
 MCI Communications        550,000       27,500,000
 U S WEST Communications
      Group                325,000       16,900,000
 WorldCom                1,000,000       40,937,500
 Total                                  170,564,300


 Total common stocks
(Cost: $1,907,639,038)               $2,396,901,726



 Preferred stocks & other (1.5%)
Issuer                       Shares       Value(a)
 Allegiance Telecom
      Warrants               2,450           $4,900
 American Mobile Satellite
      Warrants               2,000           14,000
 Concentric Network
      13.50% Pay-in-kind     1,000(b,f,j)   930,000
 KMC Telecom Holdings
      Warrants               2,800           14,000
 Lincoln Natl
      7.75% Cm Cv           27,975(b)       699,375
 Loral Space & Communications
      6.00% Cv             400,000(j)    20,000,000
 Mexico Value
      Rights                 1,000(c,e)           --
 Newell Financial Trust

      5.25% Cm Cv            5,000(j)       285,625
 Omnipoint
      7.00% Cv             240,000(j)     7,950,000
 Pinto Totta Intl Finance
      7.77%                 50,000(c,j)   4,493,750
 Primus Telecommunications
      Warrants               2,300           46,000
 Sinclair Capital
      11.63%                30,000        3,356,250
 Tribune/TLC
      6.25% Cv              41,625(b)       811,688
 Unifi Communications
      Warrants               2,000               20
 UNUM
      3.25% Cv             632,602       28,783,391


 Total preferred stocks & other
(Cost: $74,016,038)                     $67,388,999


 Bonds (36.1%)

Issuer                                                     Coupon              Principal               Value(a)
                                                             rate                amount
 Government obligations (11.1%)
 Argentina Govt Natl
    (U.S. Dollar)
        09-19-27                                             9.75%            $6,150,000(c,d)        $4,120,500
 Argentine Republic
    (Argentine Peso)
        02-12-07                                            11.75              2,000,000(c)           1,175,000
    (U.S. Dollar)
        03-31-23                                             5.75              3,750,000(c,m)         2,264,063
 City of Moscow
    (U.S. Dollar) Zero Coupon
        12-31-98                                            21.80              3,691,890(c,k)         2,339,550
 Govt of Algeria
    (U.S. Dollar)
        03-04-00                                             7.13                727,273(c)             603,636
        09-04-06                                             7.13              1,090,909(c)             654,546
 Govt of Poland
    (U.S. Dollar)
        10-27-24                                             6.69              3,000,000(c,m)         2,818,124
 Govt of Russia
    (Russian Ruble)
        09-27-00                                            14.00             30,008,878(c)             341,391
        12-15-20                                             6.63             17,300,000(c)           1,730,000
    (U.S. Dollar)
        07-24-05                                             8.75              2,000,000(c,j)           395,000
        06-24-28                                            12.75              4,500,000(c,j)         1,046,250
    (U.S. Dollar) Zero Coupon
        12-29-49                                             6.63                 77,278(c,k,o)          10,239
 Govt Trust Certs Israel
        11-15-01                                             9.25              1,961,325              2,038,994
 People's Republic of China
    (U.S. Dollar)
        07-03-01                                             7.38              2,000,000(c,d)         2,062,332
        01-15-96                                             9.00              2,500,000(c,d)         2,472,050
    Republic of Brazil
    (U.S. Dollar)
        04-15-14                                             8.00              3,190,578(c)           1,643,147
 Republic of Panama
    (U.S. Dollar)
        02-13-02                                             7.88              1,000,000(c,j)           903,260
        09-30-27                                             8.88              2,000,000(c)           1,510,000
 Resolution Funding Corp
    Zero Coupon
        07-15-20                                             6.56              5,000,000(k)           1,459,200
 United Mexican States
    (U.S. Dollar) Series A
        12-31-19                                             6.25              4,000,000(c)           2,855,000

 U.S. Treasury
        02-28-99                                             5.88             88,000,000             88,330,000
        01-31-00                                             5.38             25,000,000             25,105,000
        02-15-00                                             8.50             20,000,000             20,949,000
        03-31-01                                             6.38            109,000,000(d)         112,552,309
        08-15-03                                             5.75             43,300,000(d)          44,631,908
        02-15-04                                             5.88             12,500,000             13,010,125
        10-15-06                                             6.50             21,000,000             22,875,090
        11-15-16                                             7.50             54,000,000             66,673,260
        08-15-22                                             7.25              1,000,000              1,234,490
        08-15-23                                             6.25              2,000,000              2,213,860
        11-15-24                                             7.50             20,000,000             25,648,600
    TIPS
        07-15-02                                             3.63             10,000,000(h)          10,127,904
    Zero Coupon
        05-15-05                                             6.46             18,000,000(k)          12,850,920
        11-15-21                                             6.26             35,000,000(k)           9,738,050
 Total                                                                                              488,382,798


 Mortgage-backed securities (5.4%)
 Citicorp Credit Card Master Trust
        10-07-04                                             5.95              3,000,000              3,042,630
 Federal Home Loan Mtge Corp
        08-01-24                                             8.00              3,209,026              3,330,840
        11-01-25                                             6.50              7,595,603              7,666,623
 Federal Natl Mtge Assn
        07-01-04                                             7.40             10,000,000             10,993,600
        01-01-09                                             5.50              7,237,514              7,143,788
        01-01-09                                             5.50             14,136,474             13,953,407
        03-01-10                                             6.00             17,000,000(o)          16,941,519
        06-01-10                                             6.50              7,517,440              7,630,502
        08-01-11                                             8.50              6,941,930              7,235,291
        04-01-13                                             6.00             16,644,526             16,611,240
        04-01-22                                             8.00              3,552,987              3,702,817
        04-01-23                                             8.50              3,968,600              4,166,355
        05-01-23                                             6.50              2,108,972              2,135,946
        05-01-24                                             6.00              5,553,972              5,525,257
        06-01-24                                             9.00              2,345,666              2,500,668
        02-01-25                                             8.50              2,249,598              2,344,126
        05-01-25                                             8.50              2,814,543              2,932,810
        09-01-25                                             6.50              4,897,774              4,935,928
        11-01-25                                             7.50              6,679,704              6,865,333
        02-01-26                                             7.00              7,894,648              8,042,515
        07-01-26                                             7.50              6,355,406              6,530,053
        02-01-27                                             7.50              6,944,307              7,133,123
        03-01-28                                             6.00             14,860,212             14,625,569
        04-01-28                                             6.00             19,942,270             19,626,517
    Collateralized Mtge Obligation
    Trust Series Z
        02-25-24                                             6.00              7,854,501(i)           7,328,092


 Govt Natl Mtge Assn
        12-01-08                                             7.00%           $13,714,645            $14,074,654
        05-15-24                                             7.00             19,741,748             20,180,409
 Merrill Lynch Mtge Investors
    Series 1995-C2 Cl E
        06-15-21                                             8.15              1,232,782(j,m)         1,201,770
    Series 1996-C2 Cl D
        12-21-28                                             6.96              7,500,000              7,647,150
 Total                                                                                              236,048,532

 Aerospace & defense (0.2%)
 BE Aerospace
    Sr Sub Nts Series B
        02-01-06                                             9.88              2,500,000              2,634,375
 L-3 Communications
    Sr Sub Nts Series B
        05-01-07                                            10.38                690,000                736,575
 Newport News Shipbuilding
    Sr Nts
        12-01-06                                             8.63              1,000,000              1,036,250
 Northrop-Grumman
        03-01-06                                             7.00              3,750,000              3,886,800
 Total                                                                                                8,294,000

 Airlines (0.2%)
 Continental Airlines
    Series 1974B
        01-02-17                                             6.90              5,000,000              5,199,500
    Series 1996A
        04-15-15                                             6.94              4,901,592              5,202,843
 Total                                                                                               10,402,343

 Automotive & related (0.1%)
 Arvin Capital
    Company Guaranty
        02-01-27                                             9.50              3,000,000              3,467,520
 MSX Intl
    Company Guaranty
        01-15-08                                            11.38              1,485,000              1,440,450
 Total                                                                                                4,907,970


 Banks and savings & loans (2.1%)
 Alfa-Russia Finance
    (U.S. Dollar) Medium-term Nts Bank Guaranty
        07-28-00                                            10.38              3,000,000(c)             150,000
 Banco General
    (U.S. Dollar)
        08-01-02                                             7.70              3,750,000(c,j)         3,549,488
 BankAmerica
    Sub Nts Series B
        12-31-26                                             7.70              3,700,000(j)           3,750,875

 Capital One Bank
        05-15-08                                             6.70%            $5,300,000             $5,359,519
 Corp Andina de Fomento
    (U.S. Dollar)
        02-01-03                                             7.10              5,200,000(c)           5,195,268
    Crestar Capital
    Company Guaranty
        12-15-26                                             8.16              7,000,000              7,643,300
 Cullen/Frost Capital
    Series A
        02-01-27                                             8.42              3,200,000              3,535,594
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                             7.75              8,500,000(c,j)         5,203,785
 Firstar Capital
    Company Guaranty Series B
        12-15-26                                             8.32              3,000,000              3,367,380
 Fleet Financial Group
    Sub Deb
        01-15-28                                             6.88              2,200,000              2,206,666
 Greenpoint Capital
    Company Guaranty
        06-01-27                                             9.10              2,000,000              2,295,940
 Mellon Capital
    Company Guaranty Series A
        12-01-26                                             7.72              1,800,000              1,871,910
 Morgan (JP)
    Sr Sub Medium-term Nts Series A
        02-15-12                                             4.00              5,000,000(m)           4,622,300
 Norwest
    Sr Medium-term Nts Series G
        09-15-02                                             6.38              5,800,000              5,970,636
 Provident Cos
        03-15-38                                             7.41              5,000,000              5,214,650
 Provident Trust
    Company Guaranty
        04-15-28                                             8.29              5,500,000(j)           5,855,519
 Riggs Natl
    Sub Nts
        02-01-06                                             8.50              4,900,000              5,016,375
 Union Planters Bank
    Sub Nts
        03-15-18                                             6.50             10,000,000              9,971,599
 Union Planters Capital
    Company Guaranty
        12-15-26                                             8.20              5,000,000              5,388,950
 US Capital
        02-01-27                                             8.41              3,000,000(j)           3,354,720
 Washington Mutual Capital
    Company Guaranty
        06-01-27                                             8.38              2,900,000              3,131,797
 Wilshire Financial Services
    Series B
        08-15-04                                            13.00              1,500,000              1,588,125
 Total                                                                                               94,244,396

 Building materials & construction (0.2%)
 Southdown
    Sr Sub Nts Series B
        03-01-06                                            10.00              1,400,000              1,520,750
 Tyco Intl Group
    (U.S. Dollar) Company Guaranty
        06-15-28                                             7.00              8,000,000(c)           8,150,480
 Total                                                                                                9,671,230


 Chemicals (0.1%)
 USA Waste Services
    Sr Nts
        10-01-07                                             7.13              4,500,000              4,778,955


 Commercial finance (0.0%)
 Netia Holdings
    (U.S. Dollar) Company Guaranty Series B
        11-01-07                                            10.25              1,600,000(c)           1,478,000


 Communications equipment & services (0.8%)
 Allegiance Telecom
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                            11.94              2,450,000(l)           1,084,125
 Celcaribe
    (U.S. Dollar)
        03-15-04                                            13.50              1,450,000(c,j)         2,617,250
 Facilicom Intl
    Sr Nts Series B
        01-15-08                                            10.50              1,000,000                962,500
 GST Telecom/GST Network Funding
    Zero Coupon Sr Disc Nts
        05-01-03                                            10.50              2,000,000(j,l)         1,160,000
 Iridium LLC/Capital
    Company Guaranty Series C
        07-15-05                                            11.25                630,000                516,600
 IXC Communications
    Sr Sub Nts
        04-15-08                                             9.00              2,000,000              1,820,000
 Jordan Telecommunications Products
    Sr Nts Series B
        08-01-07                                             9.88              4,600,000              4,462,000
    Zero Coupon Sr Disc Nts Series B
        08-01-00                                            11.74              2,000,000(l)           1,582,500
 KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
        02-15-03                                            12.68              2,800,000(l)           1,435,000
 Level 3 Communications
    Sr Nts
        05-01-08                                             9.13              4,500,000              4,027,500
 Microcell Telecommunications
    (Canadian Dollar) Zero Coupon Sr Disc Nts Series B
        10-15-02                                             5.98              3,040,000(c,l)         1,158,498

 MJD Communications
        05-01-08                                             9.50              1,000,000(j)           1,012,500
 NTL
    Zero Coupon Sr Nts
        04-01-03                                             9.78              3,825,000(j,l)         2,165,906
 PhoneTel Technologies
    Sr Nts
        12-15-06                                            12.00              3,000,000              3,007,500
 RCN
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                             9.80              2,400,000(l)           1,374,000
 TCI Telecommunications
    Sr Nts
        02-15-28                                             7.13              1,300,000              1,340,342
 Triton Communications
    Zero Coupon Sr Disc Sub Nts
        05-01-03                                            10.86              4,000,000(j,l)         2,155,000
 Vialog
    Company Guaranty
        11-15-01                                            12.75              5,000,000              5,062,500
 Total                                                                                               36,943,721

 Computers & office equipment (0.1%)
 Cooperative Computing
    Sr Sub Nts
        02-01-08                                             9.00              2,000,000(j)           1,780,000
 Learning
    Cv Sr Nts
        11-01-00                                             5.50              1,000,000                862,500
 Total                                                                                                2,642,500


 Electronics (0.2%)
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                             8.63              4,000,000(c,j)         2,745,000
 Prestolite Electric
    Company Guaranty
        02-01-08                                             9.63              6,000,000              6,037,500
 Total                                                                                                8,782,500


 Energy (0.7%)
 ESI Tractebel Acquisitions
        12-30-11                                             7.99              1,250,000(j)           1,268,375
 Forcenergy
    Sr Sub Nts
        11-01-06                                             9.50              1,000,000                938,750
 Honam Oil Refinery
    (U.S. Dollar)
        10-15-05                                             7.13              5,750,000(c,j)         4,295,193

 Lodestar Holdings
    (U.S. Dollar) Sr Nts
        05-15-05                                            11.50              5,000,000(c,j)         4,225,000
 Parker & Parsley Petroleum
    Sr Nts
        08-15-07                                             8.25              4,200,000              4,562,040
 Roil
    (U.S. Dollar)
        12-05-02                                            12.78              4,790,000(c,n)         1,437,000
 Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                             9.00              2,600,000(c,j)           468,000
 USX
        03-01-08                                             6.85             12,000,000             12,141,720
 Total                                                                                               29,336,078

 Energy equipment & services (0.3%)
 DI Inds
    Sr Nts
        07-01-07                                             8.88              1,500,000              1,327,500
 Foster Wheeler
        11-15-05                                             6.75              6,100,000              6,378,099
 Global Marine
        09-01-07                                             7.13              4,500,000              4,774,140
 Northern Offshore ASA
    (U.S. Dollar) Company Guaranty
        05-15-05                                            10.00              2,000,000(c,j)         1,700,000
    Pool Energy Services
    Sr Sub Nts
        04-01-08                                             8.63              1,000,000(j)             877,500
 Total                                                                                               15,057,239

 Financial services (0.8%)
 Airplanes GPA Cl D
    (U.S. Dollar) Series 1
        03-15-19                                            10.88              1,750,000(c)           2,030,525
 Arcadia Financial
    Sr Nts
        03-15-07                                            11.50              1,575,000              1,315,125
 Associates Corp of North America
    Sr Nts
        10-15-02                                             6.38             10,000,000             10,288,100
 Avco Financial Services
    Sr Nts
        07-15-99                                             7.25              4,750,000              4,826,238
 Bat-Crave-800
        08-12-00                                             6.68              5,000,000(j)           5,079,450
        08-12-00                                             6.86              3,000,000              3,047,580
 Salomon
    Sr Nts
        01-15-06                                             6.75              4,000,000              4,176,160
 Wilmington Trust
        05-01-08                                             6.63              3,200,000              3,323,296
 Total                                                                                               34,086,474


 Food (0.1%)
 Ameriserve Food Distributions
    Company Guaranty
        10-15-06                                             8.88%            $1,000,000               $933,750
        07-15-07                                            10.13              1,750,000              1,610,000
 Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                            10.00              1,200,000(c,j)           750,000
 Total                                                                                                3,293,750

 Furniture & appliances (0.1%)
 Interface
    Sr Sub Nts Series B
        11-15-05                                             9.50              1,500,000              1,573,125
 Lifestyle Furnishings
    Company Guaranty
        08-01-06                                            10.88              2,150,000              2,378,438
 Total                                                                                                3,951,563


 Health care (0.1%)
 Alaris Medical Systems
    Company Guaranty
        12-01-06                                             9.75              3,600,000              3,640,500
 Watson Pharmaceuticals
    Sr Nts
        05-15-08                                             7.13              2,550,000              2,602,352
 Total                                                                                                6,242,852


 Health care services (0.6%)
 Abbey Healthcare Group
    Sr Sub Nts
        11-01-02                                             9.50              2,000,000(d)           1,935,000
    Fountain View
    Sr Sub Nts
        04-15-08                                            11.25              2,150,000(j)           2,117,750
 Magellan Health Services
    Sr Sub Nts
        02-15-08                                             9.00              2,000,000(j)           1,620,000
 Manor Care
    Sr Nts
        06-15-06                                             7.50              6,000,000              6,513,540
 Owens & Minor
    Company Guaranty Sr Sub Nts
        06-01-06                                            10.88              1,200,000              1,266,000
 Oxford Health Plans
    Sr Nts
        05-15-05                                            11.00              1,125,000(j)             922,500
 Paracelsus Healthcare
    Sr Sub Nts
        08-15-06                                            10.00              1,000,000                960,000

 Physician Sales & Service
    Company Guaranty
        10-01-07                                             8.50              1,050,000              1,031,625
 Tenet Healthcare
    Sr Nts
        12-01-03                                             8.63              2,500,000              2,562,500
    Sr Sub Nts
        12-01-08                                             8.13              6,300,000(j)           6,206,634
 Total                                                                                               25,135,549

 Household products (0.1%)
 Revlon Consumer Products
    Sr Nts
        02-01-06                                             8.13              2,750,000              2,643,438


 Industrial equipment & services (0.5%)
 AGCO
    Sr Sub Nts
        03-15-06                                             8.50                800,000                783,000
 Alliance Imaging
    Sr Sub Nts
        12-15-05                                             9.63              2,000,000              2,007,500
 Case
        08-01-05                                             7.25              5,000,000              5,346,050
 Goss Graphic Systems
    Sr Sub Nts
        10-15-06                                            12.00              3,000,000              2,880,000
 Jorgensen (Earle M)
    Sr Nts
        04-01-05                                             9.50              1,225,000(j)           1,185,188
 Packaged Ice
    Sr Nts
        02-01-05                                             9.75              6,300,000(j)           6,237,000
 Terex
    Sr Sub Nts
        04-01-08                                             8.88              2,100,000(j)           1,997,625
 Total                                                                                               20,436,363


 Insurance (1.8%)
 American General Institute Capital
    Company Guaranty Series A
        12-01-45                                             7.57             14,350,000(j)          15,018,854
 American United Life Insurance
        03-30-26                                             7.75              2,500,000(j,n)         2,685,675
 Americo Life
    Sr Sub Nts
        06-01-05                                             9.25              1,600,000              1,622,000
 Arkwright CSN Trust
        08-15-26                                             9.63              3,000,000(j)           3,745,380
 Conseco Financing Trust
    Company Guaranty
        11-15-26                                             8.70              3,800,000              4,385,846

 Executive Risk Capital
    Company Guaranty Series B
        02-01-27                                             8.68              3,000,000              3,462,900
 Leucadia Natl
    Sr Sub Nts
        10-15-06                                             7.88              5,000,000              5,349,800
 Metropolitan Life Insurance
        11-01-25                                             7.80              6,900,000(j)           7,758,015
 Minnesota Mutual Life
        09-15-25                                             8.25              2,700,000(j)           3,230,928
 Nationwide CSN Trust
        02-15-25                                             9.88              9,000,000(j)          11,160,720
 New England Mutual
        02-15-24                                             7.88              2,000,000(j)           2,285,080
 Principal Mutual
        03-01-44                                             8.00              2,500,000(j)           2,807,375
 SAFECO Capital
    Company Guaranty
        07-15-37                                             8.07              5,000,000              5,502,450
 SunAmerica
        08-30-05                                             7.34              5,000,000              5,392,800
 Veritas Holdings
    (U.S. Dollar) Sr Nts
        12-15-03                                             9.63              2,386,000(c)           2,499,335
 Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                             8.38              3,750,000(c,j)         4,355,625
 Total                                                                                               81,262,783


 Leisure time & entertainment (0.7%)
 AMC Entertainment
    Sr Sub Nts
        03-15-09                                             9.50              2,000,000              1,972,500
 Lodgenet Entertainment
    Sr Nts
        12-15-06                                            10.25              2,000,000              2,037,500
 Premier Parks
    Sr Nts
        04-01-06                                             9.25              1,250,000(d)           1,187,500
    Zero Coupon Sr Disc Nts
        04-01-03                                            10.00              3,000,000(l)           1,770,000
 Regal Cinemas
    Sr Sub Nts
        06-01-08                                             9.50              3,000,000(j)           2,868,750
 Riviera Holdings
    Company Guaranty
        08-15-04                                            10.00              2,250,000              2,199,375
 SFX Entertainment
    Company Guaranty Series B
        02-01-08                                             9.13                945,000                902,475
 Time Warner
        02-01-24                                             7.57              5,900,000              6,195,000
    Sr Nts
        01-15-28                                             6.95              5,000,000              4,889,300

 Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
        05-01-06                                            11.25              1,000,000                862,500
 United Artists Theatres
    Series 1995A
        07-01-15                                             9.30              1,909,624              1,907,237
 Venetian Casino/LV Sands
    Company Guaranty
        11-15-04                                            12.25              2,410,000              2,428,075
 Total                                                                                               29,220,212


 Media (1.8%)
 Adelphia Communications
    Sr Nts Series B
        02-01-08                                             8.38              3,000,000              2,940,000
 Antenna TV
        08-01-07                                             9.00              3,000,000              2,928,750
 CBS
    Sr Nts
        05-20-05                                             7.15              5,000,000              5,135,650
 Central Euro Media
    (U.S. Dollar) Sr Nts
        08-15-04                                             9.38              3,675,000(c)           3,219,006
 Cox Communications
        11-15-15                                             7.25              5,000,000              5,304,000
        06-15-25                                             7.63              5,000,000              5,498,050
 CSC Holdings
    Sr Nts
        07-15-08                                             7.25              5,000,000              4,825,750
    Sr Sub Nts
        11-01-05                                             9.25              2,000,000              2,092,500
 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                            10.63              5,000,000(c,j)         3,390,150
 Grupo Televisa
    (U.S. Dollar) Sr Nts
        05-15-06                                            11.88              1,250,000(c)           1,125,000
 Lamar Advertising
    Company Guaranty
        12-01-06                                             9.63              1,100,000              1,146,750
 MDC Communications
    (U.S. Dollar) Sr Sub Nts
        12-01-06                                            10.50              1,350,000(c)           1,434,375
 Outdoor Systems
    Company Guaranty
        10-15-06                                             9.38              2,500,000              2,565,625
        06-15-07                                             8.88             10,000,000             10,200,000
 Rogers Cablesystems
    (Canadian Dollar)
        01-15-14                                             9.65              5,000,000(c)           3,340,815

 TCI Communications
        08-01-15                                             8.75              3,850,000              4,632,282
 Tele-Communications
        02-15-23                                             8.75              3,500,000              3,852,170
 Time Warner Entertainment
    Sr Nts
        07-15-33                                             8.38             10,000,000             11,725,000
 Viacom
    Sub Debs
        07-07-06                                             8.00              4,000,000              3,975,000
    Viacom Intl
    Sub Debs Series A
        07-01-03                                             7.00              2,000,000              2,000,160
 Total                                                                                               81,331,033


 Metals (0.3%)
 Grupo Minero Mexico
    (U.S. Dollar) Company Guaranty Series A
        04-01-08                                             8.25              4,750,000(c)           3,835,625
 Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                            10.13              3,000,000(c,j)         2,610,000
 NSM Steel
    Company Guaranty
        02-01-06                                            12.00              3,250,000              2,425,313
 P & L Coal Holdings
    Sr Nts
        05-15-08                                             8.88              3,000,000(j)           2,902,500
 Pen Holdings
    Sr Nts
        06-15-08                                             9.88              3,000,000(j)           2,951,250
 Total                                                                                               14,724,688

 Miscellaneous (2.0%)
 Adams Outdoor Advertising
    Sr Nts
        03-15-06                                            10.75              2,000,000              2,122,500
 AMSC Acquisition
    Company Guaranty Series B
        04-01-08                                            12.25              2,000,000              1,360,000
 APP Finance VI Mauritius
    (U.S. Dollar) Zero Coupon Cv
        11-18-12                                            10.48             85,000,000(c,k)        10,731,249
 Bistro Trust
    Sub Nts
        12-31-02                                             9.50             12,000,000(j)          12,143,879
 BTI Telecommunications
    Sr Nts
        09-15-07                                            10.50              1,000,000                975,000
 Chattem
    Company Guaranty Series B
        04-01-08                                             8.88              2,200,000              2,090,000
 Coty
    Sr Sub Nts
        05-01-05                                            10.25              1,500,000              1,644,375

 Delphes  2
    (U.S. Dollar)
        05-05-09                                             7.75              9,000,000(c,j)         8,055,000
 First Empire Capital
    Company Guaranty
        02-01-27                                             8.23              4,000,000              4,512,960
 Golden Sky Systems
    Sr Sub Nts
        08-01-06                                            12.38              1,500,000(j)           1,477,500
 Grant Geophysical
    Company Guaranty Series B
        02-15-08                                             9.75              1,925,000              1,758,969
 Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                             8.88              2,500,000(c,j)         2,318,750
    Guangdong Enterprises
    (U.S. Dollar) Sr Nts
        05-22-07                                             8.88              4,000,000(c,j)         1,960,240
 Jasmine Submarine Telecom
    (U.S. Dollar) Sr Nts
        05-30-11                                             8.48              1,775,260(c,j)         1,432,457
 JTM Inds
    Sr Sub Nts
        04-15-08                                            10.00              2,760,000(j)           2,742,750
 M & I Capital
    Company Guaranty
        12-01-26                                             7.65              5,700,000              6,212,373
 Murrin Murrin Holdings
    (U.S. Dollar) Sr Nts
        08-31-07                                             9.38              1,000,000(c)             835,000
 Norcal Waste Systems
    Company Guaranty Series B
        11-15-05                                            13.50              2,000,000              2,275,000
 Ormet
    Company Guaranty
        08-15-08                                            11.00              2,700,000(j)           2,625,750
 Oshkosh Truck
    Company Guaranty
        03-01-08                                             8.75              3,000,000              2,958,750
 Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                            11.00              1,125,000              1,196,719
 SC Intl
        09-01-07                                             9.25              1,950,000              1,974,375
 Stellex Inds
    Sr Sub Nts Series B
        11-01-07                                             9.50              1,350,000              1,297,688
 United Utilities
    (U.S. Dollar)
        04-01-08                                             6.45              5,000,000(c)           5,081,730
 Versatel Telecom
    (U.S. Dollar) Sr Nts
        05-15-08                                            13.25              2,700,000(c,j)         2,841,750
 Vesta Capital
        01-15-27                                             8.53              5,000,000(j)           5,044,650
 Total                                                                                               87,669,414


 Multi-industry conglomerates (0.7%)
 American Eco
    Company Guaranty
        05-15-08                                             9.63              4,000,000(j)           3,725,000
 Coltec Inds
    Sr Nts
        04-15-08                                             7.50              5,000,000(j)           4,918,750
 Crane
        06-15-99                                             7.25              2,000,000              2,027,460
 Hutchison Whampo Finance
    (U.S. Dollar) Company Guaranty
        08-01-27                                             7.50              1,250,000(c,j)           882,475
    (U.S. Dollar) Company Guaranty Series B
        08-01-17                                             7.45              1,275,000(c,j)           948,205
 Pierce Leahy
    Company Guaranty
        05-15-08                                             8.13              4,050,000(j)           3,766,500
    Sr Sub Nts
        07-15-06                                            11.13                812,000(j)             893,200
    Prime Succession
    Sr Sub Nts
        08-15-04                                            10.75              1,275,000              1,302,094
 USI American Holdings
    Sr Nts Series B
        12-01-06                                             7.25              3,350,000              3,447,686
 Westinghouse Electric
        06-01-01                                             8.88              9,750,000             10,357,035
 Total                                                                                               32,268,405


 Paper & packaging (0.5%)
 Ball
    Sr Sub Nts
        08-01-08                                             8.25              1,750,000              1,710,625
 Gaylord Container
    Sr Nts
        06-15-07                                             9.75              1,750,000              1,535,625
    Sr Nts Series B
        06-15-07                                             9.38              3,250,000              2,803,125
 Graham Packaging/GPC Capital
    Sr Sub Nts
        01-15-08                                             8.75              2,000,000(j)           1,900,000
 Owens-Illinois
    Sr Nts
        05-15-07                                             8.10              4,350,000              4,559,061
 Quno Corp
    (U.S. Dollar) Sr Nts
        05-15-05                                             9.13              2,500,000(c)           2,556,250
 Repap New Brunswick
    (U.S. Dollar) Sr Nts
        06-01-04                                             9.00              1,200,000(c,j)         1,125,000
        04-15-05                                            10.63              3,000,000(c)           2,602,500

 Riverwood Intl
    Company Guaranty Sr Nts
        04-01-06                                            10.25              2,000,000(d)           1,875,000
 Silgan Holdings
        06-01-09                                             9.00              1,650,000              1,670,625
 Total                                                                                               22,337,811


 Restaurants & lodging (0.2%)
 Extended Stay America
    Sr Sub Nts
        03-15-08                                             9.15              4,000,000              3,875,000
 Signature Resorts
    Sr Nts
        05-15-06                                             9.25              3,000,000              2,831,250
 Total                                                                                                6,706,250


 Retail (0.6%)
 Amazon.com
    Zero Coupon Sr Disc Nts
        05-01-03                                            10.00              2,900,000(j,l)         1,754,500
 CEX Holdings
    Sr Sub Nts
        06-01-08                                             9.63              3,000,000(j)           2,808,750
 Maxim Group
    Company Guaranty Series B
        10-15-07                                             9.25              2,500,000              2,534,375
 Meyer (Fred)
    Company Guaranty
        03-01-08                                             7.45              6,075,000              6,099,543
    Pep Boys - Manny, Moe & Jack
        06-01-05                                             7.00              4,200,000              4,398,828
 Pueblo Xtra Intl
    Sr Nts
        08-01-03                                             9.50              1,000,000                973,750
 United Stationers Supply
    Sr Sub Nts
        04-15-08                                             8.38              5,000,000(j)           4,881,250
 Wal-Mart CRAVE Trust
        07-17-06                                             7.00              4,283,401(j)           4,425,053
 Total                                                                                               27,876,049


 Textiles & apparel (0.2%)
 Galey & Lord
    Company Guaranty
        03-01-08                                             9.13              3,000,000              2,602,500
 Loomis Fargo
        01-15-04                                            10.00                500,000                481,250
 Steel Heddle Mfg
    Sr Sub Nts
        06-01-08                                            10.63              1,200,000(j)           1,177,500
 Westpoint Stevens
    Sr Nts
        06-15-08                                             7.88              3,250,000(j)           3,180,938
 Total                                                                                                7,442,188


 Transportation (0.4%)
 Atlas Air Series C
        01-02-10                                             8.01             10,000,000             10,131,800
 Enterprises Shipholding
    (U.S Dollar) Sr Nts
        05-01-08                                             8.88              3,250,000(c,j)         2,794,545
 Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                             9.75              5,120,000(c,j)         2,048,000
 Stena Line
    (U.S. Dollar) Sr Nts
        06-01-08                                            10.63              1,000,000(c)             991,250
 Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                            12.00              5,000,000(c,j)         3,250,000
 Total                                                                                               19,215,595


 Utilities -- electric (1.9%)
 Alabama Power
    1st Mtge
        12-01-24                                             9.00              2,200,000              2,408,824
 Arizona Public Service
    1st Mtge Sale Lease-backed Obligation
        12-30-15                                             8.00              3,600,000              4,011,948
 CalEnergy
    Sr Nts
        09-15-06                                             9.50              1,325,000              1,421,063
 Cleveland Electric Illuminating
        07-01-04                                             7.67              6,500,000              6,435,000
    1st Mtge Series B
        05-15-05                                             9.50              7,000,000              8,182,789
 CMS Energy
    Sr Nts
        05-15-02                                             8.13              5,000,000              5,217,700
        11-15-04                                             7.63              2,500,000              2,597,450
    Comp Paranaense De Energ
    (U.S. Dollar)
        05-02-05                                             9.75              2,000,000(c,j)         1,700,260
 Connecticut Light & Power
    1st Mtge Series C
        06-01-02                                             7.75              5,000,000              5,207,400
 El Paso Electric
    1st Mtge Series D
        02-01-06                                             8.90              2,750,000              2,963,125
 Espirito Santo - Escelsa
    (U.S. Dollar)
        07-15-07                                            10.00              4,400,000(c)           3,010,436
 Israel Electric
    (U.S. Dollar) Sr Nts
        12-15-06                                             7.25              2,700,000(c)           2,721,222
 Jersey Central Power & Light
    1st Mtge
        11-01-25                                             6.75              7,200,000              6,914,160


 Korea Electric Power
    (U.S. Dollar)
        12-01-03                                             6.38              4,000,000(c)           2,622,360
 Public Services Electric & Gas
    1st & Ref Mtge (AMBAC Insured)
        01-01-16                                             6.75              2,600,000(g)           2,672,150
 Salton Sea Funding
    Series C
        05-30-10                                             7.84              1,325,000              1,448,503
 Sithe Independence Funding
    Series A
        12-30-13                                             9.00              1,500,000              1,810,815
 Texas Utilities Electric
        08-01-07                                             7.17              5,000,000              5,296,300
 TU Electric Capital
    Company Guaranty
        01-30-37                                             8.18              5,000,000              5,115,550
 Virginia Electric & Power
        02-01-07                                             6.75              5,000,000              5,214,700
 Western Massachusetts Electric
    1st Mtge Series B
        07-01-01                                             7.38              2,750,000              2,818,008
 Wisconsin Electric Power
        12-01-95                                             6.88              2,800,000              2,902,900
 Total                                                                                               82,692,663

 Utilities -- gas (0.2%)
 Columbia Gas System
    Series E
        11-28-10                                             7.32              7,000,000              7,508,970


 Utilities -- telephone (1.0%)
 360 Communications
        04-01-09                                             7.60              3,000,000              3,273,390
 Airtouch Communications
        05-01-08                                             6.65             10,000,000             10,227,499
 Call-Net Enterprises
    (U.S. Dollar) Sr Nts
        08-15-08                                             8.00              1,750,000(c)           1,601,250
 Geotek Communications
    Zero Coupon Cv Sr Sub Nts
        02-15-01                                            12.00              1,655,000(b,k)             2,069
    Grupo Iusacell
    (U.S. Dollar)
        07-15-04                                            10.00              1,250,000(c)           1,018,750


 Hyperion Telecommunications
    Sr Nts Series B
        09-01-04                                            12.25              1,500,000              1,470,000
 Intermedia Communications
    Sr Nts Series B
        11-01-07                                             8.88              1,000,000                938,750
        06-01-08                                             8.60              3,000,000              2,835,000
 McLeod USA
    Sr Nts
        03-15-08                                             8.38              2,300,000              2,156,250
 Metrocall
    Sr Sub Nts
        11-01-07                                             9.75              1,000,000                920,000
 MetroNet Communications
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        06-15-08                                             4.92              2,300,000(c,j,k)       1,233,375
 Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                             7.85              1,500,000(c,j)         1,012,230
        03-06-17                                             8.35              1,500,000(c,j)           870,315
 Primus Telecommunications Group
    Sr Nts
        08-01-04                                            11.75              2,300,000              2,254,000
 Rogers Cantel
    (U.S. Dollar)
        06-01-08                                             9.38              2,800,000(c)           2,856,000
 U S WEST Communications
        11-10-26                                             7.20              5,000,000              5,102,950
 WorldCom
        04-01-07                                             7.75              4,000,000              4,327,240
    Sr Nts
        01-15-04                                             9.38              2,614,000              2,708,758
 Total                                                                                               44,807,826

 Total bonds
 (Cost: $1,613,538,296)                                                                         $1,591,824,138



 Short-term securities (6.3%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (0.7%)
 Federal Home Loan Mtge Corp Disc Nts
    09-04-98       5.48%   $14,100,000  $14,093,584
    09-04-98       5.50      8,600,000    8,596,080
    09-17-98       5.49      8,400,000    8,379,579
 Total                                   31,069,243


 Commercial paper (5.5%)
 ABB Treasury Center USA
    09-17-98       5.56      9,100,000(p) 9,077,715
 Abbott Laboratories
    09-28-98       5.52      7,400,000    7,369,475
 Barclays U.S. Funding
    09-29-98       5.52     15,000,000   14,935,833
 CAFCO
    09-10-98       5.56      4,900,000(p) 4,893,238
    09-17-98       5.55      8,000,000(p) 7,980,373
 Cargill
    09-16-98       5.51     15,000,000   14,965,625
 Ciesco LP
    10-15-98       5.58      8,000,000(p) 7,943,131
 Coca-Cola
    09-16-98       5.50      5,500,000    5,487,442
 CXC
    10-05-98       5.56      6,600,000(p) 6,565,592
 Deutsche Bank Financial
    10-23-98       5.56     14,200,000   14,081,016
 Fleet Funding
    10-14-98       5.56      2,500,000(p) 2,483,517
 General Electric Capital
    11-10-98       5.56      8,500,000    8,405,787
 Glaxo Wellcome
    09-22-98       5.53      8,500,000(p) 8,472,680
 Goldman Sachs Group
    10-13-98       5.56      1,700,000    1,689,032
 GTE Funding
    09-21-98       5.57      7,900,000    7,875,642
 Merrill Lynch
    10-16-98       5.56      3,900,000    3,873,090

 Motorola
    09-24-98       5.56      8,100,000    8,071,434
    11-10-98       5.55     10,000,000    9,866,044
 Natl Australia Funding (Delaware)
    09-15-98       5.55     11,400,000   11,375,572
 Natl Rural Utilities
    09-28-98       5.54      7,800,000    7,767,708
 Norwest
    09-18-98       5.52      6,600,000    6,582,858
 Paccar Financial
    09-03-98       5.55      9,100,000    9,097,204
    09-04-98       5.52      6,000,000    5,997,250
 Reed Elsevier
    09-22-98       5.56     10,000,000(p) 9,965,551
 Rohm & Haas
    09-29-98       5.56      6,600,000    6,571,613
 Siemens
    09-28-98       5.52     10,000,000    9,958,750
 SmithKline Beecham
    09-25-98       5.52      6,600,000    6,575,800
 U S WEST Communications
    10-29-98       5.57     11,950,000   11,840,707
 Xerox
    09-28-98       5.52     10,000,000    9,958,750
 Total                                  239,728,429

 Letter of credit (0.1%)
 First Chicago-
 Commed Fuel
    10-23-98       5.60      5,800,000    5,750,466


 Total short-term securities
 (Cost: $276,596,532)                  $276,548,138


 Total investments in securities
 (Cost: $3,871,789,904)(q)           $4,332,663,001

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 1998, the value of foreign securities represented 8.9% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Negligible market value.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

AMBAC   --   American Municipal Bond Association Corporation

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(j)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(n) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1998, is as follows:

Security                              Acquisition                   Cost
                                            dates
American United Life Insurance*
    7.75% 2026                           02-13-96             $2,500,000

Roil
    (U.S. Dollar) 12.78% 2002            05-15-98              4,646,300

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(o) At Aug. 31, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $16,927,149.

(p) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(q) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $3,871,868,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.......................................$755,308,074
Unrealized depreciation.......................................(294,513,180)
Net unrealized appreciation...................................$460,794,894

     (This annual report is not part of the prospectus.)


      Investments in securities

      Retirement Annuity Mutual Funds
      Moneyshare Fund
      Aug. 31, 1998

                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
             purchase

 Certificates of deposit (4.1%)
 Bank of Montreal Yankee
      05-10-99     5.75%    $1,000,000     $999,671
 Canadian Imperial Bank Yankee
      09-02-98     5.58      5,000,000    4,999,999
      10-14-98     5.57      5,000,000    5,000,000
      04-01-99     5.75      1,500,000    1,499,571
 Credit Agricole Yankee
      05-19-99     5.75      1,000,000      999,437
 U.S. Bank Minneapolis
      10-21-98     5.62      3,100,000    3,100,000
      04-23-99     5.80      1,000,000    1,000,000


 Total certificates of deposit
 (Cost: $17,598,678)                    $17,598,678


 Commercial paper (83.6%)

 Automotive & related (4.5%)
 Daimler-Benz
      11-06-98     5.59      5,400,000    5,345,550
      11-16-98     5.58      4,300,000    4,250,254
 Ford Motor Credit
      10-21-98     5.56      4,900,000    4,862,501
 Toyota Motor Credit
      10-09-98     5.55      5,000,000    4,970,972
 Total                                   19,429,277

 Banks and savings & loans (13.0%)
 Bank of America
      10-22-98     6.00      2,000,000    1,999,866
      02-26-99     5.67      1,000,000      999,813
 BBV Finance (Delaware)
      01-20-99     5.60      8,400,000    8,220,037
 Commerzbank U.S. Finance
      09-14-98     5.52      4,500,000    4,491,063
      10-16-98     5.57      8,400,000    8,342,250
      10-20-98     5.53      3,200,000    3,176,088
 Deutsche Bank Financial
      10-16-98     5.57      4,300,000    4,270,330
 Natl Australia Funding (Delaware)
      09-15-98     5.58      8,000,000    7,982,873
 NBD Bank Canada
      10-16-98     5.58      8,900,000    8,838,701
 Westpac Capital
      11-30-98     5.60      7,300,000    7,199,625
 Total                                   55,520,646

 Broker dealers (1.1%)
 UBS Finance (Delaware)
      09-14-98     5.54      4,900,000    4,890,233

 Chemicals (2.5%)
 Rohm & Haas
      10-20-98     5.58     10,600,000   10,520,214

 Commercial finance (9.4%)
 CAFCO
      10-21-98     5.58      5,000,000(b) 4,961,667
      11-09-98     5.58      7,300,000(b) 7,223,046
 Ciesco LP
      11-13-98     5.58      9,200,000(b) 9,097,208
 New Center Asset Trust
      09-03-98     5.59      4,400,000    4,398,658
      10-27-98     5.58     10,400,000   10,310,860
      11-18-98     5.58      4,300,000    4,248,665
 Total                                   40,240,104

 Communications equipment & services (1.5%)
 US WEST Communications
      10-29-98     5.57      6,500,000    6,442,298

 Electronics (2.3%)
 Siemens
      09-28-98     5.52     10,000,000    9,958,750

 Energy (1.2%)
 Chevron Transport
      11-13-98     5.51      5,000,000(b) 4,944,135

 Financial services (18.0%)
 Associates Corp North America
      09-16-98     5.52      5,300,000    5,287,854
 Barclays U.S. Funding
      09-29-98     5.52      5,600,000    5,576,044
 Bear Stearns
      10-02-98     5.58      5,500,000    5,473,904
      11-19-98     5.61      6,100,000    6,026,376
 Delaware Funding
      09-10-98     5.58      5,500,000(b) 5,492,369
 Household Finance
      10-08-98     5.56      5,000,000    4,971,633
 Merrill Lynch
      09-04-98     5.60      5,000,000    4,997,728
      09-18-98     5.59      5,000,000    4,987,156
      10-07-98     5.56      3,300,000    3,281,784
      11-20-98     5.67      1,000,000      987,800
      11-27-98     5.59      2,000,000(c) 2,000,000
      01-19-99     5.60      1,000,000(c) 1,000,000
      01-25-99     5.60      2,000,000(c) 2,000,000
 Morgan Stanley Dean Witter
      11-25-98     5.61      1,000,000(c) 1,000,000
 Morgan Stanley, Dean Witter, Discover & Co
      09-04-98     5.58      5,000,000    4,997,696

 Paccar Financial
      09-04-98     5.52      7,000,000    6,996,792
      09-10-98     5.54        800,000      798,896
 Salomon Smith Barney
      10-16-98     5.58     11,200,000   11,123,000
 Total                                   76,999,032


 Health care (1.2%)
 SmithKline Beecham
      09-25-98     5.52      5,000,000    4,981,667

 Industrial equipment & services (1.2%)
 ABB Treasury Center USA
      10-28-98     5.54      5,000,000(b) 4,956,538

 Insurance (1.4%)
 American General Finance
      11-12-98     5.60      6,000,000(b) 5,933,880

 Media (6.3%)
 Gannett
      09-11-98     5.52      4,000,000(b) 3,993,889
 Reed Elsevier
      09-22-98     5.53      5,100,000(b) 5,083,608
      09-22-98     5.56      5,000,000(b) 4,983,931
      10-19-98     5.58      2,800,000(b) 2,779,467
      11-02-98     5.58     10,000,000(b) 9,905,105
 Total                                   26,746,000

 Metals (1.6%)
 Alcoa Aluminum Co of America
      11-05-98     5.58      5,000,000    4,950,347
      11-12-98     5.60      2,100,000    2,076,858
 Total                                    7,027,205

 Miscellaneous (8.8%)
 CXC
      10-01-98     5.56      5,000,000(b) 4,977,000
      10-07-98     5.59      5,000,000(b) 4,972,350
      10-13-98     5.58      6,200,000(b) 6,160,217
      10-28-98     5.60      3,800,000(b) 3,766,728
 Fleet Funding
      10-09-98     5.55      7,900,000(b) 7,853,969
      10-09-98     5.57      5,000,000(b) 4,970,814
      10-09-98     5.58      4,900,000(b) 4,871,294
 Total                                   37,572,372


 Multi-industry conglomerates (1.4%)
 General Electric Capital
      09-25-98     5.62      2,000,000    1,992,667
      10-15-98     5.60      4,000,000    3,972,915
 Total                                    5,965,582

 Utilities -- electric (6.5%)
 Alabama Power
      10-27-98     5.58     13,600,000   13,483,644
 Duke Energy
      11-05-98     5.58      8,000,000    7,920,412
      11-06-98     5.58      6,500,000    6,434,339
 Total                                   27,838,395

 Utilities -- telephone (1.8%)
 GTE Funding
      09-09-98     5.54      7,900,000    7,890,309

 Total commercial paper
 (Cost: $357,856,637)                  $357,856,637


 Letters of credit (9.1%)

 Credit Agricole-
  Louis Dreyfus
      09-16-98     5.56      5,000,000    4,988,417
      10-09-98     5.54      8,000,000    7,953,218
 Dresdner Bank-
 ContiFinancial
      09-01-98     5.57      5,000,000    5,000,000
      09-03-98     5.52      6,100,000    6,098,129
 First Chicago-
 Commed Fuel
      10-26-98     5.59      5,000,000    4,957,910
 Toronto Dominion Bank-
  Presbyterian Healthcare Services
      09-16-98     5.53      5,000,000    4,988,479
 Union Bank Switzerland-
  River Fuel Trust
      09-04-98     5.58      5,000,000(b) 4,997,675


 Total letters of credit
 (Cost: $38,983,828)                    $38,983,828


 Total investments in securities
 (Cost: $414,439,143)(d)               $414,439,143

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 1998.

     (This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      International Equity Fund
      Aug. 31, 1998

                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)

 Common stocks (89.2%)
Issuer                       Shares       Value(a)

 Brazil (0.3%)
            Energy (0.2%)
 Petroleo Brasileiro ADR     105,860(b,c)$1,106,312


 Utilities -- electric (0.1%)
 Centrais Eletricas
    Brasileiras ADR           41,400(b)     302,510

 Canada (5.1%)

 Banks and savings & loans (1.1%)
 Toronto-Dominion Bank       837,200     21,295,560


 Communications equipment & services (2.0%)
 Newbridge Networks          214,600(b)   4,013,954
 Northern Telecom            748,000     35,717,000
 Total                                   39,730,954


 Energy (1.0%)
 Petro-Canada              2,038,300     19,418,546


 Multi-industry conglomerates (1.0%)
 Bombardier Cl B           1,977,600     21,163,900


 France (16.9%)

 Banks and savings & loans (4.9%)
 Banque Natl de Paris      1,505,931     99,739,768


 Communications equipment & services (2.8%)
 Alcatel Alsthom             347,195     56,236,632


 Energy (2.3%)
 Total Petroleum Cl B        474,936     46,236,966


 Household products (3.4%)
 Rhone-Poulenc Cl A        1,434,084     69,101,624


 Leisure time & entertainment (2.0%)
 Accor178,153             41,154,073


 Utilities -- electric (1.5%)
 Suez Lyonnaise des Eaux     187,756(b)  30,952,984


 Germany (9.7%)

 Banks and savings & loans (3.7%)
 Bayerische Vereinsbank      980,990    $75,025,232


 Industrial equipment & services (5.0%)
 Mannesmann                1,120,210    101,278,522


 Multi-industry conglomerates (1.0%)
 Viag                         31,458(b)  19,765,782


 Italy (14.3%)

 Banks and savings & loans (8.9%)
 Banca Intesa             10,662,896(c)  50,533,597
 Credito Italiano         12,552,100     60,460,955
 Instituto Bancario
    San Paolo di Torino    4,600,714     67,871,573
 Total                                  178,866,125


 Utilities -- telephone (5.4%)
 Telecom Italia           11,760,400     58,677,339
 Telecom Italia (New)      6,654,586     51,515,812
 Total                                  110,193,151


 Japan (6.2%)

 Building materials & construction (0.5%)
 Daiwa House Inds          1,350,000(b)  10,828,350


 Computers & office equipment (0.9%)
 Fujitsu                   1,840,000(c)  18,676,920


 Electronics (2.4%)
 Fujikura                  2,290,000(c)   7,883,554
 Matsushita Communication
    Industrial               240,000(b)   8,091,984
 Rohm 226,000             23,100,522
 Tokyo Electron              435,000     10,035,146
 Total                                   49,111,206

 Financial services (0.6%)
 Sumitomo Realty &
    Development            3,941,000     12,028,720

 Health care (0.6%)
 Takeda Chemical Inds        460,000(b)  12,048,550


 Media (1.2%)

 Sony                      330,000       24,150,357

 Mexico (0.3%)

 Beverages & tobacco (0.3%)
 Fomento Economico
    Mexicano ADR             245,000(e)  $4,195,625
 Panamerican Beverages Cl A  180,000      2,868,750
 Total                                    7,064,375

 Financial services (--%)
 Grupo Financiero
    Bancomer Cl B          4,884,800        612,593

 Netherlands (6.0%)

 Industrial equipment & services (1.9%)
 Philips Electronics         590,833     38,645,559


 Insurance (4.1%)
 ING Groep                 1,417,657(c)  83,725,688


  Russia (--%)

 Utilities -- electric
 Mosenergo ADR               478,692(b,c)   658,202


 Singapore (0.6%)

 Building materials & construction
 Singapore Technologies
    Engineering           13,566,000     11,783,428

 Spain (2.3%)

 Banks and savings & loans
 Argentaria                2,411,012     46,350,018


 Sweden (0.9%)

 Banks and savings & loans
 Nordbanken Holding        3,183,828     19,024,964


 Switzerland (8.6%)

 Banks and savings & loans (5.2%)
 Credit Suisse Group         188,892     33,206,741
 UBS  227,059             73,534,374
 Total                                  106,741,115


 Health care (3.4%)
 Novartis                     44,345    $69,162,209


 United Kingdom (17.7%)

 Health care (1.8%)
 SmithKline Beecham        3,108,985     36,715,559


 Household products (1.2%)
 Unilever                  2,580,482     24,223,759


 Industrial equipment & services (0.4%)
 Hays PLC                    618,000(b)   8,132,262


 Multi-industry conglomerates (4.4%)
 General Electric          8,040,371     52,429,650
 Williams                  6,173,405(b)  36,374,937
 Total                                   88,804,587


 Retail (2.5%)
 Great Universal Stores    4,172,385     50,497,959


 Utilities -- telephone (7.4%)
 Cable & Wireless
    Communications         2,402,430(b)  21,142,827
 Orange                    6,443,730(b)  76,907,851
 Vodafone                  3,827,015(b)  53,278,555
 Total                                  151,329,233


 Total common stocks
 (Cost: $1,543,227,345)              $1,801,884,254




 Banca Intesa
    Warrants              10,662,896    $10,547,737
 Henkel KGaA                 643,000     51,552,589

 Total preferred stock & other
 (Cost: $33,356,949)                    $62,100,326


 Short-term securities (10.6%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (3.1%)
 Federal Home Loan Mtge Corp Disc Nts
    09-03-98       5.49%   $12,800,000  $12,796,110
    09-04-98       5.50     14,600,000   14,593,345
    09-17-98       5.49     13,200,000   13,167,909
    09-21-98       5.48      7,600,000    7,576,947
 Federal Natl Mtge Assn Disc Nt
    09-14-98       5.47     15,000,000   14,970,425
 Total                                   63,104,736

 Commercial paper (7.1%)
 Abbott Laboratories
    09-28-98       5.52      5,700,000    5,676,487
 AIG Funding
    10-08-98       5.57      3,600,000    3,578,883
 Associates Corp North America
    09-01-98       5.84     11,800,000   11,799,999
 Barclays U.S. Funding
    09-29-98       5.52     10,000,000    9,957,222
 BellSouth Capital Funding
    09-25-98       5.53      2,800,000(d) 2,789,733
 CAFCO
    09-17-98       5.55      4,800,000(d) 4,788,224
 Cargill
    09-16-98       5.51     10,000,000    9,977,083
 Ciesco LP
    10-15-98       5.58      8,600,000(d) 8,538,866
 Colgate-Palmolive
    09-28-98       5.53      6,200,000(d) 6,174,425
 CXC
    10-07-98       5.56      4,700,000    4,674,009
 Fleet Funding
    10-09-98       5.55      8,100,000(d) 8,052,804
    10-13-98       5.56      6,000,000(d) 5,961,360
 GTE Funding
    09-03-98       5.56      1,400,000    1,399,568

 Heinz (HJ)
    09-23-98       5.56%   $12,400,000  $12,358,171
 Intl Lease Finance
    10-14-98       5.57      6,800,000    6,735,243
 Merrill Lynch
    10-16-98       5.56      2,400,000    2,383,440
 Motorola
    09-24-98       5.56      5,600,000    5,580,215
 Natl Rural Utilities
    10-27-98       5.58      5,000,000    4,935,717
 Paccar Financial
    09-10-98       5.54        700,000      699,034
 Reed Elsevier
    09-22-98       5.53      7,000,000(d) 6,977,501
    09-25-98       5.53      3,500,000(d) 3,487,143
 SmithKline Beecham
    09-25-98       5.52      7,000,000    6,974,334
 Toyota Motor Credit
    09-21-98       5.53      4,800,000    4,785,307
 Xerox
    09-28-98       5.52      5,000,000    4,979,375
 Total                                  143,264,143


  Letter of credit (0.4%)
  First Chicago-
  Commed Fuel
    10-06-98       5.55      8,240,000    8,195,859


 Total short-term securities
 (Cost: $214,610,236)                  $214,564,738


 Total investments in securities
 (Cost: $1,791,194,530)(f)          $ 2,078,549,318

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 1998 are as follows:

Issuer                            Beginning      Purchase         Sales         Ending   Dividend      Value(a)
                                       cost          cost          cost           cost     income
Fomento Economico
    Mexicano ADR*               $6,730,104            $--           $--    $6,730,104    $78,882     $4,195,625

*Issuer was not an affiliate for the entire year ended Aug. 31, 1998.

(f) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $1,791,194,530 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$414,801,370
Unrealized depreciation......................................(127,446,582)
Net unrealized appreciation..................................$287,354,788

     (This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      Aggressive Growth Fund
      Aug. 31, 1998

                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)


 Common stocks (78.1%)
Issuer                       Shares       Value(a)

 Aerospace & defense (0.3%)
 Hexcel                    452,600(b)    $4,384,563
 Howmet Intl               108,500(b)     1,085,000
 Total                                    5,469,563


 Airlines (0.6%)

 Comair Holdings           500,000       12,718,750


 Automotive & related (2.1%)
 Central Parking           320,000       13,220,000
 Danaher                   400,000       14,500,000
 Federal-Mogul             250,000       13,343,750
 Total                                   41,063,750

 Banks and savings & loans (1.2%)
 Astoria Financial         270,000        9,720,000
 Creditrust                260,000(b)     3,786,250
 Washington Mutual         300,000        9,600,000
 Total                                   23,106,250

 Beverages & tobacco (0.2%)
 Whitman                   200,000        3,100,000


 Building materials & construction (0.5%)
 Cemex Cl B                600,000(b)     1,447,705
 Consolidated Capital      585,000(b)     7,531,875
 Total                                    8,979,580


 Chemicals (0.4%)
 Allied Waste Inds         400,000(b)     7,600,000


 Commercial finance (0.8%)

 Finova Group              350,000       15,618,750


 Communications equipment & services (2.5%)
 Advanced Fibre
      Communications       850,000(b)     6,056,250
 American Tower Cl A       750,000(b)    11,812,500
 Ascend Communications     250,000(b)     8,750,000
 Aspect Telecommunications 420,000(b)    10,001,250
 Northern Telecom          126,540(c)     6,042,285
 PairGain Technologies     700,000(b)     6,168,750
 Total                                   48,831,035

 Computers & office equipment (22.6%)
 ABR Information Services  300,000(b)     4,350,000
 American Management
      Systems              660,000(b)    17,655,000
 At Home Corp Series A     100,000(b)     2,850,000
 BMC Software              380,000(b)    16,078,750
 Cisco Systems             225,000(b)    18,421,875
 Compuware                 450,000(b)    20,446,875
 E*TRADE Group             450,000(b)    $7,481,250
 Echelon                   750,000(b)     3,750,000
 Edwards (JD) & Co         500,000(b)    20,250,000
 Electronic Arts           380,000(b)    14,487,500
 Envoy100,000(b)         2,175,000
 Fiserv                    475,000(b)    18,525,000
 FORE Systems              700,000(b)    12,075,000
 Intuit                    325,000(b)    11,110,938
 JDA Software Group        550,000(b)     6,600,000
 Keane290,000(b)        12,180,000
 Legato Systems            710,000(b)    24,938,750
 Manhattan Associates      300,000(b)     3,375,000
 Maxtor                  1,800,000(b)    12,262,500
 Mercury Interactive       425,000(b)    14,290,625
 Metzler Group             610,000(b)    17,080,000
 MicroStrategy              80,000(b)     2,335,000
 Network Associates        923,625(b)    29,786,905
 Parametric Technology     500,000(b)     5,125,000
 PeopleSoft                400,000(b)    11,250,000
 Pervasive Software        412,500(b)     3,196,875
 Platinum Software         275,000(b)     3,300,000
 Policy Management
      Systems              560,000(b)    23,380,000
 PSINet                    400,000(b)     4,200,000
 Rational Software         425,000(b)     4,728,125
 Renaissance Worldwide     925,000(b)     9,250,000
 Safeguard Scientifics     400,000(b)     9,650,000
 Secure Computing        1,100,000(b,f)   7,012,500
 Software.net              315,000(b)     2,716,875
 Spyglass                  130,000(b)     1,381,250
 Sterling Commerce         450,000(b)    14,850,000
 SunGard Data Systems      500,000(b)    15,843,750
 Systems & Computer
      Technology           750,000(b)    10,218,750
 Visio                     365,000(b)     7,665,000
 Whittman-Hart             850,000(b)    15,937,500
 Xylan                     325,000(b,d)   4,956,250
 Total                                  447,167,843



 Electronics (1.7%)
 Maxim Integrated Products 200,000(b)     5,500,000
 Micron Electronics        200,000(b)     2,350,000
 Micron Technology         400,000(b)     9,100,000
 SLI                       498,500(b)     6,854,375
 Uniphase                  240,000(b)     9,585,000
 Total                                   33,389,375

 Energy (0.3%)
 Tesoro Petroleum          434,950(b)     5,599,981


 Energy equipment & services (0.1%)
 Varco Intl                340,800(b)     2,428,200


 Financial services (1.6%)
 CIT Group Cl A            500,000       12,843,750
 CMAC Investment           109,700        4,223,450
 Heller Financial          446,000        8,808,500
 Knight/Trimark Group Cl A 750,000        4,968,750
 Total                                   30,844,450


 Furniture & appliances (0.4%)
 Ethan Allen Interiors     238,500        7,751,250


 Health care (5.6%)
 ALZA                      150,000(b)     5,400,000
 Arterial Vascular
      Engineering          400,000(b)    14,000,000
 Dura Pharmaceuticals      525,000(b)     8,662,500
 Elan ADR                  400,000(b,c,d)23,500,000
 Guidant                   170,000       10,497,500
 Horizon Medical Products  127,500(b)       892,500
 Sofamor Danek Group       160,000(b)    13,350,000
 Watson Pharmaceuticals    775,000(b)    34,923,438
 Total                                  111,225,938

            Health care services (5.1%)
 HBO & Co                2,519,000       53,528,750
 Health Management
      Associates Cl A    1,350,000(b)    24,384,375
 Health Management
      Systems            1,250,000(b,f)   8,125,000
 Sunrise Assisted Living   425,000(b)    11,209,375
 Total Renal Care Holdings 200,000(b)     3,800,000
 Total                                  101,047,500

 Household products (1.7%)
 ServiceMaster             712,500       14,917,969
 Steiner Leisure           840,000(b,c,f)18,480,000
 Total                                   33,397,969


 Industrial equipment & services (1.4%)
 Catalytica                670,000(b)     6,909,375
 Iron Mountain             540,000(b)    12,690,000
 Terex                     450,000(b)     7,087,500
 Total                                   26,686,875

 Insurance (2.4%)
 ACE                       300,000(c)     8,700,000
 Nationwide Financial
      Services Cl A        250,000       11,171,875
 Protective Life           300,000        9,262,500
 SunAmerica                300,000       18,581,250
 Total                                   47,715,625

 Leisure time & entertainment (1.8%)
 Harley-Davidson           460,000       14,173,750
 SFX Entertainment Cl A    370,000(b)    11,608,750

 SportsLine USA            200,000(b)     3,975,000
 Travel Services Intl      280,000(b)     6,090,000
 Total                                   35,847,500

 Media (8.9%)

 Capstar Broadcasting Cl A 490,900(b)     8,314,619
 CBS                       447,000       11,622,000
 Chancellor Media          675,000(b)    24,089,062
 Clear Channel
      Communications       350,000(b)    15,750,000
 Getty Images              300,000(b)     4,237,500
 Jacor Communications      300,000(b)    17,700,000
 Outdoor Systems         2,025,000(b)    47,081,249
 Sinclair Broadcast
      Group Cl A           769,500       12,360,094
 Snyder Communications     600,000(b)    18,075,000
 Univision Communications
      Cl A                  17,600(b)       468,600
 Young & Rubicam           525,000(b)    16,045,313
 Total                                  175,743,437


 Miscellaneous (0.9%)
 24/7 Media                220,000(b)     1,485,000
 Convergys                 300,000(b)     3,731,250
 Crown Castle Intl         700,000(b)     5,687,500
 Cumulus Media Cl A        600,000(b)     6,300,000
 SOFTWORKS                  40,000(b)       170,000
 Total                                   17,373,750

 Multi-industry conglomerates (4.4%)
 AccuStaff                 162,400(b)     2,030,000
 Apollo Group Cl A         475,000(b)    14,428,125
 Global Imaging Systems    600,000(b)     6,225,000
 Interim Services          700,000(b)    14,350,000
 Mail-Well                 300,000(b)     4,987,500
 Robert Half Intl          275,000(b)    13,200,000
 Tyco Intl                 440,000(c)    24,420,000
 Veterinary Centers of
      America              420,000(b)     6,930,000
 Total                                   86,570,625

 Restaurants & lodging (0.2%)
 Silverleaf Resorts        392,700(b)     3,190,688


 Retail (7.0%)

 Barnes & Noble            200,000(b)     5,412,500
 Consolidated Stores       400,000(b)    12,600,000
 Costco Cos                400,000(b)    18,825,000
 Dollar General            130,300        3,501,813
 Dollar Tree Stores        100,000(b)     2,900,000
 Kohl's                    450,000(b)    20,446,875
 Office Depot              749,200(b)    19,104,600
 Rexall Sundown            450,000(b,d)   8,212,500
 Rite Aid                  500,000       18,093,750
 Safeway                   500,000(b)    19,687,500
 Staples                   375,000(b)    10,171,875
 Total                                  138,956,413

 Textiles & apparel (0.8%)
 Abercrombie & Fitch       300,000(b)   $12,900,000
 Steve Madden              570,000(b)     3,811,875
 Total                                   16,711,875


 Transportation (0.2%)
 Coach USA                 185,300(b)     4,875,706


 Utilities -- telephone (2.5%)
 COLT Telecom Group ADR     65,000(b,c)   9,360,000
 MGC Communications        377,500(b)     3,255,938
 Orbital Sciences          380,000(b)     7,125,000
 STAR Telecommunications   676,600(b)     7,104,300
 WorldCom                  550,000(b)    22,515,624
 Total                                   49,360,862

 Total common stocks
 (Cost: $1,633,433,710)              $1,542,373,540



 Preferred stocks (1.9%)
Issuer                       Shares       Value(a)

 Federal-Mogul Finance Trust
    7.00% Cm Cv               69,000     $4,381,500
 Intermedia Communications
    7.00% Cv                 452,000      8,983,500
 SBH-Cincinnati Bell         216,200     10,242,475
    6.25% Cv
 Suiza Capital
    5.50% Cm Cv              302,500(g)  13,083,125


            Total preferred stocks
 (Cost: $45,950,203)                    $36,690,600



Bonds (0.9%)

 Bea Systems
    Cv Sub Nts
      06-15-05                                               4.00%           $10,000,000(g)          $8,300,000
 Continucare
    Cv Sr Sub Nts
      10-31-02                                               8.00              4,000,000(c)           2,445,000
 Financial Federal
    Cv Sub Nts
      05-01-05                                               4.50              9,500,000(g)           7,647,500

 Total bonds
 (Cost: $23,365,739)                                                                               $18,392,500


 Short-term securities (15.1%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (2.5%)
 Federal Home Loan Mtge Corp Disc Nts
    09-04-98       5.48%    $3,700,000   $3,698,317
    09-08-98       5.49     15,000,000   14,984,045
    10-02-98       5.46     30,000,000   29,859,466
 Total                                   48,541,828


 Commercial paper (12.6%)
 Ameritech Capital Funding
    09-11-98       5.52      9,000,000(e) 8,986,250
 Barclays U.S. Funding
    09-08-98       5.55      9,100,000    9,090,180
 CAFCO
    09-17-98       5.55      5,000,000(e) 4,987,733
    10-21-98       5.57      4,700,000(e) 4,661,957
 Ciesco LP
    10-06-98       5.55      8,000,000    7,957,222
 Coca-Cola
    09-16-98       5.50     12,000,000   11,972,600
 CXC
    10-15-98       5.56      4,000,000(e) 3,973,013
 Delaware Funding
    09-18-98       5.57      7,700,000(e) 7,679,929
 Deutsche Bank Financial
    10-19-98       5.57      5,000,000    4,961,977
    10-21-98       5.56      6,000,000    5,952,386
    10-23-98       5.56     15,400,000   15,270,959
 Fleet Funding
    10-15-98       5.55      3,500,000(e) 3,476,429
 Ford Motor Credit
    10-14-98       5.55      5,300,000    5,261,722
    10-21-98       5.56     10,000,000    9,917,637
 Gannett
    09-08-98       5.52     10,000,000(e) 9,989,306
 Goldman Sachs Group
    10-13-98       5.56     10,300,000   10,233,547
 GTE Funding
    09-02-98       5.52      6,000,000    5,999,082
    09-09-98       5.54      2,100,000    2,097,424
    09-16-98       5.54      4,000,000    3,990,800

 Heinz (HJ)
    10-02-98       5.53     10,200,000   10,151,780
 Merrill Lynch
    10-07-98       5.56      5,100,000    5,071,848
 Natl Australia Funding (Delaware)
    09-10-98       5.52      7,100,000    7,090,237
    09-15-98       5.56      9,200,000    9,180,144
 Natl Rural Utilities
    09-28-98       5.54     12,900,000   12,846,593
 New Center Asset Trust
    10-13-98       5.55     10,000,000    9,935,716
    11-13-98       5.57      3,900,000    3,854,946
 Norwest
    09-18-98       5.52     12,200,000   12,168,314
 Paccar Financial
    09-04-98       5.52      8,000,000    7,996,333
 Pacific Life Insurance
    09-10-98       5.52      9,100,000    9,087,488
 Proctor & Gamble
    09-25-98       5.53      4,400,000    4,383,867
 Siemens
    09-28-98       5.52      3,300,000    3,286,388
 USAA Capital
    10-09-98       5.53      7,000,000    6,959,362
 Xerox Credit
    09-10-98       5.53      5,000,000    4,993,113
    09-11-98       5.52      7,000,000    6,989,305
 Total                                  250,455,587


 Total short-term securities
 (Cost: $299,019,594)                  $298,997,415


 Total investments in securities
 (Cost: $2,001,769,246)(h)           $1,896,454,055

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 1998, the value of foreign securities represented 4.7% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 1998 are as follows:

Issuer                    Beginning        Purchase          Sales           Ending    Dividend        Value(a)
                               cost            cost           cost             cost      income
Health Management
    Systems*           $         --     $13,565,943    $        --      $13,565,943        $--     $  8,125,000

Secure Computing*                --      12,952,228             --       12,952,228         --        7,012,500

Steiner Leisure           7,506,250              --      1,191,667        6,314,583         --       18,480,000

Total                    $7,506,250     $26,518,171     $1,191,667      $32,832,754        $--      $33,617,500

*Issuer was not an affiliate for the entire year ended Aug. 31, 1998.

(g)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(h) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $2,006,686,237 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..............................$ 258,004,512
Unrealized depreciation...............................(368,236,694)
Net unrealized depreciation..........................$(110,232,182)

     (This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Global Yield Fund
      Aug. 31, 1998

                                                        (Percentages represent
                                                          value of investments
                                                        compared to net assets)


 Bonds (89.7%)(b)
Issuer           Coupon      Principal     Value(a)
                  Rate         amount
 Argentina (2.2%)
 Comp Nav Perez Companc
      (U.S. Dollar)
      01-30-04     9.00%    $1,000,000(d)  $820,000
 Province of Mendoza
      (U.S. Dollar)
      09-04-07    10.00      1,000,000(d)   815,370
 Republic of Argentina
      (Japanese Yen)
      03-27-01     5.50    110,000,000      800,327
      (U.S. Dollar)
      03-31-05     6.69      1,425,000      929,456
      01-30-17    11.38      1,000,000      725,000
 Total                                    4,090,153


 Bermuda (0.2%)
 Central Euro Media
      (Deutsche Mark) Sr Nts Series RG
      08-15-04     4.45        750,000      311,318


 Brazil (1.7%)
 Espirito Santo - Escelsa
      (U.S. Dollar)
      07-15-07    10.00      1,000,000      684,190
 Globo Communicacoes Participacoes
      (U.S. Dollar) Sr Nts
      12-05-08    10.63      1,500,000(d) 1,017,045
 Republic of Brazil
      (U.S. Dollar)
      05-15-27    10.13      2,300,000    1,334,000
 Total                                    3,035,235

 Cayman Islands (0.2%)
 Roil
      (U.S. Dollar)
      12-05-02    12.78        958,000(h)   287,400


 Canada (3.3%)
 Govt of Canada
      (Canadian Dollar)
      02-01-06     7.00      2,000,000    1,375,916
      06-01-23     8.00      4,200,000    3,450,429
 Rogers Communication
      (Canadian Dollar) Sr Nts
      07-15-07     6.37      2,000,000    1,179,714
 Total                                    6,006,059

 Denmark (2.9%)
 Govt of Denmark
      (Danish Krone)
      05-15-03     8.00      7,700,000    1,316,277
      03-15-06     8.00      7,500,000    1,341,750
      11-10-24     7.00     15,000,000    2,691,210
 Total                                    5,349,237


 France (0.3%)
 Govt of France
      (European Currency Unit)
      04-25-05     7.50%       400,000     $536,367


 Germany (7.2%)
 Federal Republic of Germany
      (Deutsche Mark)
      11-11-04     7.50      5,430,000    3,658,685
      06-20-16     6.00      5,700,000    3,742,500
      07-04-27     6.50      8,300,000    5,770,343
 Total                                   13,171,528

 Greece (0.8%)
 Hellenic Republic
      (Greek Drachma)
      03-21-00     9.80    477,000,000    1,518,916


 Hong Kong (1.1%)
 Dao Heng Bank
      (U.S. Dollar) Sub Nts
      01-24-07     7.75      1,000,000(d)   612,210
 Hutchison Whampo Finance
      (U.S. Dollar) Company Guaranty
      08-01-27     7.50      2,000,000(d) 1,411,960
 Total                                    2,024,170


 Indonesia (0.3%)
 Tjiwi Kimia Finance Mauritius
      (U.S. Dollar) Company Guaranty
      08-01-04    10.00      1,300,000      533,000


 Israel (0.5%)
 Israel Electric
      (U.S. Dollar) Sr Nts
      12-15-26     7.88      1,000,000(d)   982,780


 Italy (4.1%)
 Govt of Italy
      (Italian Lira)
      09-15-01     7.75  2,450,000,000    1,548,400
      01-01-04     8.50  5,340,000,000    3,663,240
      11-01-26     7.25  3,050,000,000    2,232,600
 Total                                    7,444,240

 Japan (0.8%)
 Sony
      (U.S. Dollar)
      03-04-03     6.13      1,500,000    1,525,590

 Malaysia (0.6%)
 Petronas
      (U.S. Dollar)
      08-15-15     7.75%    $2,000,000   $1,185,020


 Mexico (2.9%)
 Banco Nacional de Comercio Exterior
      (U.S. Dollar)
      02-02-04     7.25      2,000,000(g) 1,560,000
 United Mexican States
      (British Pound) Medium-term Nts Series E
      05-30-02     8.75        750,000    1,084,357
      (U.S. Dollar)
      09-15-16    11.38      2,150,000    1,827,499
      05-15-26    11.50      1,050,000      880,688
 Total                                    5,352,544

 Norway (2.3%)
 Govt of Norway
      (Norwegian Krone)
      01-31-99     9.00     32,200,000    4,142,144


 Panama (0.5%)
 Banco General
      (U.S. Dollar)
      08-01-02     7.70      1,000,000(d)   946,530


 Peru (0.5%)
 Southern Peru Copper
      (U.S. Dollar)
      05-30-07     7.90      1,000,000    1,000,430


 Philippines (0.4%)
 Philippine Long Distance Telephone
      (U.S. Dollar) Medium-term Nts Series E
      03-06-07     7.85      1,200,000(d)   809,784


 Poland (0.8%)
 Govt of Poland
      (U.S. Dollar)
      10-27-14     4.00      2,000,000(e) 1,545,000


 Russia (0.2%)
 Govt of Russia
      (U.S. Dollar)
      06-10-03    11.75      1,000,000(d)   246,250
 Tatneft Finance
      (U.S. Dollar) Company Guaranty
      10-29-02     9.00        800,000(d)   144,000
 Total                                      390,250

 Slovenia (1.8%)
 Republic of Slovenia
      (Deutsche Mark)
      06-16-04     5.75%     5,500,000   $3,317,050


 South Korea (0.9%)
 Korea Development Bank
      (U.S. Dollar)
      05-15-06     7.25      1,500,000      999,330
 Republic of Korea
      (U.S. Dollar)
      04-15-08     8.88      1,000,000      706,589
 Total                                    1,705,919


 Spain (1.6%)
 Govt of Spain
      (Spanish Peseta)
      04-30-99     9.40    200,000,000    1,387,600
      04-30-06     8.80    170,000,000    1,454,520
 Total                                    2,842,120


 Sweden (3.0%)
 Govt of Sweden
      (Swedish Krona)
      02-09-05     6.00     15,000,000    1,987,095
      08-15-07     8.00     16,600,000    2,529,093
 Paulson Enterprenad
      (Swedish Krona)
      12-15-00     8.29      9,000,000    1,066,590
 Total                                    5,582,778

 United Kingdom (9.5%)
 Colt Telecom Group
      (Deutsche Mark)
      07-31-08     4.25      1,500,000      733,515
 IPC Magazines Group
      (British Pound)
      03-15-08     9.63        500,000(d)   704,046
 United Kingdom Treasury
      (British Pound)
      03-03-00     9.00      2,000,000    3,468,243
      06-07-02     7.00      1,000,000    1,741,781
      06-10-03     8.00      1,350,000    2,476,520
      12-07-05     8.50      1,500,000    2,962,727
      09-08-06     7.75      1,500,000    2,880,320
      08-25-17     8.75      1,000,000    2,362,927
 Total                                   17,330,079


 United States (38.5%)
 California Infrastructure
    Pacific Gas & Electric
      (U.S. Dollar)
      06-25-03     6.16      1,050,000    1,077,279

 Citicorp
      (Deutsche Mark)
      09-19-09     6.25%     3,000,000   $1,887,294
 DTE Burns Harbor LLC
      (U.S. Dollar) Sr Nts
      01-30-03     6.57      1,300,000(d) 1,299,610
 Federal Natl Mtge Assn
      (U.S. Dollar)
      02-15-08     5.75      2,000,000    2,024,640
      07-01-13     6.00      2,000,000    1,995,360
      02-01-27     7.50        763,079      784,049
      03-01-27     7.50      1,575,192    1,618,479
      06-01-27     7.50      1,507,954    1,549,393
 Federated Dept Stores
      (U.S. Dollar)
      02-15-28     7.00      1,500,000    1,501,785
 First Union-
    Lehman Brothers Cl A3
      (U.S. Dollar) Series 1997-C1
      04-18-29     7.50      1,150,000    1,187,375
 Firstar Capital
      (U.S. Dollar) Company Guaranty Series B
      12-15-26     8.32      1,000,000    1,122,460
 Ford Motor Credit
      (U.S. Dollar)
      09-10-02     6.55      3,000,000    3,112,170
 GTE North
      (U.S. Dollar) Series F
      02-15-10     6.38      2,000,000    2,038,160
 MGM Grand
      (U.S. Dollar)
      02-01-05     6.95      1,500,000    1,489,200
 Morgan (JP)
      (U.S. Dollar) Sr Sub Medium-term Nts Series A
      02-15-12     4.00      1,000,000      924,460
 Nationwide CSN Trust
      (U.S. Dollar)
      02-15-25     9.88      1,500,000(d) 1,860,120
 New York Life Insurance
      (U.S. Dollar)
      12-15-23     7.50      1,000,000(d) 1,029,800

 Railcar Leasing
      (U.S. Dollar)
      01-15-13     7.13%    $3,000,000(d)$3,224,430
 Texas Utilities Electric
      (U.S. Dollar)
      08-01-07     7.17      2,000,000    2,118,520
 TU Electric Capital
      (U.S. Dollar) Company Guaranty
      01-30-37     8.18      1,000,000    1,023,110
 U.S. Treasury
      (U.S. Dollar)
      02-15-00     5.88      4,500,000    4,550,670
      11-15-01     7.50      1,650,000    1,769,031
      02-15-05     7.50      5,600,000    6,334,328
      11-15-16     7.50     11,975,000   14,785,413
      02-15-27     6.63      2,500,000    2,926,225
    TIPS
      01-15-07     3.38%     3,000,000(f) 2,987,934
 USX
      (U.S. Dollar)
      03-01-08     6.85      2,000,000    2,023,620
 Watson Pharmaceuticals
      (U.S. Dollar) Sr Nts
      05-15-08     7.13      1,200,000    1,224,636
 Zurich Capital
      (U.S. Dollar) Company Guaranty
      06-01-37     8.38      1,000,000(d) 1,161,500
 Total                                   70,631,051


 Venezuela (0.4%)
 Govt of Venezuela
      (U.S. Dollar) Series B
      03-31-07     6.75        428,572(e)   177,857
      (U.S. Dollar) Series DM
      03-31-07     2.42      2,801,000(e)   619,161
 Total                                      797,018

 Total bonds
 (Cost: $168,103,710)                  $164,393,710





 Short-term securities (10.5%)
Issuer      Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
              purchase

 U.S. government agencies (6.5%)
 Federal Home Loan Mtge Corp Disc Nts
      09-04-98     5.48%   $2,700,000    $2,698,772
      09-04-98     5.50     1,400,000     1,399,362
      09-17-98     5.49     4,100,000     4,090,031
      10-02-98     5.46     1,200,000     1,194,379
      10-02-98     5.47     1,900,000     1,891,083
 Federal Natl Mtge Assn Disc Nt
      09-14-98     5.47       600,000       598,817
 Total                                   11,872,444


 Commerical paper (4.0%)
 Colgate-Palmolive
      09-28-98     5.53       700,000(c)    697,113


 Fleet Funding
      09-18-98     5.54%     $500,000(c)   $498,699
 Heinz (HJ)
      10-16-98     5.53     6,300,000     6,256,766
Total                                     7,452,578

 Total short-term securities
 (Cost: $19,325,022)                    $19,325,022


 Total investments in securities
 (Cost: $187,428,732)(i)               $183,718,732

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1998, is as follows:

Security                           Acquisition                      Cost
                                      dates
Roil
     (U.S. Dollar) 12.78% 2002      05-15-98                      $929,260

(i) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $187,436,745 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$ 8,458,811
Unrealized depreciation.....................................(12,176,824)
Net unrealized depreciation.................................$(3,718,013)

     (This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      Growth Dimensions Fund
      Aug. 31, 1998

                            (Percentages represent
                             value of investments
                            compared to net assets)


 Common stocks (93.6%)
Issuer                      Shares        Value(a)

 Aerospace & defense (0.5%)
 United Technologies       141,000      $10,231,313


 Airlines (2.2%)
 AMR                       524,100(b)    28,563,450
 Southwest Airlines        786,600       14,011,313
 Total                                   42,574,763



 Automotive & related (0.4%)
 Ford Motor                196,600        8,650,400


 Banks and savings & loans (5.8%)
 BankAmerica               314,550       20,150,859
 Citicorp                  165,700       17,916,313
 Norwest                 1,310,400       38,984,400
 State Street              524,100       27,285,956
 Wachovia                  131,000        9,603,938
 Total                                  113,941,466

 Beverages & tobacco (1.3%)
 Coca-Cola                 393,200       25,607,150


 Chemicals (2.5%)
 Monsanto                  250,600       13,704,688
 Waste Management          786,200(b)    34,691,075
 Total                                   48,395,763


 Communications equipment & services (2.9%)
 Lucent Technologies       366,700       25,989,863
 Northern Telecom          331,100(c)    15,810,025
 Tellabs                   340,800(b)    14,398,800
 Total                                   56,198,688

 Computers & office equipment (13.3%)
 America Online            157,300       12,888,769
 Automatic Data
      Processing           157,300       10,027,875
 BMC Software              392,726(b)    16,617,219
 Cisco Systems             720,600(b)    58,999,124
 Compaq Computer           966,100       26,990,419
 EMC                       152,700(b)     6,900,131
 Hewlett-Packard           393,600       19,114,200
 Intl Business Machines    314,600       35,431,824
 Microsoft                 471,800(b)    45,263,312
 Network Associates        262,100(b)     8,452,725
 PeopleSoft                249,500(b)     7,017,188
 Xerox150,600           13,224,563
 Total                                  260,927,349

 Electronics (2.3%)
 Intel                     470,800       33,515,075
 Texas Instruments         235,600       11,235,175
 Total                                   44,750,250

 Energy (3.0%)
 Exxon                     301,200      $19,709,775
 Mobil                     262,100       18,117,663
 Royal Dutch Petroleum     521,400(c)    20,725,650
 Total                                   58,553,088

 Energy equipment & services (1.0%)

 Halliburton               287,4007,634,063
 Schlumberger              282,900(c)    12,394,556
 Total                                   20,028,619


 Financial services (6.0%)
 Associates First
      Capital Cl A         196,731       11,631,720
 Fannie Mae                287,600       16,339,275
 MBNA                      655,300       15,399,550
 Merrill Lynch & Co         52,600        3,471,600
 Morgan Stanley, Dean Witter,
      Discover & Co        392,990       22,817,982
 Paychex                   274,850       10,444,300
 Travelers Group           852,000       37,807,499
 Total                                  117,911,926

 Health care (11.4%)
 Boston Scientific         155,000(b)    10,733,750
 Bristol-Myers Squibb      380,800       37,270,800
 Elan ADR                  262,000(b,c,d)15,392,500
 Johnson & Johnson         266,400       18,381,600
 Medtronic                 265,400       13,634,925
 Merck & Co                262,100       30,387,219
 Pfizer                    615,800       57,269,399
 Schering-Plough           262,000       22,532,000
 SmithKline Beecham ADR     96,200(c)     5,471,375
 Warner-Lambert            175,100       11,425,275
 Total                                  222,498,843


 Health care services (3.5%)

 Cardinal Health           275,10024,071,249
 HBO & Co                  786,400       16,711,000
 HEALTHSOUTH
      Rehabilitation       366,600(b)     6,942,488
 Service Corp Intl         288,000        9,756,000
 United Healthcare         327,500       11,830,938
 Total                                   69,311,675


 Household products (1.7%)
 Gillette                  471,600       19,394,550
 Procter & Gamble          169,800       12,989,700
 Total                                   32,384,250


 Industrial equipment & services (1.1%)
 Deere & Co                351,400       11,574,237
 Illinois Tool Works       196,500        9,517,969
 Total                                   21,092,206


 Insurance (3.2%)
 ACE                       943,300(c)   $27,355,700
 Allstate                  138,100        5,178,750
 American Intl Group       294,112       22,738,573
 UNUM 162,100            7,132,400
 Total                                   62,405,423



 Leisure time & entertainment (0.5%)
 Disney (Walt)              93,000        2,551,688
 Mattel                    219,200        7,096,600
 Mirage Resorts             32,333(b)       480,953
 Total                                   10,129,241

 Media (5.2%)
 CBS                       786,640       20,452,640
 Clear Channel
      Communications       262,000(b)    11,790,000
 Gannett                   524,086       30,921,074
 New York Times Cl A       379,500       11,005,500
 Time Warner               340,600       27,375,725
 Total                                  101,544,939


 Multi-industry conglomerates (7.1%)
 AccuStaff                 344,300(b)     4,303,750
 Emerson Electric          484,800       27,633,600
 General Electric          982,700       78,615,999
 Tyco Intl                 524,372(c)    29,102,646
 Total                                  139,655,995


 Restaurants & lodging (1.1%)

 Marriott Intl Cl A        785,80022,051,513


 Retail (10.4%)
 Costco Cos                196,400(b)     9,243,075
 CVS                       589,800       21,453,975

 Dayton Hudson             707,400      $25,466,400
 Home Depot                524,200       20,181,700
 Kroger                    262,400(b)    11,808,000
 Safeway                 1,061,200(b)    41,784,750
 Tandy235,700           12,860,381
 Wal-Mart Stores         1,048,600       61,605,249
 Total                                  204,403,530

 Textiles & apparel (--%)
 Nike Cl B                  22,200          770,063


 Utilities -- electric (1.1%)
 CMS Energy                393,500       16,649,969
 Duke Energy                90,600        5,651,175
 Total                                   22,301,144


 Utilities -- gas (0.8%)

 El Paso Energy            655,600       16,267,075


 Utilities -- telephone (5.1%)
 AirTouch Communications   261,800(b)    14,726,250
 BellSouth                 655,300       44,929,007
 Cincinnati Bell           293,500        6,897,250
 U S WEST Communications
      Group                432,800       22,505,600
 WorldCom                  288,300(b)    11,802,281
 Total                                  100,860,388


 Total common stocks
 (Cost: $1,688,411,378)              $1,833,447,060



 Short-term securities (6.5%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase
 U.S. government agency (1.6%)
 Federal Home Loan Mtge Corp Disc Nts
    09-03-98       5.49%   $10,600,000  $10,596,778
    09-04-98       5.48      5,600,000    5,597,452
    09-11-98       5.48     10,200,000   10,184,530
    09-23-98       5.49      5,300,000    5,282,316
 Total                                   31,661,076

 Commercial paper (4.8%)
 Albertson's
    09-02-98       5.56      5,800,000    5,799,107
 Ameritech Capital Funding
    09-10-98       5.53      9,500,000    9,486,914
 Barclays U.S. Funding
    09-08-98       5.55      5,400,000    5,394,173
 Ciesco LP
    10-06-98       5.55      5,000,000    4,973,264
 Fleet Funding
    09-18-98       5.54      4,600,000(e) 4,588,031
 Glaxo Wellcome
    09-22-98       5.53      4,700,000(e) 4,684,893
 Goldman Sachs Group
    10-13-98       5.56      8,200,000    8,147,095
 GTE Funding
    09-16-98       5.54      2,300,000    2,294,710
 Heinz (HJ)
    10-16-98       5.53      4,000,000    3,972,550
 Merrill Lynch
    10-07-98       5.56      5,600,000    5,569,088
 Motorola
    09-24-98       5.56      2,500,000    2,491,183

 Natl Australia Finance (Delaware)
    09-21-98       5.53%    $8,500,000   $8,473,981
 Paccar Financial
    09-17-98       5.54      2,700,000    2,693,376
 Pacific Life Insurance
    09-10-98       5.52      3,900,000    3,894,638
 Reed Elsevier
    09-22-98       5.56      3,200,000(e) 3,189,715
 Rohm & Haas
    09-29-98       5.56      2,300,000    2,290,108
 Siemens
    09-28-98       5.52      5,400,000    5,377,725
 USAA Capital
    09-01-98       5.57      5,000,000    5,000,000
 Xerox Credit
    09-10-98       5.53      5,000,000    4,993,113
 Total                                   93,313,664

 Letter of credit (0.1%)
 First Chicago-
 Commed Fuel
    10-06-98       5.55      2,600,000    2,586,072


 Total short-term securities
 (Cost: $127,560,812)                  $127,560,812


 Total investments in securities
 (Cost: $1,815,972,190)(f)           $1,961,007,872

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 1998, the value of foreign securities represented 6.4% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $1,816,031,876 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...................................$243,950,503
Unrealized depreciation....................................(98,974,507)
Net unrealized appreciation...............................$144,975,996

     (This annual report is not part of the prospectus.)


      Retirement Annuity Mutual Funds
      Income Advantage Fund
      Aug. 31, 1998

                                                                                     (Percentages represent
                                                                                       value of investments
                                                                                     compared to net assets)


 Bonds (85.0%)
Issuer                                                     Coupon              Principal               Value(a)
                                                             rate                amount

 Government obligations (0.4%)
 Argentina Govt Natl
    (U.S. Dollar)
        09-19-27                                             9.75%              $700,000(c)            $469,000
 Govt of Russia
    (Russian Ruble)
        12-15-20                                             6.63              2,000,000(c)             200,000
 Republic of Argentina
    (Argentine Peso)
        07-10-02                                             8.75              1,000,000(c,e)           550,000
 Republic of Korea
    (U.S. Dollar)
        04-15-08                                             8.88              1,250,000(c)             883,236
 United Mexican States
    (U.S. Dollar)
        05-15-26                                            11.50                500,000(c)             419,375
 Total                                                                                                2,521,611

 Aerospace & defense (1.0%)
 Compass Aerospace
    Sr Sub Nts
        04-15-05                                            10.13              1,550,000(e)           1,565,500
 L-3 Communications
    Sr Sub Nts Series B
        05-01-07                                            10.38              1,560,000              1,665,300
 Sequa
        10-15-99                                             9.63              2,500,000              2,562,500
 Total                                                                                                5,793,300


 Automotive & related (1.9%)
 EV Intl
    Company Guaranty Series A
        03-15-07                                            11.00              2,500,000              2,100,000
 Hayes Lemmerz Intl
    Company Guaranty Series B
        07-15-07                                             9.13              2,000,000              1,925,000
 HDA Parts System
    Sr Sub Nts with Rights
        08-01-05                                            12.00              1,000,000(e)             986,250
 MSX Intl
    Company Guaranty
        01-15-08                                            11.38              1,725,000              1,673,250
 Oxford Automotive
    Company Guaranty
        06-15-07                                            10.13              3,250,000              3,274,375
    Sr Sub Nts
        06-15-07                                            10.13              1,000,000(e)           1,007,500
 Total                                                                                               10,966,375

 Banks and savings & loans (0.6%)
 Alfa-Russia Finance
    (U.S. Dollar) Medium-term Nts Bank Guaranty
        07-28-00                                            10.38                500,000(c)              25,000
    CEI Citicorp Holdings
    (Argentine Peso)
        02-14-07                                            11.25                500,000(c,e)           286,485

 Wilshire Financial Services
        01-01-04                                            13.00              2,300,000              2,438,000
    Series B
        08-15-04                                            13.00                450,000                476,438
 Total                                                                                                3,225,923

 Building materials & construction (0.3%)
 Schuff Steel
    Sr Nts
        06-01-08                                            10.50              2,100,000(e)           1,884,750


 Commercial finance (0.3%)
 Advance Holding
    Zero Coupon
        04-15-03                                            12.88                400,000(e,g)           224,000
 Netia Holdings
    (U.S. Dollar) Company Guaranty Series B
        11-01-07                                            10.25              1,725,000(c)           1,593,469
 Total                                                                                                1,817,469


 Communications equipment & services (15.0%)
 21st Century Telecom Group
    Zero Coupon Sr Disc Nts
        02-15-03                                            12.25              1,500,000(g)             750,000
 Allegiance Telecom
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                            12.06              4,950,000(g)           2,190,375
 American Cellular
    Sr Nts
        05-15-08                                            10.50              4,000,000(e)           3,645,000
 Bestel
    (U.S. Dollar) Zero Coupon
        05-15-01                                            12.75              2,850,000(c,e,g)       1,645,875
 Birch Telecom
        06-15-08                                            14.00              2,000,000(e)           2,005,000
 BTI Telecommunications
    Sr Nts
        09-15-07                                            10.50                700,000                682,500
 Caprock Communications
    Sr Nts
        07-15-08                                            12.00              3,000,000(e)           2,973,750
 Coaxial Communications/Phoenix
    Company Guaranty
        08-15-06                                            10.00              2,500,000(e)           2,428,125
 Comcast Cellular Holdings
    Sr Nts Series B
        05-01-07                                             9.50              5,000,000              4,856,250
 EchoStar DBS
    Company Guaranty
        07-01-02                                            12.50              2,000,000              2,175,000
 EchoStar Satellite Broadcasting
    Zero Coupon Sr Disc Nts
        03-15-00                                            12.65              2,150,000(g)           1,951,125
 Esprit Telecom Group
    (U.S. Dollar) Sr Nts
        12-15-07                                            11.50              1,250,000(c)           1,268,750
        06-15-08                                            10.88              2,000,000(c,e)         1,987,500
    Facilicom Intl
    Sr Nts Series B
        01-15-08                                            10.50%              $500,000               $481,250
 Globalstar LP/Capital
    Sr Nts
        02-15-04                                            11.38              1,250,000                978,125
        06-15-04                                            11.25              1,000,000                800,000
        06-01-05                                            11.50                400,000(e)             320,000
 GST Equipment Funding
    Sr Nts
        05-01-07                                            13.25                750,000                847,500
 GST Telecom/GST Network Funding
    Zero Coupon Sr Disc Nts
        05-01-03                                            10.50              3,000,000(e,g)         1,740,000
 GST Telecommunications
    Sr Sub Nts
        11-15-07                                            12.75                750,000                841,875
 ICO Global Communications
        08-01-05                                            15.00              4,000,000              3,680,000
 Iridium LLC/Capital
    Company Guaranty Series A
        07-15-05                                            13.00              1,000,000                925,000
    Company Guaranty Series C
        07-15-05                                            11.25                510,000                418,200
    Company Guaranty Series D
        07-15-05                                            10.88              2,800,000              2,296,000
 IXC Communications
    Sr Sub Nts
        04-15-08                                             9.00              2,550,000              2,320,500
 Jordan Telecommunications Products
    Sr Nts Series B
        08-01-07                                             9.88              3,700,000              3,588,999
    Zero Coupon Sr Disc Nts Series B
        08-01-00                                             9.19              3,250,000(g)           2,571,563
 KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
        02-15-03                                            12.68              1,500,000(g)             768,750
 Level 3 Communications
    Sr Nts
        05-01-08                                             9.13              2,250,000              2,013,750
 Microcell Telecommunications
    (Canadian Dollar) Zero Coupon Sr Disc Nts Series B
        10-15-02                                             5.98              1,210,000(c,g)           461,113
    (U.S. Dollar) Zero Coupon Sr Disc Nts Series B
        12-01-01                                            11.13              1,000,000(c,g)           671,250
 MJD Communications
        05-01-08                                             9.50                600,000(e)             607,500
 Nextel Communications
    Zero Coupon Sr Disc Nts
        01-15-99                                             8.67              2,500,000(g)           2,525,000
        02-15-99                                            11.84                500,000(g)             485,625
 Northeast Optic Network
    Sr Nts
        08-15-08                                            12.75              2,000,000              1,990,000
 NTL
    Sr Nts Series B
        02-15-07                                            10.00              2,000,000              2,052,500
    Zero Coupon Sr Nts Series B
        02-01-01                                             8.94              5,000,000(g)           3,949,999
 Pathnet
        04-15-08                                            12.25%            $1,400,000(e)          $1,288,000
    PhoneTel Technologies
    Sr Nts
        12-15-06                                            12.00              2,130,000              2,135,325
 Price Comm Cellular Holdings
    Sr Nts
        08-15-08                                            11.25              1,500,000              1,515,000
 RCN
    Zero Coupon Sr Disc Nts Series B
        02-15-03                                             9.80              1,200,000(g)             687,000
 Satelites Mexicanos
    (U.S. Dollar) Sr Nts
        11-01-04                                            10.13              2,000,000(c,e)         1,500,000
 Telehub Communications
    Zero Coupon
        07-31-01                                            13.88              3,000,000(e,g)         2,010,000
 Triton Communications
    Zero Coupon Sr Disc Sub Nts
        05-01-03                                            10.86              4,000,000(e,g)         2,155,000
 Unisite
    Zero Coupon Sub Nts
        12-15-00                                            13.00              1,000,000(d,g)         1,000,000
 Versatel Telecom
    (U.S. Dollar) Sr Nts
        05-15-08                                            13.25              2,700,000(c,e)         2,841,750
 Vialog
    Company Guaranty
        11-15-01                                            12.75              3,720,000              3,766,500
 Total                                                                                               84,792,324


 Computers & office equipment (2.6%)
 American Business Information
    Sr Sub Nts
        06-15-08                                             9.50              3,000,000(e)           2,936,250
 Anacomp
    Sr Sub Nts Series B
        04-01-04                                            10.88              2,000,000              2,005,000
 Bell Technology Group
    Sr Nts
        05-01-05                                            13.00              2,050,000(e)           2,091,000
 Concentric Network
    Sr Nts
        12-15-07                                            12.75                600,000                608,250
 Cooperative Computing
    Sr Sub Nts
        02-01-08                                             9.00              2,250,000(e)           2,002,500
 Decisionone Holdings
    Zero Coupon
        08-01-02                                             9.88              1,425,000(g)             748,125
 PSINet
    Sr Nts Series B
        02-15-05                                            10.00              1,700,000              1,602,250
 Unisys
    Sr Nts
        10-15-04                                            11.75              2,000,000              2,292,500

 Verio
    Sr Nts
        04-01-05                                            10.38                500,000(e)             480,000
 Total                                                                                               14,765,875


 Electronics (0.2%)
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                             8.63              1,500,000(c,e)         1,029,375


 Energy (5.7%)
 Anker Coal Group
    Sr Nts Series B
        10-01-07                                             9.75              1,300,000              1,144,000
 Belco Oil & Gas
    Sr Sub Nts Series B
        09-15-07                                             8.88                600,000                498,000
 Canadian Forest Oil
    (U.S. Dollar) Company Guaranty
        09-15-07                                             8.75              1,000,000(c)             900,000
 Clark R&M
    Sr Sub Nts
        11-15-07                                             8.88              1,400,000              1,260,000
 Costilla Energy
    Sr Nts
        10-01-06                                            10.25              3,000,000              2,707,500
 Energy Corp of America
    Sr Sub Nts Series A
        05-15-07                                             9.50              1,500,000              1,438,125
 Forcenergy
    Sr Sub Nts
        11-01-06                                             9.50                500,000                469,375
    Sr Sub Nts Series B
        02-15-07                                             8.50                750,000                660,000
 Houston Exploration
    Sr Sub Nts Series B
        01-01-08                                             8.63              1,450,000              1,393,813
 HS Resources
    Company Guaranty
        11-15-06                                             9.25              1,000,000                976,250
    Sr Sub Nts
        12-01-03                                             9.88              1,400,000              1,324,750
 Hurricane Hydrocarbons
    (U.S. Dollar) Sr Nts
        11-01-04                                            11.75              2,250,000(c,e)         1,777,500
 Lodestar Holdings
    (U.S. Dollar) Sr Nts
        05-15-05                                            11.50              3,000,000(c,e)         2,535,000
 Michael Petroleum
    Sr Nts
        04-01-05                                            11.50                500,000(e)             485,625
 Nuevo Energy
    Sr Sub Nts
        06-01-08                                             8.88              3,000,000(e)           2,820,000
 Ocean Energy
    Sr Sub Nts
        07-01-08                                             8.38              2,250,000(e)           2,025,000
 Panda Global Energy
    (U.S. Dollar) Company Guaranty
        04-15-04                                            12.50%            $4,245,000(e)          $3,565,800
 Rayovac
    Sr Sub Nts Series B
        11-01-06                                            10.25                912,000                984,960
 Roil
    (U.S. Dollar)
        12-05-02                                            12.78              1,916,000(c,d)           574,800
    Tesoro Petroleum
    Sr Sub Nts
        07-01-08                                             9.00              2,150,000(e)           2,104,312
 Transamerica Energy
        06-15-02                                            11.50              2,200,000              1,471,250
    Zero Coupon
        06-15-99                                            17.13              2,400,000(g)           1,296,000
 Total                                                                                               32,412,060

 Energy equipment & services (1.7%)
 Bayard Drilling Technologies
    Sr Nts
        06-30-05                                            11.00                700,000(e)             679,000
 Dailey Intl
    Company Guaranty Series B
        02-15-08                                             9.50              1,000,000                878,750
 DI Inds
    Sr Nts
        07-01-07                                             8.88              1,000,000                885,000
 Grant Geophysical
    Company Guaranty Series B
        02-15-08                                             9.75              1,225,000              1,119,344
 Northern Offshore ASA
    (U.S. Dollar) Company Guaranty
        05-15-05                                            10.00              3,400,000(c,e)         2,890,000
 Plains Resources
    Company Guaranty Series D
        03-15-06                                            10.25              1,000,000                997,500
 Seven Seas Petroleum
    Sr Nts
        05-15-05                                            12.50              2,000,000(e)           1,925,000
 Total                                                                                                9,374,594

 Financial services (1.7%)
 Arcadia Financial
    Sr Nts
        03-15-07                                            11.50              4,580,000              3,719,300
 Gemini Inds
        12-23-01                                            13.50              1,500,000(d)           1,500,000
 Ocwen Asset Investment
    Sr Nts
        07-01-05                                            11.50              3,000,000(e)           2,640,000
 Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                            10.00              3,000,000(b,c)         1,230,000
 Tri Polyta Finance BV
    (U.S. Dollar) Zero Coupon Company Guaranty
        12-01-03                                            10.25              2,100,000(b,c,f)         750,750
 Total                                                                                                9,840,050


 Food (2.1%)
 Ameriserve Food Distributions
    Company Guaranty
        07-15-07                                            10.13              1,300,000              1,196,000
 Aurora Foods
    Sr Sub Nts Series B
        02-15-07                                             9.88                400,000                417,000
    Sr Sub Nts Series D
        02-15-07                                             9.88              2,000,000              2,085,000
 CFP Holdings
    Sr Nts Series B
        01-15-04                                            11.63                900,000                562,500
 Chiquita Brands Intl
    Sr Nts
        01-15-04                                             9.63              1,000,000              1,031,250
 Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                            10.00              1,250,000(b,c,e)         781,250
 Gorges/Quik to Fix Food
    Sr Sub Nts Series B
        12-01-06                                            11.50              2,250,000                630,000
 RAB Enterprises
    Sr Nts
        05-01-05                                            10.50              2,400,000(e)           2,364,000
 Specialty Foods
    Sr Nts Series B
        08-15-01                                            10.25              1,100,000                983,125
 Stroh Brewery
    Sr Sub Nts
        07-01-06                                            11.10              3,261,000(b)           1,646,805
 Total                                                                                               11,696,930

 Furniture & appliances (0.2%)
 Lifestyle Furnishings
    Company Guaranty
        08-01-06                                            10.88              1,000,000              1,106,250


 Health care (0.4%)
 Alaris Medical
    Zero Coupon Sr Disc Nts
        08-01-03                                            11.12              4,000,000(e,g)         2,295,000


 Health care services (2.7%)
 Abbey Healthcare Group
    Sr Sub Nts
        11-01-02                                             9.50              5,500,000              5,321,250
 Fountain View
    Sr Sub Nts
        04-15-08                                            11.25                950,000(e)             935,750
 Magellan Health Services
    Sr Sub Nts
        02-15-08                                             9.00              2,000,000(e)           1,620,000
 Oxford Health Plans
    Sr Nts
        05-15-05                                            11.00              1,775,000(e)           1,455,500


 Paracelsus Healthcare
    Sr Sub Nts
        08-15-06                                            10.00              2,250,000              2,160,000
 Physician Sales & Service
    Company Guaranty
        10-01-07                                             8.50              2,250,000              2,210,625
 Tenet Healthcare
    Sr Nts
        01-15-05                                             8.00              1,500,000              1,546,365
 Total                                                                                               15,249,490


 Household products (0.5%)
 Coty
    Sr Sub Nts
        05-01-05                                            10.25              1,000,000              1,096,250
 Revlon Worldwide
    Zero Coupon Sr Disc Nts Series B
        03-15-01                                            10.59              2,000,000(f)           1,450,000
 Total                                                                                                2,546,250


 Industrial equipment & services (2.2%)
 Clark Materials Handling
    Company Guaranty
        11-15-06                                            10.75              1,500,000              1,552,500
    Sr Nts
        11-15-06                                            10.75                750,000(e)             776,250
 Goss Graphic Systems
    Sr Sub Nts
        10-15-06                                            12.00              2,500,000              2,400,000
 Grove Holdings LLC
    Zero Coupon
        05-01-03                                            11.63              1,000,000(e,g)           461,250
 Grove Inds LLC
        05-01-10                                            14.50                675,000(e)             675,000
 Motor & Gears
    Sr Nts Series D
        11-15-06                                            10.75              2,750,000              2,725,938
 Purina Mills
    Sr Sub Nts
        03-15-10                                             9.00                575,000(e)             577,875
 Thermadyne Holdings
    Zero Coupon
        06-01-03                                            12.49              3,000,000(e,g)         1,500,000
 Thermadyne Mfg LLC/Capital
    Sr Sub Nts
        06-01-08                                             9.88              2,000,000(e)           1,900,000
 Total                                                                                               12,568,813

 Insurance (0.7%)
 Americo Life
    Sr Sub Nts
        06-01-05                                             9.25              2,000,000              2,027,500
 Veritas Holdings
    (U.S. Dollar) Sr Nts
        12-15-03                                             9.63              1,591,000(c)           1,666,573
 Total                                                                                                3,694,073


 Leisure time & entertainment (4.3%)
 Affinity Group Holding
    Sr Nts
        04-01-07                                            11.00%            $1,500,000             $1,567,500
 Coast Hotels & Casino
    Company Guaranty Series B
        12-15-02                                            13.00              1,900,000              2,139,875
 Hammons (JQ) Hotels
    1st Mtge
        02-15-04                                             8.88              1,500,000              1,460,625
 Hollywood Theaters
    Company Guaranty
        08-01-07                                            10.63              1,100,000              1,120,625
 Icon Health & Fitness
    Sr Sub Nts Series B
        07-15-02                                            13.00              1,000,000                630,000
    Zero Coupon Sr Disc Nts Series B
        11-15-01                                            14.00              2,250,000(g)             225,000
 IHF Holdings
    Zero Coupon Sr Disc Nts Series B
        11-15-99                                             6.56              3,000,000(b,g)           600,000
 Lodgenet Entertainment
    Sr Nts
        12-15-06                                            10.25              2,000,000              2,037,500
 Premier Cruises
    Sr Nts
        03-15-08                                            11.00              2,000,000(b,e)         1,455,000
 Premier Parks
    Sr Nts
        04-01-06                                             9.25                800,000                760,000
 Riviera Holdings
    Company Guaranty
        08-15-04                                            10.00              1,250,000              1,221,875
 SFX Entertainment
    Company Guaranty Series B
        02-01-08                                             9.13                370,000                353,350
 Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
        05-01-06                                            11.25              2,550,000              2,199,375
 Trump Holdings & Funding
    Sr Nts
        06-15-05                                            15.50              1,200,000              1,335,000
 United Artists Theatres
    Series 1995A
        07-01-15                                             9.30              1,670,928              1,668,840
    Sr Sub Nts
        04-15-08                                             9.75              2,000,000(d,e)         1,954,999
 Venetian Casino/LV Sands
    Company Guaranty
        11-15-04                                            12.25              1,525,000              1,536,438
    Zero Coupon Company Guaranty
        11-15-05                                            10.00                600,000                531,000
 Waterford Gaming/LLC
    Sr Nts
        11-15-03                                            12.75              1,230,000              1,339,163
 Total                                                                                               24,136,165


 Media (10.1%)
 Adams Outdoor Advertising
    Sr Nts
        03-15-06                                            10.75              2,000,000              2,122,500
 Adelphia Communications
    Zero Coupon Sr Nts Pay-in-kind Series B
        02-15-04                                             9.50                356,875(f,i)           376,949
    Sr Nts Series B
        02-01-08                                             8.38              4,500,000              4,410,000
 Australis Holdings
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        11-01-00                                            12.80              2,260,000(b,c,g)         113,000
 Australis Media
    (U.S. Dollar)
        11-01-00                                            14.00                616,647(c)             466,170
    (U.S. Dollar) Zero Coupon
        05-15-00                                            14.06                 47,958(b,c,g)             719
        05-15-00                                            12.25              4,500,000(b,c,g)          67,500
 Benedek Communications
    Zero Coupon Sr Disc Nts
        05-15-01                                            11.89              1,250,000(g)             995,313
 Big City Radio
    Zero Coupon Company Guaranty
        03-15-01                                            11.25              2,000,000(g)           1,455,000
 Big Flower Press
    Sr Sub Nts
        07-01-07                                             8.88              1,000,000                991,250
    Capstar Broadcasting
    Zero Coupon Sr Disc Nts
        02-01-02                                             7.49              1,000,000(e,g)           753,750
 CBS Radio
    Pay-in-kind Sub Deb
        01-15-09                                            11.38              1,052,800(i)           1,179,136
 Central Euro Media
    (U.S. Dollar) Sr Nts
        08-15-04                                             9.38              2,150,000(c)           1,883,228
 Chancellor Media
    Sr Sub Nts
        10-01-04                                             9.38              1,500,000              1,522,500
    Sr Sub Nts Series B
        12-15-07                                             8.13              1,250,000              1,200,000
 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                            10.63              2,250,000(c,e)         1,525,568
 Grupo Televisa
    (U.S. Dollar) Sr Nts
        05-15-06                                            11.88              2,250,000(c)           2,025,000
 Jacor Communications
    Company Guaranty
        12-15-06                                             9.75              3,250,000              3,534,375
 James Cable Partners LP
    Sr Nts Series B
        08-15-04                                            10.75              2,000,000              2,040,000
 Liberty Group Operating
    Company Guaranty
        02-01-08                                             9.38              1,000,000                972,500
 MDC Communications
    (U.S. Dollar) Sr Sub Nts
        12-01-06                                            10.50              2,750,000(c)           2,921,875
 OpTel
    Sr Nts Series B
        02-15-05                                            13.00%            $2,250,000             $2,396,250
 Outdoor Systems
    Company Guaranty
        06-15-07                                             8.88              3,875,000              3,952,500
 Paxson Communications
    Sr Sub Nts
        10-01-02                                            11.63              1,750,000              1,815,625
 Pegasus Media & Communications
    Series B
        07-01-05                                            12.50              1,500,000              1,650,000
    Sr Nts Series B
        10-15-05                                             9.63                750,000                744,375
 Pratama Datakom Asia
    (U.S. Dollar) Company Guaranty Sr Nts
        07-15-05                                            12.75              1,400,000(c,e)           346,500
 Price Communications Wireless
    Sr Nts
        12-15-06                                             9.13              3,000,000(e)           2,722,499
    Sr Sub Nts
        07-15-07                                            11.75              2,500,000              2,678,125
 Radio Unica
    Zero Coupon Sr Disc Nts
        08-01-02                                            11.74              2,000,000(e,g)         1,187,500
 Spanish Broadcasting Systems
    Zero Coupon Sr Nts
        06-15-02                                            12.50              1,000,000              1,090,000
    Telemundo Holdings
    Zero Coupon Sr Disc Nts
        08-15-03                                            11.50              4,000,000(e,g)         2,140,000
 Telewest Communication
    (U.S. Dollar) Debs
        10-01-06                                             9.63              1,500,000(c)           1,477,500
 Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
        03-01-02                                            10.00              1,000,000(c,d,i)       1,500,000
 Viacom Intl
    Sub Deb
        07-07-06                                             8.00              2,500,000              2,484,375
 Total                                                                                               56,741,582

 Metals (2.8%)
 Bar Technologies
    Company Guaranty
        04-01-01                                            13.50              1,500,000(e)           1,635,000
 Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty
        12-01-07                                            11.00              1,500,000(c)           1,471,875
 EnviroSource
    Sr Nts
        06-15-03                                             9.75              3,000,000              2,981,250
 Great Central Mines
    (U.S. Dollar) Sr Nts
        04-01-08                                             8.88              1,750,000(c,e)         1,623,125
 Great Lakes Acquisition
    Zero Coupon
        05-15-03                                            13.12              1,500,000(e,g)           800,625

 Great Lakes Carbon
    Sr Sub Nts Pay-in-kind
        05-15-08                                            10.25              2,125,000(e,i)         2,124,999
 Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                            10.13              1,000,000(c,e)           870,000
 Maxxam Group Holdings
    Sr Nts Series B
        08-01-03                                            12.00              1,000,000              1,096,250
 NSM Steel
    Company Guaranty
        02-01-06                                            12.00              1,650,000              1,231,313
        02-01-08                                            12.25              1,200,000                840,000
 Sheffield Steel
    1st Mtge Series B
        12-01-05                                            11.50              1,000,000                980,000
 Total                                                                                               15,654,437

 Miscellaneous (6.8%)
 AMSC Acquisition
    Company Guaranty Series B
        04-01-08                                            12.25              1,500,000              1,020,000
 Autopistas Del Sol
    (U.S. Dollar) Sr Nts
        08-01-09                                            10.25              1,500,000(c,e)         1,102,500
 Bistro Trust
    Sub Nts
        12-31-02                                             9.50              1,000,000(e)           1,011,990
 Comforce Operating
    Sr Nts Series B
        12-01-07                                            12.00              1,400,000              1,477,000
    Crown Castle Intl
    Zero Coupon Sr Disc Nts
        11-15-02                                            10.01              2,250,000(g)           1,305,000
 CTI Holdings
    (U.S. Dollar) Zero Coupon Sr Nts
        04-15-03                                            11.50                950,000(c,e,g)         533,188
 Day Intl Group
    Company Guaranty
        03-15-08                                             9.50                500,000                466,250
 Golden Sky Systems
    Sr Sub Nts
        08-01-06                                            12.38              3,000,000(e)           2,955,000
 Isle of Capri/Capital
    1st Mtge Series B
        08-31-04                                            13.00              2,750,000              2,825,625
 JTM Inds
    Sr Sub Nts
        04-15-08                                            10.00              2,705,000(e)           2,688,094
 Knology Holdings
    Zero Coupon Sr Disc Nts
        10-15-02                                            12.46              1,500,000(g)             811,875
 Morris Materials Handling
    Sr Nts
        04-01-08                                             9.50              2,000,000(e)           1,695,000
 Norcal Waste Systems
    Company Guaranty Series B
        11-15-05                                            13.50              2,475,000              2,815,313

 NTEX
    (U.S. Dollar) Sr Nts
        06-01-06                                            11.50              1,400,000(c,e)         1,358,000
 Ormet
    Company Guaranty
        08-15-08                                            11.00              3,500,000(e)           3,403,749
 Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                            11.00              5,190,000              5,520,862
 Park-Ohio Inds
    Sr Sub Nts
        12-01-07                                             9.25              1,500,000              1,468,125
 Resource America
    Sr Nts
        08-01-04                                            12.00              1,000,000                997,500
 SC Intl
        09-01-07                                             9.25              2,200,000              2,227,500
 Stellex Inds
    Sr Sub Nts Series B
        11-01-07                                             9.50                900,000                865,125
 Talton Holdings
    Company Guaranty Sr Nts Series B
        06-30-07                                            11.00                750,000                791,250
 XCL
        05-01-04                                            13.50              1,000,000(e)           1,080,000
 Total                                                                                               38,418,946


 Multi-industry conglomerates (1.5%)
 Communications & Power Inds
    Sr Sub Nts Series B
        08-01-05                                            12.00              1,000,000              1,093,750
 Jordan Inds
    Zero Coupon Sr Sub Debs Series B
        04-01-02                                            11.75              1,608,386(g)           1,041,430
    Pierce Leahy
    Company Guaranty
        05-15-08                                             8.13              3,625,000(e)           3,371,250
 Prime Succession
    Sr Sub Nts
        08-15-04                                            10.75              2,675,000              2,731,844
 Total                                                                                                8,238,274


 Paper & packaging (4.1%)
 Bear Island LLC/Finance
    Sr Nts Series B
        12-01-07                                            10.00              1,550,000              1,550,000
 BPC Holding
    Sr Nts Series B Pay-in-kind
        06-15-06                                            12.50              1,600,000(i)           1,726,000
 Doman Inds
    (U.S. Dollar)
        03-15-04                                             8.75              1,500,000(c)           1,290,000
    (U.S. Dollar) Sr Nts Series B
        11-15-07                                             9.25                350,000(c)             269,500


 Gaylord Container
    Sr Nts
        06-15-07                                             9.75              1,800,000              1,579,500
        02-15-08                                             9.88              3,750,000              2,910,937
 Graham Packaging Capital
    Zero Coupon Sr Disc Nts
        01-15-03                                            10.03              1,500,000(e,g)           892,500
 Grupo Industrial Durango
    (U.S. Dollar)
        08-01-03                                            12.63              1,000,000(c)             755,000
 Repap New Brunswick
    (U.S. Dollar) Sr Nts
        06-01-04                                             9.00              1,200,000(c,e)         1,125,000
        04-15-05                                            10.63              3,250,000(c)           2,819,375
 Riverwood Intl
    Company Guaranty
        08-01-07                                            10.63                500,000                484,375
    Company Guaranty Sr Nts
        04-01-06                                            10.25              3,250,000              3,046,875
 Silgan Holdings
        06-01-09                                             9.00                825,000                835,313
 Stone Container
    Sr Nts
        08-01-16                                            12.58              2,000,000              2,162,500
 Stone Container Finance - Canada
    (U.S. Dollar) Company Guaranty
        08-15-06                                            11.50              1,500,000(c,e)         1,584,375
 Total                                                                                               23,031,250


 Restaurants & lodging (0.5%)
 American Restaurant Group
    Sr Nts
        02-15-03                                            11.50              1,000,000(e)           1,016,250
 Prime Hospitality
    Sr Sub Nts Series B
        04-01-07                                             9.75              1,550,000              1,588,750
 Total                                                                                                2,605,000


 Retail (3.5%)
 Advance Stores
    Sr Sub Nts
        04-15-08                                            10.25                800,000(e)             776,000
 Amazon.com
    Zero Coupon Sr Disc Nts
        05-01-03                                            10.00              2,900,000(e,g)         1,754,500
 CEX Holdings
    Sr Sub Nts
        06-01-08                                             9.63              2,500,000(e)           2,340,625
 Dairy Mart Convenience Stores
    Sr Sub Nts
        03-15-04                                            10.25              3,000,000              2,827,500
 Fred Meyer
    Zero Coupon Sr Sub Debs Pay-in-kind
        06-15-07                                            13.63                      9(f,i)                11
 Jitney-Jungle Stores of America
    Company Guaranty Sr Nts
        03-01-06                                            12.00              1,500,000              1,635,000
 Maxim Group
    Company Guaranty Series B
        10-15-07                                             9.25%            $1,500,000             $1,520,625
 Musicland Group
    Company Guaranty Series B
        03-15-08                                             9.88              1,750,000              1,697,500
 Pathmark Stores
    Sr Sub Nts
        05-01-03                                             9.63              1,500,000              1,443,750
    Sub Nts
        06-15-02                                            11.63              3,500,000              3,395,000
 Pueblo Xtra Intl
    Sr Nts
        08-01-03                                             9.50                900,000                876,375
    Sr Nts Series C
        08-01-03                                             9.50              1,000,000                973,750
 United Auto Group
    Sr Sub Nts Series A
        07-15-07                                            11.00                750,000                710,625
 Total                                                                                               19,951,261


 Textiles & apparel (2.2%)
 Anvil Knitwear
    Sr Nts Series B
        03-15-07                                            10.88              1,500,000              1,518,750
 Galey & Lord
    Company Guaranty
        03-01-08                                             9.13              1,000,000                867,500
 GFSI
    Sr Sub Nts Series B
        03-01-07                                             9.63              4,000,000(e)           4,130,000
 GFSI Holdings
    Zero Coupon Sr Disc Nts Series B
        09-15-04                                            11.38              1,700,000(g)           1,734,000
 Hosiery Corp of America
    Sr Sub Nts
        08-01-02                                            13.75              1,000,000              1,060,000
 Pillowtex
    Company Guaranty Sr Sub Nts Series B
        12-15-07                                             9.00                500,000                496,875
 Polysindo Intl Finance
    (U.S. Dollar) Zero Coupon Company Guaranty
        06-15-06                                             6.89              1,495,000(b,c,f)         373,750
 Steel Heddle Group
    Zero Coupon
        06-01-03                                            13.74              1,600,000(e,g)           780,000
    Steel Heddle Mfg
    Sr Sub Nts
        06-01-08                                            10.63              1,200,000(e)           1,177,500
 Total                                                                                               12,138,375

 Transportation (1.0%)
 American Architectural
    Company Guaranty
        12-01-07                                            11.75              1,000,000              1,010,000
 Enterprises Shipholding
    (U.S. Dollar) Sr Nts
        05-01-08                                             8.88              1,600,000(c,e)         1,375,776
 Global Ocean Carriers
    Sr Nts
        07-15-07                                            10.25%            $2,500,000             $2,103,125
 Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                             9.75                350,000(c,e)           140,000
        06-15-07                                            10.00                500,000(c,e)           190,000
 Trico Marine Services
    Company Guaranty Sr Nts Series F
        08-01-05                                             8.50              1,000,000                905,000
 Total                                                                                                5,723,901

 Utilities -- electric (0.1%)
 Espirito Santo - Escelsa
    (U.S. Dollar)
        07-15-07                                            10.00                900,000(c)             615,771


 Utilities -- gas (0.3%)
 Bellwether Exploration
    Sr Nts
        04-01-07                                            10.88              1,000,000                993,750
 Empire Gas
    Sr Nts
        07-15-99                                             7.00              1,000,000(h)             850,000
 Total                                                                                                1,843,750


 Utilities -- telephone (7.6%)
 CCPR Services
    Company Guaranty
        02-01-07                                            10.00              4,250,000              3,952,500
 Colt Telecommunications Group
    (U.S. Dollar) Zero Coupon
        12-15-01                                             5.72              1,000,000(c,g)           970,000
 Geotek Communications
    Zero Coupon Cv Sr Sub Nts
        02-15-01                                             7.84                500,000(b,f)               625
    Zero Coupon Sr Disc Nts Series B
        07-15-00                                            11.80              1,128,000(b,g)           112,800
 Grupo Iusacell
    (U.S. Dollar)
        07-15-04                                            10.00                600,000(c)             489,000
 Hyperion Telecommunications
    Sr Nts Series B
        09-01-04                                            12.25              2,000,000              1,960,000
 Intermedia Communications
    Sr Nts Series B
        11-01-07                                             8.88              1,975,000              1,854,031
    Zero Coupon Sr Disc Nts Series B
        07-15-02                                             9.51              3,125,000(g)           2,156,250
    ITC Deltacom
    Sr Nts
        06-01-07                                            11.00              1,528,000              1,680,800
        03-01-08                                             8.88              1,600,000              1,616,000
 McLeod USA
    Sr Nts
        03-15-08                                             8.38              1,345,000              1,260,938


 Metrocall
    Sr Sub Nts
        10-01-07                                            10.38%            $1,750,000             $1,645,000
 MetroNet Communications
    (U.S. Dollar) Sr Nts
        08-15-07                                            12.00                750,000(c)             849,375
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        11-01-02                                            10.74              1,300,000(c,g)           872,625
    (U.S. Dollar) Zero Coupon Sr Disc Nts
        06-15-03                                             9.95              4,300,000(c,e,g)       2,305,874
 NEXTLINK Communications
    Sr Nts
        04-15-06                                            12.50              1,000,000              1,112,500
 Omnipoint Communications
    Sr Nts
        02-17-06                                             8.94              1,891,685(e,h)         1,797,100
        08-15-06                                            11.63              2,750,000              2,681,250
 Pagemart Nationwide
    Zero Coupon Sr Disc Nts
        02-01-00                                            12.51              2,500,000(g)           2,212,500
 Peoples Telephone
    Sr Nts
        07-15-02                                            12.25              1,500,000              1,691,250
 Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                             7.85                750,000(c,e)           506,115
        03-06-17                                             8.35                750,000(c,e)           435,158
 PLD Telekom
    (U.S. Dollar)
        06-01-04                                            14.00                100,000(c)              90,000
 Poland Telecom Finance
    (U.S. Dollar) Company Guaranty
        12-01-07                                            14.00              2,225,000(c,e)         2,225,000
 Primus Telecommunications Group
    Sr Nts
        08-01-04                                            11.75              1,175,000              1,151,500
    Sr Nts Series B
        05-15-08                                             9.88              2,500,000              2,275,000
 Pronet
    Sr Sub Nts
        06-15-05                                            11.88              2,000,000              2,080,000
 RSL Communications
    (U.S. Dollar) Company Guaranty
        11-15-06                                            12.25              1,225,000(c)           1,365,875
 WorldCom
    Sr Nts
        01-15-04                                             9.38              1,699,000              1,760,589
 Total                                                                                               43,109,655


 Total bonds
 (Cost: $525,053,401)                                                                              $479,788,879



 Common stocks (0.2%)
Issuer                        Shares      Value(a)

 Core Capital                22,223(d)     $444,460
 Global TeleSystems Group    10,900(b)      348,800

 Nextel Communications Cl A  2,323(b)        41,959
 OpTel2,250(b,e)              9,000
 Wilshire Real Estate
    Investment Trust         30,000         405,000


 Total common stocks
 (Cost: $1,365,800)                      $1,249,219



 Preferred stocks & other (8.3%)
Issuer                        Shares      Value(a)


 21st Century Telecom Group
    13.75% Pay-in-kind          414(b,j)   $351,900
    Warrants                    400          22,000
 Allegiance Telecom
    Warrants                  4,950           9,900
 American Mobile Satellite
    Warrants                  1,500          10,500
 American Restaurant Group
    12.00% Pay-in-kind          500(b,j)    515,000
 APP Finance II Mauritius Cl B
    12.00%                    4,075(c)    1,833,750
 Australis Holdings
    Warrants                  1,760(c)           18
 Belco Oil & Gas
    6.50% Cv                 40,000         705,000
 Capstar Broadcasting
    12.00% Pay-in-kind       10,000(b,j)  1,130,000
 Century Maintenance
    13.25% Pay-in-kind       20,000(b,e,j)2,002,499
 Chesapeake Energy
    7.00% Cv                 10,000         240,000
 Clark Material Handling
    13.00% Pay-in-kind        1,500(b,e,j)1,498,125
 Communications & Power Inds
    14.00% Pay-in-kind
       Series B              28,687(b,j)  3,126,883
 Concentric Network
    13.50% Pay-in-kind        2,500(b,e,j)2,325,000
    Warrants                    600          42,000
 Core Capital
    10.00% Cv Series A/I     22,223(d)      558,909
 CSC Holdings
    11.125% Pay-in-kind
       Series M              41,729(b,j)  4,694,513
 EchoStar Communications
    12.125% Pay-in-kind
       Series B               1,366(j)    1,475,280
 Fairfield Mfg
    11.25% Pay-in-kind        1,300(j)    1,300,000
 Geotek Communications
    Warrants                 40,000(k)           --
 Hyperion Telecommunications
    12.875% Pay-in-kind Series B549(b,j)    516,060

 Intermedia Communications
    13.50% Pay-in-kind Series B14,180(b,j)1,598,795


 Iridium World Communications
    Warrants                  1,700        $212,500
 IXC Communications
    12.50% Pay-in-kind Series B 563(b,j)    592,628
Jitney-Jungle Stores of America
    Cl A 15.00%              15,000(b)    2,362,500
 Kelley Oil & Gas
    2.625% Cv                37,500         707,813
 KMC Telecom Holdings
    Warrants                  1,500           7,500
 Knology Holdings
    Warrants                  1,500           6,000
 Liberty Group Publishing
    14.75% Cv                77,754(b)    1,759,184
 MetroNet Communications
    Warrants                    750          24,184
 Nakornthai Strip Mill
    Warrants                759,711(c,k)          --
 Nebco Evans Holdings
    11.25% Pay-in-kind       20,898(b,j)  1,546,452
 Nextel Communications
    11.125% Pay-in-kind Series E1,057(b,j)1,004,150
 NTL
    13.00% Pay-in-kind Series B3,492(b,e,j)3,911,040
 Paxson Communications
    12.50% Pay-in-kind
       Exchangeable          24,150(b,j)  2,390,849
 Pegasus Communications
    12.75% Pay-in-kind        7,450(b,j)    864,200
    12.75% Pay-in-kind Series A 129(b,j)    140,933
 Poland Telecom
    Warrants                  2,225(c)      133,500
 Price Communications
    Warrants                  4,472          80,496
 Primus Telecommunications
    Warrants                  1,175          23,500
 RSL Communications
    Warrants                  1,250         125,000
 SFX Broadcasting
    12.625% Pay-in-kind Series E9,386(j)  1,068,831
 SGW Holding
    12.75% Cv Series A        9,677(b,e)     99,992
    12.50% Pay-in-kind
       Series B              11,273(b,j)    193,332
    Warrants                    250(e)       79,188
 Sinclair Capital
    11.625%                  20,000       2,237,500
 Unifi Communications
    Warrants                  1,000              10
 Unisite
    Warrants                    500(d,k)          --
 Unisite Cl C
    Warrants                    540(d)      250,090
 Vialog
    Warrants                  3,720         130,200
 Warren (SD)
    14.00% Series B          67,000(b)    3,174,124

 Total preferred stocks & other
(Cost: $50,048,038)                     $47,081,828


 Short-term securities (4.4%)

Issuer          Annualized         Amount   Value(a)
                  yield on     payable at
                   date of       maturity
                  purchase

 U.S. government agencies (1.7%)
 Federal Home Loan Mtge Corp Disc Nts
      09-03-98     5.49%    $2,400,000   $2,399,271
      09-17-98     5.49      3,500,000    3,491,492
      09-21-98     5.48      1,500,000    1,495,450
      10-02-98     5.46      1,800,000    1,791,568
 Federal Natl Mtge Assn Disc Nt
      09-14-98     5.47        400,000      399,211
 Total                                    9,576,992

 Commercial paper (2.7%)
 Ciesco LP
      10-06-98     5.55      5,100,000    5,072,729
 Colgate-Palmolive
      09-28-98     5.53      1,100,000(l) 1,095,463
 Commerzbank U.S. Finance
      09-23-98     5.53      2,300,000    2,292,255
 Delaware Funding
      09-25-98     5.55      1,300,000(l) 1,295,207

 Fleet Funding
      10-09-98     5.57%    $1,200,000(l)$1,192,995
 GTE Funding
      09-14-98     5.55      1,300,000    1,297,404
      09-16-98     5.54        700,000      698,390
 Heinz (HJ)
      10-16-98     5.53      1,100,000    1,092,451
 Paccar Financial
      09-03-98     5.55      1,000,000      999,693
 Total                                   15,036,587


 Total short-term securities
 (Cost: $24,613,579)                    $24,613,579


 Total investments in securities
 (Cost: $601,080,818)(m)               $552,733,505

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 1998, the value of foreign securities represented 12.6% of net assets.

(d) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1998, is as follows:

Security                                    Acquisition                Cost
                                                  dates
Core Capital
   Common                                      10-31-97             $44,460
   Preferred 10.00% Cv Series A/I              10-31-97             555,575
Gemini Inds
   13.50% 2001                                 12-23-96           1,500,000
Roil
   (U.S. Dollar) 12.78% 2002                   05-15-98           1,858,520
Unisite
   13.00% Zero Coupon Sub Nts 2000             12-18-97           1,000,000
   Warrants                                    12-17-97                  --
Unisite Cl C
   Warrants                                    12-17-97             250,090
United Artist Theatres
   9.75% Sr Sub Notes 2008                     04-21-98           2,000,000
Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind 2002    03-05-97           1,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1998.

(i) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At Aug. 31, 1998, the cost of securities for federal income tax purposes was $600,455,842 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...............................$   7,437,052
Unrealized depreciation.................................(55,159,389)
Net unrealized depreciation............................$(47,722,337)

     (This annual report is not part of the prospectus.)

PART C. OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a) Financial Statements filed as part of this Post-Effective Amendment to the Registration Statement:

              Independent Auditor's report dated Oct. 2, 1998.
              Statements:
              Statements of Assets and Liabilities, Aug. 31, 1998.
              Statements of Operations for the year ended Aug. 31, 1998. Statements of Changes in Net Assets for the year ended Aug. 31,
                  1998 and the year ended Aug. 31, 1997.
              Notes to Financial Statements.
              Investments in Securities, as of Aug. 31, 1998.
              Notes to Investments in Securities.

(b)    Exhibits:

(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, is incorporated herein by reference.

(2) By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated herein by reference.

(3)      Not Applicable.

(4) Form of stock certificate for common shares, is on file at the Registrant's headquarters.

(5)(a) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30 to Registration Statement No. 2-73115, is incorporated herein by reference.

(5)(b) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No.
         2-73115, is incorporated herein by reference.

(5)(c) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, is filed electronically herewith.

(5)(d) Investment Advisory Agreement between American Express Financial Corporation Inc. and American Express Asset Management International Inc. for IDS Life International Equity Fund dated April 9, 1998, is filed electronically herewith.

(5)(e) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30 to Registration Statement No. 2-73115, is incorporated herein by reference.

(5)(f) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, is incorporated herein by reference.

(6)      Not Applicable.

(7) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(8)(a) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30 to Registration Statement No. 2-73115, is incorporated herein by reference.

(8)(b) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, is incorporated herein by reference.

(8)(c) Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust dated May 1993, is filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-73115, is incorporated herein by reference.

(9)(a) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated herein by reference.

(9)(b) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated herein by reference.

(10) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(11)     Independent Auditors' Consent is filed electronically herewith.

(12)     None.

(13) Investment Letter of IDS Life Insurance Company dated Oct. l3, l98l, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated herein by reference.

(14)     Not Applicable.

(15)     Not Applicable.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 filed as Exhibit 16 to Post-Effective Amendment No. 16 to Registration Statement No. 2-73115 is incorporated herein by reference. Addendum to the schedule for computation of each performance quotation filed as Exhibit 16 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73115, is incorporated herein by reference.

(17)     Financial Data Schedules are filed electronically herewith.

(18)(a) Directors' Power of Attorney, dated Jan. 7, 1998, to sign Amendments to this Registration Statement is filed electronically herewith.

(18)(b) Officers' Power of Attorney, dated Nov. 1, 1995, to sign Amendments to this Registration Statement, is filed electronically as Exhibit No. 18(b) to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-73115, is incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 26.      Number of Holders of Securities

                        (1)                          (2)

                                              Number of Record
                                                Holders as of
                   Title of Class              October 1, 1998

                   Capital Stock                     Ten
                     ($.01 par)

Item 27.      Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 28. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)

------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy V. Bechtold,            American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Corporation

------------------------------- ---------------------------- ---------------------------- ----------------------------

David J. Berry,                                              IDS Tower 10
Vice President                                               Minneapolis, MN  55440

------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440       Chief Marketing Officer

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Marketing Officer

------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Corporation

------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Investment Officer
                                of New York                  Albany, NY 12205



Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------
Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President                                               Minneapolis, MN 55440        and Assistant Secretary

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer

                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer

                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer

                                of Maryland Inc.




Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer

                                of Pennsylvania Inc.

                                American Express Partners                                 Vice President and
                                Life Insurance Company                                    Treasurer

                                IDS Cable Corporation                                     Director, Vice President

                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President

                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer

                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and

                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer

                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and

                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President

                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer




Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and

                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and

                                                                                          Treasurer

                                IDS Securities Corporation                                Vice President and

                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                North Dakota Public                                       Vice President and
                                Employee Payment Company                                  Treasurer

------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director                                                     Minneapolis, MN 55440

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Financial                                Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation




Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and President                                       Minneapolis, MN 55440

                                American Centurion Life                                   Director
                                Assurance Company

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board


                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency

                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency

                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency

                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board



                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.




Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director, Chairman of the
                                of New York                  Albany, NY 12205             Board and President

------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN 55440
President

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                American Express Financial                                Vice President
                                Corporation

------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director, Chairman of the                                    Minneapolis, MN 55440
Board and Chief Executive
Officer

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.




Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                American Express Financial                                Director and Executive
                                Corporation                                               Vice President

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY  12205

------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President

------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation

------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             American Centurion Life      IDS Tower 10                 Director, Chairman and
Director and Executive Vice     Assurance Company            Minneapolis, MN 55440        President
President

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer



Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Director and Vice President
                                Inc.

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Assistant Treasurer

------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President, General         Insurance Company            Minneapolis, MN 55440        General Counsel and
Counsel and Secretary                                                                     Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel





Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
                  (Continued)

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary

------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Controller   Insurance Company            Minneapolis, MN 55440        Controller

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller, Risk Management

Item 29.      The Fund has no principal underwriter.

Item 30.      American Express Financial Corporation
              IDS Tower 10
              Minneapolis, MN  55440-0010

Item 31.      Not Applicable.

Item 32.      (a) Not Applicable.

              (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

              (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Investment Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of Oct., 1998.

IDS LIFE INVESTMENT SERIES, INC.


By /s/ William R. Pearce
       William R. Pearce, Chief Executive Officer


By /s/ John R. Thomas
       John R. Thomas, Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of Oct., 1998.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

Signature                                            Capacity

/s/  James A. Mitchell*                              Director
     James A. Mitchell

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Jan. 7, 1998, and filed electronically herewith.



/s/ William R. Pearce
    William R. Pearce

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 36
TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

      The prospectus.

Part B.

      Statement of Additional Information.

      Financial Statements.

Part C.

      Other information.

The signatures.